UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03447

SEI Tax Exempt Trust

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2009

Date of reporting period: August 31, 2009

Item 1.	Reports to Stockholders.

SEI Tax Exempt Trust

Annual Report as of August 31, 2009

Tax Free Fund

Institutional Tax Free Fund

Massachusetts Tax Free Money Market Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

Pennsylvania Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

California Municipal Bond Fund

Tax-Advantaged Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q will be available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

Letter to Shareholders

TO OUR SHAREHOLDERS:

The fiscal year ending August 31, 2009 has been a time characterized by high levels of volatility in the global markets, as well as an unprecendented response by central banks and governments in an attempt to stabilize the situation. Following the collapse of Lehman Brothers in September 2008, there was a severe lack of liquidity, and fears circulated about the potential failures of other financial institutions. Equity markets fell rapidly in the fourth quarter of 2008 as investors sought high-quality, low-risk investments. In response, Treasury yields continued to fall, and bond spreads widened dramatically. It was a time of uncertainty, and investor risk appetite had all but vanished.

Economic and market sentiment began to improve in early March 2009. Federal Reserve programs such as the Term Asset-Backed Loan Facility (TALF) and Public-Private Investment Program (PPIP) added liquidity to the market, as did the near-zero-interest-rate policy that is still being employed. Markets have rallied since March, gaining over 16.32% year to date as measured by the Russell 3000 Index. Over the summer, housing markets and regional manufacturing sectors showed some improvements; however, the labor market still remains in turmoil.

On behalf of SEI Investments, I want to thank you for the confidence you have in the SEI Tax Exempt Trust. We are working every day to maintain that confidence, and we look forward to serving your investment needs in the future.

Sincerely,

Robert A. Nesher

President

SEI Tax Exempt Trust / Annual Report / August 31, 2009	1

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

Intermediate-Term Municipal Fund

General Market Overview

The fiscal year began with the government-sponsored enterprises of Fannie Mae and Freddie Mac being placed in conservatorship by the U.S. Treasury. On the heels of this unprecedented event, Lehman Brothers Holdings Inc. declared bankruptcy, placing the global financial system under duress. AIG’s solvency was questioned, but the company was extended a lifeline in the form of government assistance. In the wake of these events, liquidity dried up and risks to the financial system abounded, especially when the Reserve Primary Fund “broke the buck,” as this money market fund fell below its $1.00 NAV. The municipal market was not immune from the distress inflicting other capital markets. At times, liquidity in the municipal market was non-existent, as many broker-dealers were so capital-constrained that very little trading transpired. In mid-December, the nadir of the crisis was reached after the market experienced its worst valuations on record. From that point, valuations in the market became attractive, and as it began to attract new capital throughout the first quarter of 2009, the municipal market began its recovery process. Despite declining revenues and budget deficit problems, municipal bonds that yielded over 100% of comparable U.S. Treasury bonds attracted new investment dollars. After bank nationalization fears abated in March, municipal bond funds took in record amounts of new money, establishing a calendar-year record by the closing of the Fund’s fiscal year in August 2009. Tax-exempt issuance declined due to the illiquidity in the markets early in the year, and declined again later in the year as many municipalities took advantage of the Build America Bond program to issue taxable municipal debt. The combination of increased investor risk appetite, record amounts of cash inflows and declining issuance drove municipal yields down over the course of the year. AAA-rated long-term municipal yields declined over 80 basis points, and AAA-rated short-term municipal yields declined by over 100 basis points, buoyed by the Federal Reserve’s nearly-zero-interest-rate policy. While municipal credit spreads narrowed late in the fiscal year, they were wider over the course of the entire fiscal year. The fiscal year ended with an improved tone as well as the realization that fiscal and budget challenges remain.

For the fiscal year ended August 31, 2009, the SEI Tax Exempt Trust Intermediate-Term Municipal Fund, Class A (the “Fund”) posted a return of 4.92% versus 6.58% for the Barclays 3-15 Year Blended

Municipal Index (the “Benchmark”). With credit-quality spreads widening, an overweight to revenue bonds and BBB-rated securities detracted from returns. An underweight to the better-performing, higher-quality pre-refunded bonds subtracted from returns. A slightly longer duration posture enhanced relative performance, as yields declined over the course of the fiscal year.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Intermediate-Term Municipal Fund, Class A	4.92%	3.70%	3.13%	4.36%	5.11%

Comparison of Change in the Value of a $100,000 Investment in the Intermediate-Term Municipal Fund, Class A, versus the Barclays 3-15 Year Blended Municipal Bond Index3

[1]	For the periods ended August 31, 2009. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays 3-15 Year Blended Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

2	SEI Tax Exempt Trust / Annual Report / August 31, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

Short Duration Municipal Fund

General Market Overview

The fiscal year began with the government-sponsored enterprises of Fannie Mae and Freddie Mac being placed in conservatorship by the U.S. Treasury. On the heels of this unprecedented event, Lehman Brothers Holdings Inc. declared bankruptcy, placing the global financial system under duress. AIG’s solvency was questioned, but the company was extended a lifeline in the form of government assistance. In the wake of these events, liquidity dried up and risks to the financial system abounded, especially when the Reserve Primary Fund “broke the buck,” as this money market fund fell below its $1.00 NAV. The municipal market was not immune from the distress inflicting other capital markets. At times, liquidity in the municipal market was non-existent, as many broker-dealers were so capital-constrained that very little trading transpired. In mid-December, the nadir of the crisis was reached after the market experienced its worst valuations on record. From that point, valuations in the market became attractive, and as it began to attract new capital throughout the first quarter of 2009, the municipal market began its recovery process. Despite declining revenues and budget deficit problems, municipal bonds that yielded over 100% of comparable U.S. Treasury bonds attracted new investment dollars. After bank nationalization fears abated in March, municipal bond funds took in record amounts of new money, establishing a calendar-year record by the closing of the Fund’s fiscal year in August 2009. Tax-exempt issuance declined due to the illiquidity in the markets early in the year, and declined again later in the year as many municipalities took advantage of the Build America Bond program to issue taxable municipal debt. The combination of increased investor risk appetite, record amounts of cash inflows and declining issuance drove municipal yields down over the course of the year. AAA-rated long-term municipal yields declined over 80 basis points, and AAA-rated short-term municipal yields declined by over 100 basis points, buoyed by the Federal Reserve’s nearly-zero-interest-rate policy. While municipal credit spreads narrowed late in the fiscal year, they were wider over the course of the entire fiscal year. The fiscal year ended with an improved tone as well as the realization that fiscal and budget challenges remain.

For the fiscal year ended August 31, 2009, the SEI Tax Exempt Trust Short Duration Municipal Fund, Class A (the “Fund”) posted a total return of 3.70% versus 3.85% for the Barclays 1 Year Municipal Bond

Index (the “Benchmark”). Detracting from returns over the period was the Fund’s overweight to the underperforming revenue bond sector, which was mitigated by strong security selection. A slightly longer duration posture added to returns as municipal yields declined. Holdings in municipal bonds with three- to five-year maturities enhanced returns, as these bonds outperformed one-year bonds.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annualized 3-Year Return	Average Annualized 5-Year Return	Annualized Inception to Date
Short Duration Municipal Fund, Class A	3.70%	3.77%	2.88%	2.65%

Comparison of Change in the Value of a $100,000 Investment in the Short Duration Municipal Fund, Class A, versus the Barclays 1-Year Municipal Bond Index3

[1]	For the periods ended August 31, 2009. Past performance is no indication of future performance. Shares of the Fund were offered beginning November 13, 2003.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays 1 Year Municipal Bond Index is a rules-based, market-value- weighted index engineered for the short-term t ax exempt bond market. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	3

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

Pennsylvania Municipal Bond Fund

General Market Overview

The fiscal year began with the government-sponsored enterprises of Fannie Mae and Freddie Mac being placed in conservatorship by the U.S. Treasury. On the heels of this unprecedented event, Lehman Brothers Holdings Inc. declared bankruptcy, placing the global financial system under duress. AIG’s solvency was questioned, but the company was extended a lifeline in the form of government assistance. In the wake of these events, liquidity dried up and risks to the financial system abounded, especially when the Reserve Primary Fund “broke the buck,” as this money market fund fell below its $1.00 NAV. The municipal market was not immune from the distress inflicting other capital markets. At times, liquidity in the municipal market was non-existent, as many broker-dealers were so capital-constrained that very little trading transpired. In mid-December, the nadir of the crisis was reached after the market experienced its worst valuations on record. From that point, valuations in the market became attractive, and as it began to attract new capital throughout the first quarter of 2009, the municipal market began its recovery process. Despite declining revenues and budget deficit problems, municipal bonds that yielded over 100% of comparable U.S. Treasury bonds attracted new investment dollars. After bank nationalization fears abated in March, municipal bond funds took in record amounts of new money, establishing a calendar-year record by the closing of the Fund’s fiscal year in August 2009. Tax-exempt issuance declined due to the illiquidity in the markets early in the year, and declined again later in the year as many municipalities took advantage of the Build America Bond program to issue taxable municipal debt. The combination of increased investor risk appetite, record amounts of cash inflows and declining issuance drove municipal yields down over the course of the year. AAA-rated long-term municipal yields declined over 80 basis points, and AAA-rated short-term municipal yields declined by over 100 basis points, buoyed by the Federal Reserve’s nearly-zero-interest-rate policy. While municipal credit spreads narrowed late in the fiscal year, they were wider over the course of the entire fiscal year. The fiscal year ended with an improved tone as well as the realization that fiscal and budget challenges remain.

For the fiscal year ended August 31, 2009, the SEI Tax Exempt Trust Pennsylvania Municipal Bond Fund, Class A (the “Fund”) posted a total return of 2.88% versus 6.34% for the Barclays MF Pennsylvania Intermediate Municipal Index (the “Benchmark”). With credit-quality spreads widening, an overweight to revenue bonds and BBB-rated securities detracted from returns. An underweight to the better-performing, higher-quality pre-refunded bonds also subtracted from returns. A shorter duration posture was also a detractor as intermediate and short-term municipal yields declined.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Pennsylvania Municipal Bond Fund, Class A	2.88%	3.09%	2.89%	4.36%	4.04%
Pennsylvania Municipal Bond Fund, Class B	3.11%	3.25%	3.03%	4.50%	5.25%

Comparison of Change in the Value of a $100,000 Investment in the Pennsylvania Municipal Bond Fund, Class A and Class B, versus the Barclays MF Pennsylvania Intermediate Municipal Index3

[1]	For the periods ended August 31, 2009. Past performance is no indication of future performance. Class A and Class B shares were offered beginning August 26, 1998 and August 14, 1989, respectively.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays MF Pennsylvania Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.

4	SEI Tax Exempt Trust / Annual Report / August 31, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

Massachusetts Municipal Bond Fund

General Market Overview

The fiscal year began with the government-sponsored enterprises of Fannie Mae and Freddie Mac being placed in conservatorship by the U.S. Treasury. On the heels of this unprecedented event, Lehman Brothers Holdings Inc. declared bankruptcy, placing the global financial system under duress. AIG’s solvency was questioned, but the company was extended a lifeline in the form of government assistance. In the wake of these events, liquidity dried up and risks to the financial system abounded, especially when the Reserve Primary Fund “broke the buck,” as this money market fund fell below its $1.00 NAV. The municipal market was not immune from the distress inflicting other capital markets. At times, liquidity in the municipal market was non-existent, as many broker-dealers were so capital-constrained that very little trading transpired. In mid-December, the nadir of the crisis was reached after the market experienced its worst valuations on record. From that point, valuations in the market became attractive, and as it began to attract new capital throughout the first quarter of 2009, the municipal market began its recovery process. Despite declining revenues and budget deficit problems, municipal bonds that yielded over 100% of comparable U.S. Treasury bonds attracted new investment dollars. After bank nationalization fears abated in March, municipal bond funds took in record amounts of new money, establishing a calendar-year record by the closing of the Fund’s fiscal year in August 2009. Tax-exempt issuance declined due to the illiquidity in the markets early in the year, and declined again later in the year as many municipalities took advantage of the Build America Bond program to issue taxable municipal debt. The combination of increased investor risk appetite, record amounts of cash inflows and declining issuance drove municipal yields down over the course of the year. AAA-rated long-term municipal yields declined over 80 basis points, and AAA-rated short-term municipal yields declined by over 100 basis points, buoyed by the Federal Reserve’s nearly-zero-interest-rate policy. While municipal credit spreads narrowed late in the fiscal year, they were wider over the course of the entire fiscal year. The fiscal year ended with an improved tone as well as the realization that fiscal and budget challenges remain.

For the fiscal year ended August 31, 2009, the SEI Tax Exempt Trust Massachusetts Municipal Bond Fund, Class A (the “Fund”) posted a total return of 6.67% versus 7.85% for the Barclays MF Massachusetts

Intermediate Municipal Index (the “Benchmark”). With credit-quality spreads widening, an overweight to revenue bonds and BBB-rated securities detracted from returns. An underweight to the better-performing, higher-quality pre-refunded bonds subtracted from returns. A slightly longer duration posture enhanced relative performance with yields declining over the course of the fiscal year.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
Massachusetts Municipal Bond Fund, Class A	6.67%	4.83%	3.82%	4.85%	4.44%

Comparison of Change in the Value of a $100,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Barclays MF Massachusetts Intermediate Municipal Index3

[1]	For the periods ended August 31, 2009. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays MF Massachusetts Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	5

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

New Jersey Municipal Bond Fund

General Market Overview

The fiscal year began with the government-sponsored enterprises of Fannie Mae and Freddie Mac being placed in conservatorship by the U.S. Treasury. On the heels of this unprecedented event, Lehman Brothers Holdings Inc. declared bankruptcy, placing the global financial system under duress. AIG’s solvency was questioned, but the company was extended a lifeline in the form of government assistance. In the wake of these events, liquidity dried up and risks to the financial system abounded, especially when the Reserve Primary Fund “broke the buck,” as this money market fund fell below its $1.00 NAV. The municipal market was not immune from the distress inflicting other capital markets. At times, liquidity in the municipal market was non-existent, as many broker-dealers were so capital-constrained that very little trading transpired. In mid-December, the nadir of the crisis was reached after the market experienced its worst valuations on record. From that point, valuations in the market became attractive, and as it began to attract new capital throughout the first quarter of 2009, the municipal market began its recovery process. Despite declining revenues and budget deficit problems, municipal bonds that yielded over 100% of comparable U.S. Treasury bonds attracted new investment dollars. After bank nationalization fears abated in March, municipal bond funds took in record amounts of new money, establishing a calendar-year record by the closing of the Fund’s fiscal year in August 2009. Tax-exempt issuance declined due to the illiquidity in the markets early in the year, and declined again later in the year as many municipalities took advantage of the Build America Bond program to issue taxable municipal debt. The combination of increased investor risk appetite, record amounts of cash inflows and declining issuance drove municipal yields down over the course of the year. AAA-rated long-term municipal yields declined over 80 basis points, and AAA-rated short-term municipal yields declined by over 100 basis points, buoyed by the Federal Reserve’s nearly-zero-interest-rate policy. While municipal credit spreads narrowed late in the fiscal year, they were wider over the course of the entire fiscal year. The fiscal year ended with an improved tone as well as the realization that fiscal and budget challenges remain.

For the fiscal year ended August 31, 2009, the SEI Tax Exempt Trust New Jersey Municipal Bond Fund, Class A (the “Fund”) posted a return of 5.21% versus 6.53% for the Barclays 3-10 Year Intermediate

Municipal Index (the “Benchmark”). With credit-quality spreads widening, the Fund’s overweight to BBB-rated securities and underweight to AAA-rated pre-refunded bonds detracted from returns. A slightly longer duration posture enhanced returns due to a decline in municipal yields.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
New Jersey Municipal Bond Fund, Class A	5.21%	4.26%	3.34%	4.32%	4.09%

Comparison of Change in the Value of a $100,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Barclays 3-10 Year Intermediate Municipal Bond Index3

[1]	For the periods ended August 31, 2009. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays 3-10 Year Intermediate Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Barclays 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.

6	SEI Tax Exempt Trust / Annual Report / August 31, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

New York Municipal Bond Fund

General Market Overview

The fiscal year began with the government-sponsored enterprises of Fannie Mae and Freddie Mac being placed in conservatorship by the U.S. Treasury. On the heels of this unprecedented event, Lehman Brothers Holdings Inc. declared bankruptcy, placing the global financial system under duress. AIG’s solvency was questioned, but the company was extended a lifeline in the form of government assistance. In the wake of these events, liquidity dried up and risks to the financial system abounded, especially when the Reserve Primary Fund “broke the buck,” as this money market fund fell below its $1.00 NAV. The municipal market was not immune from the distress inflicting other capital markets. At times, liquidity in the municipal market was non-existent, as many broker-dealers were so capital-constrained that very little trading transpired. In mid-December, the nadir of the crisis was reached after the market experienced its worst valuations on record. From that point, valuations in the market became attractive, and as it began to attract new capital throughout the first quarter of 2009, the municipal market began its recovery process. Despite declining revenues and budget deficit problems, municipal bonds that yielded over 100% of comparable U.S. Treasury bonds attracted new investment dollars. After bank nationalization fears abated in March, municipal bond funds took in record amounts of new money, establishing a calendar-year record by the closing of the Fund’s fiscal year in August 2009. Tax-exempt issuance declined due to the illiquidity in the markets early in the year, and declined again later in the year as many municipalities took advantage of the Build America Bond program to issue taxable municipal debt. The combination of increased investor risk appetite, record amounts of cash inflows and declining issuance drove municipal yields down over the course of the year. AAA-rated long-term municipal yields declined over 80 basis points, and AAA-rated short-term municipal yields declined by over 100 basis points, buoyed by the Federal Reserve’s nearly-zero-interest-rate policy. While municipal credit spreads narrowed late in the fiscal year, they were wider over the course of the entire fiscal year. The fiscal year ended with an improved tone as well as the realization that fiscal and budget challenges remain.

For the fiscal year ended August 31, 2009, the SEI Tax Exempt Trust New York Municipal Bond Fund, Class A, (the “Fund”) posted a total return of 5.33% versus 6.44% for the Barclays MF New York

Intermediate Municipal Index (the “Benchmark”). With credit-quality spreads widening, an overweight to revenue bonds and BBB-rated securities detracted from returns. An underweight to the better-performing, higher-quality pre-refunded bonds also subtracted from returns. An underweight to general-obligation bonds, especially those issued by New York City, enhanced performance, as New York City is heavily dependent on the financial services industry for its revenues. With the decline in financial markets, tax receipts are expected to slow, resulting in wider credit-quality spreads.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
New York Municipal Bond Fund, Class A	5.33%	4.45%	3.46%	4.73%	4.40%

Comparison of Change in the Value of a $100,000 Investment in the New York Municipal Bond Fund, Class A, versus the Barclays MF New York Intermediate Municipal Index3

[1]	For the periods ended August 31, 2009. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays MF New York Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	7

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

California Municipal Bond Fund

General Market Overview

The fiscal year began with the government-sponsored enterprises of Fannie Mae and Freddie Mac being placed in conservatorship by the U.S. Treasury. On the heels of this unprecedented event, Lehman Brothers Holdings Inc. declared bankruptcy, placing the global financial system under duress. AIG’s solvency was questioned, but the company was extended a lifeline in the form of government assistance. In the wake of these events, liquidity dried up and risks to the financial system abounded, especially when the Reserve Primary Fund “broke the buck,” as this money market fund fell below its $1.00 NAV. The municipal market was not immune from the distress inflicting other capital markets. At times, liquidity in the municipal market was non-existent, as many broker-dealers were so capital-constrained that very little trading transpired. In mid-December, the nadir of the crisis was reached after the market experienced its worst valuations on record. From that point, valuations in the market became attractive, and as it began to attract new capital throughout the first quarter of 2009, the municipal market began its recovery process. Despite declining revenues and budget deficit problems, municipal bonds that yielded over 100% of comparable U.S. Treasury bonds attracted new investment dollars. After bank nationalization fears abated in March, municipal bond funds took in record amounts of new money, establishing a calendar-year record by the closing of the Fund’s fiscal year in August 2009. Tax-exempt issuance declined due to the illiquidity in the markets early in the year, and declined again later in the year as many municipalities took advantage of the Build America Bond program to issue taxable municipal debt. The combination of increased investor risk appetite, record amounts of cash inflows and declining issuance drove municipal yields down over the course of the year. AAA-rated long-term municipal yields declined over 80 basis points, and AAA-rated short-term municipal yields declined by over 100 basis points, buoyed by the Federal Reserve’s nearly-zero-interest-rate policy. While municipal credit spreads narrowed late in the fiscal year, they were wider over the course of the entire fiscal year. The fiscal year ended with an improved tone as well as the realization that fiscal and budget challenges remain.

For the fiscal year ended August 31, 2009, the SEI Tax Exempt Trust California Municipal Bond Fund, Class A (the “Fund”) posted a total return of 4.11% versus 5.36% for the Barclays MF California

Intermediate Municipal Index (the “Benchmark”). With credit-quality spreads widening, the Fund’s overweight to BBB-rated securities and underweight to AAA-rated pre-refunded bonds detracted from returns. An underweight to the State’s general-obligation bonds enhanced returns over the fiscal year after the State’s budget problems resulted in a credit-rating downgrade and widening credit spreads. A slightly longer duration posture enhanced returns due to a decline in municipal yields.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Average Annual 3-Year Return	Average Annual 5-Year Return	Average Annual 10-Year Return	Annualized Inception to Date
California Municipal Bond Fund, Class A	4.11%	3.83%	3.24%	4.44%	4.32%

Comparison of Change in the Value of a $100,000 Investment in the California Municipal Bond Fund, Class A, versus the Barclays MF California Intermediate Municipal Index3

[1]	For the periods ended August 31, 2009. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays MF California Intermediate Municipal Index is a subset of the Barclays Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.

8	SEI Tax Exempt Trust / Annual Report / August 31, 2009

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

SEI TAX EXEMPT TRUST — AUGUST 31, 2009

Tax-Advantaged Income Fund

General Market Overview

The fiscal year began with the government-sponsored enterprises of Fannie Mae and Freddie Mac being placed in conservatorship by the U.S. Treasury. On the heels of this unprecedented event, Lehman Brothers Holdings Inc. declared bankruptcy, placing the global financial system under duress. AIG’s solvency was questioned, but the company was extended a lifeline in the form of government assistance. In the wake of these events, liquidity dried up and risks to the financial system abounded, especially when the Reserve Primary Fund “broke the buck,” as this money market fund fell below its $1.00 NAV. The municipal market was not immune from the distress inflicting other capital markets. At times, liquidity in the municipal market was non-existent, as many broker-dealers were so capital-constrained that very little trading transpired. In mid-December, the nadir of the crisis was reached after the market experienced its worst valuations on record. From that point, valuations in the market became attractive, and as it began to attract new capital throughout the first quarter of 2009, the municipal market began its recovery process. Despite declining revenues and budget deficit problems, municipal bonds that yielded over 100% of comparable U.S. Treasury bonds attracted new investment dollars. After bank nationalization fears abated in March, municipal bond funds took in record amounts of new money, establishing a calendar-year record by the closing of the Fund’s fiscal year in August 2009. Tax-exempt issuance declined due to the illiquidity in the markets early in the year, and declined again later in the year as many municipalities took advantage of the Build America Bond program to issue taxable municipal debt. The combination of increased investor risk appetite, record amounts of cash inflows and declining issuance drove municipal yields down over the course of the year. AAA-rated long-term municipal yields declined over 80 basis points, and AAA-rated short-term municipal yields declined by over 100 basis points, buoyed by the Federal Reserve’s nearly-zero-interest-rate policy. While municipal credit spreads narrowed late in the fiscal year, they were wider over the course of the entire fiscal year. The fiscal year ended with an improved tone as well as the realization that fiscal and budget challenges remain.

For the fiscal year ended August 31, 2009, the SEI Tax Exempt Trust Tax-Advantaged Income Fund, Class A (the “Fund”) posted a total return of 2.34% versus -3.22% for the Barclays 60/40 Hybrid of the

Barclays High Yield Municipal Bond Index and Barclays Municipal Bond Index (the “Benchmark”). A longer duration posture enhanced performance as municipal yields declined. An overweight to A- and BBB-rated securities added to returns, as these securities outperformed below-investment-grade securities. While the Fund’s allocation to preferred stocks detracted from performance, strong security selection mitigated the negative impact.

AVERAGE ANNUAL TOTAL RETURN1,2

	One Year Return	Annualized Inception to Date
Tax-Advantaged Income Fund, Class A	2.34%	(2.01)%

Comparison of Change in the Value of a $100,000 Investment in the Tax-Advantaged Income Fund, versus a 60/40 Hybrid of the following Barclays Indices, the Barclays High Yield Municipal Bond Index3, and the Barclays Municipal Bond Index4

[1]	For the periods ended August 31, 2009. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 4, 2007.

[2]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]

The Barclays High Yield Municipal Bond Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations.

[4]

The Barclays Municipal Bond Index is a rules based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	9

SCHEDULE OF INVESTMENTS

Tax Free Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.5%

Alaska — 3.1%
City of Valdez Alaska, Ser B, RB
0.080%, 09/01/09 (A)	$30,000	$30,000

Arizona — 0.4%
County of Pima Arizona, COP
3.000%, 10/01/09	2,000	2,026
Nogales, Wastewater Systems Project, Ser A, RB
3.699%, 10/01/09 (A) (B)	2,000	2,004

		4,030

Arkansas — 0.5%
Arkansas State, Development Finance Authority, Washington Regional Medical Center Project, RB Pre-Refunded @ 100
7.375%, 10/01/09 (C)	4,400	4,516

California — 5.5%
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.160%, 09/01/09 (A)	18,650	18,650
California State, Municipal Securities Trust Receipts, Ser SGA 135, GO, AMBAC
0.180%, 09/01/09 (A)	19,170	19,170
California State, Ser DCL-010, GO, FSA
1.000%, 09/04/09 (A) (B)	2,600	2,600
Los Angeles, Ser A, COP
0.390%, 09/07/09 (A) (B)	7,855	7,855
Sacramento County, Sanitation District, Municipal Securities Trust Receipts, Ser A, RB, FGIC
0.310%, 09/03/09 (A) (B)	5,550	5,550

		53,825

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 9.2%
Central Platte Valley, Metropolitan District, Ser B, GO
3.000%, 10/01/09 (A) (B)	$4,485	$4,485
City of Colorado Springs Colorado, Sub-Ser A, RB
0.500%, 09/04/09 (A)	1,200	1,200
Colorado State, Educational & Cultural Facilities Authority, Linfield Christian School Project, RB
0.280%, 09/03/09 (A) (B)	8,125	8,125
Colorado State, Educational & Cultural Facilities Authority, Ser 1557, RB, FGIC
0.300%, 09/03/09 (A)	7,500	7,500
Colorado State, Health Facilities Authority, Catholic Health Project, Ser C-4, RB
3.750%, 10/01/09 (A)	2,500	2,511
Colorado State, Health Facilities Authority, RB
0.390%, 09/02/09 (A)	13,015	13,015
Colorado State, Housing & Finance Authority, Winridge Apartments Project, RB, FNMA
0.310%, 09/02/09 (A)	7,000	7,000
Cornerstone, Metropolitan District No. 1, RB
0.390%, 09/03/09 (A) (B)	7,675	7,675
El Paso County, School District No. 20, Ser K06, GO
0.270%, 09/07/09 (A)	3,200	3,200
Fort Collins, Pollution Control, Ser 2036, RB
0.460%, 09/05/09 (A)	9,685	9,685
JP Morgan Chase Putters, Ser 3272, RB, AMBAC
0.640%, 09/04/09 (A)	20,230	20,230
Southglenn, Metropolitan District, RB
0.390%, 09/03/09 (A) (B)	5,000	5,000
Thornton, Multi-Family Housing Authority, Quaile Ridge Project, Ser A, RB
0.330%, 09/01/09 (A)	450	450

		90,076

Connecticut — 0.6%
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.310%, 09/02/09 (A) (B)	5,725	5,725

Delaware — 1.6%
Delaware State, Economic Development Authority, School House Project, RB
0.550%, 09/02/09 (A) (B)	3,650	3,650

10	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Castle County, University Courtyard Apartments Project, RB
0.270%, 09/03/09 (A) (B)	$11,860	$11,860

		15,510

Florida — 6.5%
Austin Certificates Trust , Ser 2007-1036, COP, AMBAC
0.590%, 09/01/09 (A)	7,100	7,100
Citizens Property Insurance, Municipal Securities Trust Receipts, Cl A, Ser 46, RB, MBIA
0.340%, 09/07/09 (A) (B)	2,070	2,070
City of Tallahassee Florida, RB
0.420%, 09/01/09 (A)	3,000	3,000
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.340%, 09/03/09 (A)	16,400	16,400
Eclipse Funding Trust, RB, MBIA
0.290%, 09/06/09 (A) (B)	5,240	5,240
Florida State, Board of Education, Ser 2929, GO
0.340%, 09/07/09 (A)	3,300	3,300
Florida State, Housing Finance Agency, River Oaks Apartments Project, RB
0.340%, 09/03/09 (A)	200	200
Hillsborough Community College Foundation, RB
0.330%, 09/01/09 (A) (B)	9,000	9,000
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.350%, 09/01/09 (A) (B)	3,600	3,600
Miami-Dade County, Health Facilities Authority, RB
0.350%, 09/02/09 (A) (B)	9,750	9,750
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.200%, 09/01/09 (A) (B)	4,000	4,000

		63,660

Georgia — 0.7%
Gwinnett County, Multi-Family Housing Authority, Greens Apartments Project, RB
0.310%, 09/02/09 (A)	6,300	6,300
Smyrna, Housing Authority, F&M Villages Project, RB, FNMA
0.280%, 09/02/09 (A)	1,000	1,000

		7,300

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois — 11.4%
Bloomington, GO
0.420%, 09/07/09 (A)	$1,100	$1,100
Chicago O’Hare International Airport, Ser 1284, RB, FGIC
0.460%, 09/05/09 (A)	10,995	10,995
Chicago, Variable Certificates, GO, FSA
1.200%, 09/03/09 (A) (B)	4,090	4,090
City of Chicago Illinois, RB
0.120%, 09/01/09 (A)	10,500	10,500
Deutsche Bank Spears/Lifers Trust, Ser 400, GO, FSA
0.350%, 09/01/09 (A)	5,110	5,110
Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.350%, 09/05/09 (A)	4,240	4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.350%, 09/01/09 (A)	4,175	4,175
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, FSA
0.340%, 09/07/09 (A)	3,215	3,215
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, MBIA
0.340%, 09/07/09 (A)	2,946	2,946
Illinois State, Development Financing Authority, Christian Brothers Services Project, RB
0.820%, 09/02/09 (A) (B)	1,100	1,100
Illinois State, Development Financing Authority, Creative Children’s Academy Project, RB
1.420%, 09/02/09 (A) (B)	2,200	2,200
Illinois State, Development Financing Authority, McCormick Theological Project, Ser A, RB
0.410%, 09/02/09 (A) (B)	1,000	1,000
Illinois State, Development Financing Authority, North Shore Country Day Project, RB
0.410%, 09/02/09 (A) (B)	2,200	2,200
Illinois State, Finance Authority, RB
0.130%, 09/02/09 (A)	10,785	10,785
Illinois State, Ser 783, GO, FSA
0.360%, 09/03/09 (A)	4,995	4,995
JP Morgan Chase Putters, Ser 3258, GO, FGIC
0.890%, 09/03/09 (A)	7,270	7,337
Lake County, Community Consolidated School District No. 73, Ser 329, GO, FGIC
0.540%, 09/03/09 (A)	175	175

SEI Tax Exempt Trust / Annual Report / August 31, 2009	11

SCHEDULE OF INVESTMENTS

Tax Free Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lake County, School District No. 109-Deerfield, GO
0.420%, 09/01/09 (A)	$5,000	$5,000
Macon County, Decatur Family YMCA Project, RB
0.320%, 09/02/09 (A) (B)	8,700	8,700
Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.500%, 09/01/09 (A) (B)	2,100	2,100
Regional Transportation Authority, Ser DCL-020, RB
1.250%, 09/06/09 (A) (B)	12,700	12,700
Skokie, Economic Development Authority, Skokie Fashion Square Project, RB
0.675%, 09/03/09 (A) (B)	4,350	4,350
Southwestern Illinois Development Authority, RB
0.450%, 09/01/09 (A) (B)	2,800	2,800

		111,813

Indiana — 4.5%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.340%, 09/03/09 (A)	10,490	10,490
East Porter County, School Building, Ser 144, RB, MBIA
0.340%, 09/03/09 (A)	5,190	5,190
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.820%, 09/03/09 (A) (B)	3,400	3,400
Indiana State, Development Finance Authority, RB
0.490%, 09/05/09 (A) (B)	1,100	1,100
Indiana State, Educational Facilities Authority, Franklin College Project, RB
0.320%, 09/07/09 (A) (B)	100	100
Indiana State, Finance Authority, Ascension Health Project, Ser E-5, RB
3.500%, 10/01/09 (A)	2,600	2,609
Indiana State, Health & Educational Facilities Financing Authority, Greenwood Village South Project, Ser A, RB
0.280%, 09/03/09 (A) (B)	9,215	9,215
Indiana State, Industrial Development Authority, Goodwill Industries Center Project, RB
0.550%, 09/03/09 (A) (B)	910	910
Indiana State, Transportation Finance Authority, Highway Restoration Project, RB
0.180%, 09/01/09 (A)	3,100	3,100

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Zionsville Community Schools Building, RB
1.250%, 09/01/09 (A) (B)	$8,190	$8,190

		44,304

Iowa — 1.9%
Iowa State, Finance Authority, Carroll Kuemper Catholic High School Project, RB
0.430%, 09/01/09 (A) (B)	1,005	1,005
Iowa State, Finance Authority, Museum of Art Foundation Project, RB
0.200%, 09/01/09 (A) (B)	100	100
Iowa State, Finance Authority, RB
0.180%, 09/01/09 (A) (B)	1,400	1,400
Iowa State, Higher Education Loan Authority, Private College - Des Moines Project, RB
0.430%, 09/01/09 (A) (B)	695	695
Iowa State, Higher Education Loan Authority, Private College - Des Moines Project, RB
0.430%, 09/01/09 (A) (B)	1,830	1,830
Iowa State, Higher Education Loan Authority, Private College - Morningside College Project, RB
0.180%, 09/01/09 (A) (B)	790	790
Iowa State, Higher Education Loan Authority, Private College - University Dubuque Project, RB
0.200%, 09/01/09 (A) (B)	6,485	6,485
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.200%, 09/01/09 (A) (B)	4,000	4,000
Iowa State, Higher Education Loan Authority, Ser E, RB
2.150%, 09/01/09 (B)	2,500	2,518

		18,823

Kansas — 0.3%
Kansas State, Development Finance Authority, Multi-Family Housing - Woodridge Project, RB
0.350%, 09/03/09 (A)	3,000	3,000

Kentucky — 0.6%
Hardin County, Water District No. 1, RB
0.320%, 09/03/09 (A) (B)	1,370	1,370
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.190%, 09/04/09 (A) (B)	5,000	5,000

		6,370

12	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 0.1%
Maryland State, Washington Suburban Sanitation District, Ser A, GO
0.350%, 09/01/09 (A)	$900	$900

Massachusetts — 4.5%
Macon Trust, Ser 2007, RB
0.890%, 09/03/09 (A) (B)	32,000	32,000
Massachusetts Bay Transportation Authority, Ser DC-8025, RB
1.250%, 09/01/09 (A)	3,300	3,300
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.270%, 09/02/09 (A) (B)	1,195	1,195
Massachusetts State, Development Finance Agency, Briarwood Retirement Project, Ser A, RB
0.380%, 09/03/09 (A) (B)	4,400	4,400
Massachusetts State, Health & Educational Facilities Authority, RB
0.290%, 09/03/09 (A)	3,750	3,750

		44,645

Michigan — 4.1%
Detroit City, School District, Ser 2954, GO, FSA
0.540%, 09/05/09 (A)	10,360	10,360
Michigan Municipal Bond Authority, Ser C-1, RB
3.000%, 10/01/09	10,000	10,153
Michigan State, Higher Education Facilities Authority, Adrian College Project, RB
0.320%, 09/03/09 (A) (B)	1,905	1,905
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, Ser A, RB, MBIA Pre-Refunded @ 101
6.250%, 10/01/09 (C)	3,800	3,868
Wayne Charter County, Economic Development, RB
0.600%, 09/02/09 (A) (B)	13,825	13,825

		40,111

Minnesota — 2.1%
Arden Hills, Housing & Health Authority, Presbyterian Homes Project, Ser A, RB
0.180%, 09/01/09 (A) (B)	300	300
Austin, Industrial Development Authority, Supervalu Project, RB
0.430%, 09/02/09 (A) (B)	3,325	3,325
City of Roseville Minnesota, RB
0.310%, 09/07/09 (A) (B)	6,250	6,250

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minneapolis & St. Paul, Housing & Redevelopment Authority, Public Radio Project, RB
0.430%, 09/01/09 (A) (B)	$1,615	$1,615
Scott County
3.750%, 10/01/09	3,000	3,020
St. Paul, Port Authority, Amherst H. Wilder Foundation, RB
0.200%, 09/01/09 (A) (B)	6,070	6,070

		20,580

Mississippi — 2.3%
Mississippi Business Finance Commission, Ser 2240, RB
0.280%, 09/06/09 (A)	22,580	22,580

Missouri — 4.1%
City of State, Louis Missouri, Ser 004, RB
1.250%, 09/01/09 (A) (B)	19,730	19,730
Kansas City, Industrial Development Authority, Woodlands Partners Project, RB, FNMA
0.350%, 09/03/09 (A)	4,045	4,045
Missouri State, Health & Educational Facilities Authority, Kansas City Art Institute, RB
0.200%, 09/01/09 (A) (B)	4,200	4,200
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.350%, 09/07/09 (A) (B)	3,300	3,300
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
0.150%, 09/01/09 (A)	320	320
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, Ser A, RB
0.180%, 09/01/09 (A)	970	970
Missouri State, Public Utilities Commission, RB
2.250%, 09/01/09	7,300	7,383

		39,948

Nebraska — 0.5%
Douglas County, Hospital Authority No. 3, RB
0.440%, 09/03/09 (A)	5,030	5,030

Nevada — 0.2%
County of Clark Nevada, Ser A, GO
3.000%, 09/01/09	2,250	2,275

SEI Tax Exempt Trust / Annual Report / August 31, 2009	13

SCHEDULE OF INVESTMENTS

Tax Free Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Hampshire — 0.7%
Merrimack County, TAN
3.250%, 09/01/09	$6,500	$6,505

New Jersey — 1.9%
City of Newark New Jersey, Ser E, TRAN
3.250%, 09/01/09	2,000	2,025
City of Newark New Jersey, Ser G, TRAN
3.250%, 09/01/09	3,000	3,020
Garden State, Preservation Trust, Ser DCL, RB, FSA
1.250%, 09/03/09 (A) (B)	9,410	9,410
Hopewell Township, BAN
2.500%, 09/01/09	3,705	3,705

		18,160

New York — 9.6%
City of Syracuse New York, Ser A, TRAN
2.000%, 09/01/09	3,610	3,634
Eclipse Funding Trust, RB
0.250%, 09/07/09 (A) (B)	10,395	10,395
Hudson Yards, Ser A, RB, FGIC
0.630%, 09/04/09 (A)	6,950	6,950
Metropolitan New York, Transportation Authority, Ser E-2, RB
0.250%, 09/03/09 (A) (B)	4,700	4,700
New York City Transitional Finance Authority, Sub-Ser 3-SUBSER, RB
0.120%, 09/01/09 (A)	10,000	10,000
New York City, Convention Center Development Authority, Ser 2364, RB
0.320%, 09/03/09 (A)	14,770	14,770
New York City, Transitional Finance Authority, Ser B, RB
0.120%, 09/01/09 (A)	20,200	20,200
New York Local Government Assistance, Ser E, RB
0.200%, 09/02/09 (A) (B)	215	215
New York State, Dormitory Authority, RB
0.290%, 09/06/09 (A)	10,220	10,220
New York State, Housing Finance Agency, Baisley Park Gardens Project, Ser A, RB
0.260%, 09/01/09 (A) (B)	4,500	4,500
Westchester County, Industrial Development Agency, RB
0.220%, 09/02/09 (A) (B)	8,300	8,300

		93,884

Ohio — 2.5%
BB&T Municipal Trust, Ser 1015, RB
0.290%, 09/06/09 (A) (B)	13,500	13,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Licking County, School Facilities Authority, BAN
3.000%, 09/01/09	$1,100	$1,100
Lima, Refunding & Improvement Authority, Lima Memorial Hospital Project, RB
0.550%, 09/03/09 (A) (B)	430	430
Montgomery County, Transportation Improvement District, Transportation Improvement Notes, Ser A, RB
2.875%, 09/01/09	4,000	4,000
Ohio State, GO
6.650%, 09/01/09	910	910
Ohio University, Ser A, RB
4.000%, 09/01/09	850	857
University of Toledo, Municipal Securities Trust Receipts, Ser SGA 125, RB, FGIC
0.400%, 09/02/09 (A)	2,200	2,200
Village of Green Ohio, RB
0.490%, 09/04/09 (A) (B)	1,050	1,050

		24,047

Oklahoma — 0.6%
Tulsa, Public Facilities Authority, Ser A, RB, AMBAC
5.000%, 09/01/09	5,825	6,009

Pennsylvania — 0.2%
Erie Water Authority, Ser B, RB, FSA
2.000%, 09/01/09 (A) (B)	2,000	2,019

Puerto Rico — 4.4%
Austin Trust Certificates, Variable Certificates, Ser 2008-355
0.790%, 09/04/09 (A) (B)	14,190	14,190
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, MBIA AMBAC
0.340%, 09/03/09 (A)	2,000	2,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser 246, RB, FSA
1.640%, 09/07/09 (A)	1,000	1,000
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 19, RB, FSA
1.000%, 09/01/09 (A) (B)	9,460	9,460
Puerto Rico Sales Tax Financing, RB
0.390%, 09/05/09 (A)	16,335	16,335

		42,985

South Carolina — 1.9%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.890%, 09/03/09 (A) (B)	2,200	2,200

14	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Educational Facilities Authority, Furman University Project, Ser B, RB
0.200%, 09/01/09 (A)	$3,000	$3,000
South Carolina State, Transportation Infrastructure Bank, Merlots, Ser K11, RB, AMBAC
0.270%, 09/02/09 (A)	10,285	10,285
South Carolina State, Transportation Infrastructure Bank, RB
0.160%, 10/02/09 (A)	2,800	2,800

		18,285

Tennessee — 2.9%
County of Shelby Tennessee, Ser C, GO
0.550%, 09/04/09 (A)	9,500	9,500
Franklin County, Health & Educational Facilities, University of South Sewanee Project, RB
0.500%, 09/01/09 (A)	700	700
Metropolitan Government Nashville & Davidson County, Industrial Development Board, Multi-Family Housing - Spinnaker Project, RB, FNMA
0.340%, 09/03/09 (A)	1,400	1,400
Oak Ridge Industrial Development Board, RB
0.580%, 09/07/09 (A) (B)	12,000	12,000
Shelby County, Health Educational & Housing Facilities Board, RB
0.500%, 09/04/09 (A) (B)	5,300	5,300

		28,900

Texas — 0.5%
Gulf Coast, Industrial Development Authority, Petrounited Project, RB
0.316%, 09/03/09 (A) (B)	1,500	1,500
Harris County, Health Facilities Development Authority, Ser 1018, RB
0.200%, 09/03/09 (A)	1,600	1,600
Houston, Water & Sewer System Revenue Authority, Variable Certificates, Ser DCL-055, RB, FSA
1.200%, 09/06/09 (A) (B)	1,715	1,715

		4,815

Utah — 0.3%
Utah Housing, Ser A, RB
0.390%, 09/07/09 (A) (B)	3,125	3,125

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Vermont — 0.6%
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.310%, 09/03/09 (A) (B)	$6,225	$6,225

Virginia — 0.9%
BB&T Municipal Trust, Ser 1018, RB
0.290%, 09/02/09 (A) (B)	7,610	7,610
Hampton Redevelopment & Housing Authority, RB, FHLMC
0.350%, 09/01/09 (A)	1,100	1,100

		8,710

Washington — 1.3%
City of Tacoma Washington, RB, MBIA
0.270%, 09/06/09 (A)	5,245	5,245
Everett, Public Facilities District Authority, RB
1.230%, 09/01/09 (A)	1,000	1,000
Washington State, Economic Development Finance Authority, Pioneer Human Services Project, Ser H, RB
0.280%, 09/01/09 (A) (B)	100	100
Washington State, Health Care Facilities Authority, Swedish Health Services Project, RB
0.370%, 09/02/09 (A) (B)	6,480	6,480
Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.280%, 09/01/09 (A) (B)	200	200
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.200%, 09/01/09 (A) (B)	100	100

		13,125

Wisconsin — 4.3%
Holmen School District, Ser B, BAN
3.600%, 09/01/09	4,400	4,415
Menomonee Falls, Industrial Development Authority, Maysteel Project, RB
0.410%, 09/03/09 (A) (B)	1,900	1,900
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.180%, 09/01/09 (A) (B)	1,300	1,300
New Richmond, School District, BAN
2.750%, 09/01/09	4,220	4,220
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.460%, 09/04/09 (A)	27,000	27,000

SEI Tax Exempt Trust / Annual Report / August 31, 2009	15

SCHEDULE OF INVESTMENTS

Tax Free Fund (Concluded)

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin State, Rural Water Authority, BAN
3.500%, 09/01/09	$3,815	$3,838

		42,673

Multi-State — 2.2%
BB&T Municipal Trust, Ser 2044, RB, MBIA
0.250%, 09/01/09 (A) (B)	3,500	3,500
BB&T Municipal Trust, Ser 5000, RB
0.430%, 09/03/09 (A) (B)	9,586	9,586
RBC, Municipal Products Trust, Ser E-10, RB
0.390%, 09/07/09 (A) (B)	8,995	8,995

		22,081

Total Municipal Bonds (Cost $976,569) ($ Thousands)		976,569

Total Investments — 99.5% (Cost $976,569) ($ Thousands)		$976,569

Percentages are based on Net Assets of $981,847 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

RB — Revenue Bond

Ser — Series

TAN — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

16	SEI Tax Exempt Trust / Annual Report / August 31, 2009

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.7%

Alabama — 0.7%
Birmingham, Public Educational Building Authority, University of Alabama Birmingham Project, Ser A, RB
0.290%, 09/03/09 (A) (B)	$4,600	$4,600
JP Morgan Chase Putters, Ser 3516, RB, FSA
0.330%, 09/01/09 (B)	5,000	5,000

		9,600

Alaska — 0.1%
Alaska, Industrial Development & Export Authority, Providence Health Systems Project, RB
5.000%, 09/01/09	1,000	1,003

Arizona — 1.2%
County of Pima Arizona, COP
3.000%, 09/01/09	3,000	3,039
Tempe Industrial Development Authority, Ser C, RB
0.280%, 09/03/09 (A) (B)	13,480	13,480

		16,519

Arkansas — 0.4%
Arkansas State, Development Finance Authority, Washington Regional Medical Center Project, RB Pre-Refunded @ 100
7.375%, 09/01/09 (C)	5,000	5,132

California — 5.0%
California State, Educational Facilities Authority, Ser 487, RB
0.290%, 09/05/09 (B)	1,495	1,500
California State, Municipal Securities Trust Receipts, Ser 136, GO, XLCA
0.160%, 09/01/09 (B)	11,665	11,665

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Ser DCL-010, GO, FSA
1.000%, 09/04/09 (A) (B)	$3,655	$3,655
California State, wide Communities Development Authority, Ser 3048, RB
0.280%, 11/15/09 (B)	17,000	17,000
Contra Costa, Water District Authority, Ser 750, RB, FSA
0.310%, 09/01/09 (B)	5,635	5,635
Deutsche Bank Spears, GO, FGIC
0.310%, 09/03/09 (B)	1,745	1,745
Los Angeles Community College District, GO
0.180%, 02/01/10 (B)	5,000	5,000
Los Angeles, Department of Water & Power, RB
0.250%, 09/02/09 (B)	7,625	7,625
Sacramento County, Sanitation District, Municipal Securities Trust Receipts, Ser A, RB, FGIC
0.310%, 09/03/09 (A) (B)	8,100	8,100
Sequoia, Union High School District, Ser 2160, GO, FSA
0.390%, 09/03/09 (B)	6,965	6,965

		68,890

Colorado — 2.9%
Adams & Arapahoe, Joint School District 28J Aurora, Merlots, Ser K05, GO, FSA
0.270%, 09/07/09 (B)	5,005	5,005
Central Platte Valley, Metropolitan District Authority, GO
3.000%, 12/01/09 (A) (B)	8,700	8,700
City of Colorado Springs Colorado, Sub-Ser A, RB
0.500%, 09/04/09 (B)	4,600	4,600
Colorado State, Educational & Cultural Facilities Authority, RB
0.250%, 09/07/09 (A) (B)	4,875	4,875
Colorado State, Educational & Cultural Facilities Authority, RB
0.180%, 09/01/09 (A) (B)	5,050	5,050
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.300%, 09/01/09 (A) (B)	10,000	10,000
Fitzsimons Redevelopment Authority, RB
0.500%, 09/03/09 (A) (B)	1,055	1,055

		39,285

Connecticut — 0.2%
Town of Seymour Connecticut, TRAN
2.000%, 09/01/09	2,690	2,715

SEI Tax Exempt Trust / Annual Report / August 31, 2009	17

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

District of Columbia — 0.2%
District of Columbia, Water & Sewer Authority, Ser 3494, RB, FSA
1.350%, 09/03/09 (B)	$3,395	$3,395

Florida — 4.6%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.280%, 09/01/09 (A) (B)	1,995	1,995
Broward County, Water & Sewer Utility Authority, RB
0.290%, 09/03/09 (B)	3,090	3,090
Citizens Property Insurance, Municipal Securities Trust Receipts, Cl A, Ser 46, RB, MBIA
0.340%, 09/07/09 (A) (B)	4,230	4,230
Deutsche Bank Spears, RB, AMBAC
0.340%, 09/06/09 (B)	2,000	2,000
Deutsche Bank Spears/Lifers Trust, Ser 553, COP, FGIC
0.340%, 09/04/09 (B)	2,910	2,910
Florida Municipal Power Agency, RB
4.000%, 09/01/09	1,455	1,458
Florida State, Board of Education, Municipal Securities Trust Receipts, Ser SGA, GO, MBIA
0.550%, 09/01/09 (B)	7,100	7,100
Florida State, Board of Education, Ser 2929, GO
0.340%, 09/07/09 (B)	4,700	4,700
Florida State, Housing Finance Agency, Country Club Project, Ser PP, RB
0.350%, 09/03/09 (B)	16,500	16,500
Florida State, Housing Finance Agency, River Oaks Apartments Project, RB
0.340%, 09/03/09 (B)	1,350	1,350
Florida State, Municipal Power Agency, All Requirements Power Supply Project, Ser A, RB, FSA
5.000%, 09/01/09	3,000	3,009
South Broward, Hospital District, Ser 337, RB, MBIA
0.440%, 09/03/09 (B)	8,180	8,180
Wells Fargo Stage Trust, Ser 23C, RB
0.270%, 10/01/09 (B)	6,155	6,155

		62,677

Georgia — 3.2%
Clayton County, Multi-Family Housing Authority, Rivers Edge Development Project, RB
0.350%, 09/03/09 (B)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

De Kalb County, Hospital Authority, De Kalb Medical Center Project, Ser B, RB
0.330%, 09/07/09 (A) (B)	$3,800	$3,800
Dougherty County, School District, Sales Tax, GO
5.000%, 09/01/09	5,000	5,099
Floyd County, Sales Tax, GO
5.000%, 09/01/09	1,625	1,648
Marietta, Multi-Family Housing Authority, Franklin Walk Apartments Project, RB
0.350%, 09/03/09 (B)	5,140	5,140
Marietta, Multi-Family Housing Authority, Wood Knoll Project, RB, FHLMC
0.340%, 09/03/09 (B)	10,205	10,205
Roswell, Multi-Family Housing Authority, Belcourt Project, Ser A, RB
0.390%, 09/02/09 (A) (B)	9,000	9,000
Thomasville Hosptial Authority, Ser A, RB
0.330%, 09/07/09 (A) (B)	4,000	4,000
Thomasville Hosptial Authority, Ser B, RB
0.330%, 09/07/09 (A) (B)	4,000	4,000

		43,892

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.590%, 09/03/09 (A) (B)	1,605	1,605

Illinois — 6.3%
Central Lake County, Joint Action Water Agency, Ser B18, RB, AMBAC
0.270%, 09/02/09 (B)	1,940	1,940
Channahon Illinois, RB
0.310%, 09/04/09 (A) (B)	4,220	4,220
Chicago, Board of Education, Lease Certificates, Ser A, COP, MBIA
6.250%, 09/01/09	1,950	1,980
Chicago, Housing Authority, Ser 2933Z, RB, FSA
0.540%, 09/01/09 (B)	8,560	8,560
Chicago, Variable Certificates, GO, FSA
1.250%, 09/03/09 (A) (B)	885	885
Deutsche Bank Spears, Ser DBE-534, RB, AMBAC
0.340%, 09/03/09 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 315, GO, FGIC
0.350%, 09/05/09 (B)	1,155	1,155

18	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 475, GO, FSA
0.340%, 09/03/09 (B)	$5,410	$5,410
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, FSA
0.340%, 09/07/09 (B)	1,610	1,610
Deutsche Bank Spears/Lifers Trust, Ser 653, GO, MBIA
0.340%, 09/07/09 (B)	9,051	9,051
Downers Grove, Ser A, GO
4.500%, 09/01/09	2,835	2,870
Du Page County, Benedictine University Project, RB
0.280%, 09/07/09 (A) (B)	1,200	1,200
Illinois State, Finance Authority, American Academy Project, RB
0.320%, 09/03/09 (A) (B)	1,300	1,300
Illinois State, Finance Authority, Decatur Mental Health Center Project, AMT, RB
0.440%, 09/03/09 (A) (B)	1,815	1,815
Illinois State, Health Facilities Authority, Glenkirk Project, RB
0.480%, 09/03/09 (A) (B)	2,005	2,005
Illinois State, Health Facilities Authority, Ser B, RB
0.180%, 09/02/09 (A) (B)	17,100	17,100
Illinois State, International Port District, RB
0.340%, 09/04/09 (A) (B)	4,000	4,000
Illinois State, Municipal Securities Trust Receipts, Ser 103, GO
0.180%, 09/01/09 (B)	1,475	1,475
Illinois State, Ser A, GO
5.000%, 09/01/09	1,000	1,021
JP Morgan Chase Putters, Ser 3258, GO, FGIC
0.890%, 09/07/09 (B)	12,225	12,338
Oakbrook Terrace, Industrial Development Authority, Oakbrook Terrace Atrium Project, RB
0.500%, 09/01/09 (A) (B)	2,000	2,000
Regional Transportation Authority, Ser DCL-020, RB
1.250%, 09/06/09 (A) (B)	1,800	1,800

		86,015

Indiana — 3.7%
Center Grove, High School Building Authority, First Mortage, RB
5.000%, 09/01/09	1,000	1,015

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Crawfordsville, Multi-Family Housing Authority, Autumn Woods Phase II Project, Ser B, RB
0.370%, 09/03/09 (A) (B)	$955	$955
Dexia Credit, Local Certificates Trust, RB
1.200%, 09/01/09 (B)	16,860	16,860
East Porter County, School Building Authority, Spears, Ser DB-145, RB, MBIA
0.340%, 09/03/09 (B)	5,730	5,730
Eclipse Funding Trust, Solar Eclipse-IPS Multi-School Building Project, Ser 2007-0026, RB, MBIA
0.260%, 09/03/09 (A) (B)	2,000	2,000
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.300%, 09/01/09 (A) (B)	1,700	1,700
Indiana State, Development Finance Authority, Lutheran Project, RB
0.290%, 09/03/09 (A) (B)	3,935	3,935
Indiana State, Educational Facilities Authority, Franklin College Project, RB
0.320%, 09/07/09 (A) (B)	100	100
Indiana State, Finance Authority, Ascension Health Project, Ser E-5, RB
3.500%, 10/01/09 (B)	4,000	4,016
Indiana State, Finance Authority, RB
0.150%, 09/01/09 (A) (B)	200	200
Indiana State, Health & Educational Facilities Financing Authority, Howard Regional Health Systems Project, Ser B, RB
0.200%, 09/01/09 (A) (B)	9,230	9,230
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.519%, 09/03/09	1,000	1,000
Zionsville Community Schools Building, RB
1.250%, 09/01/09 (A) (B)	3,335	3,335

		50,076

Iowa — 2.6%
Cerro Gordo County, Private Schools Facility, Newman Catholic Schools Systems Project, RB
0.430%, 09/01/09 (A) (B)	5,750	5,750
Iowa State, Healthcare Facilities Authority, Care Initiatives Project, RB
0.160%, 09/01/09 (A) (B)	385	385

SEI Tax Exempt Trust / Annual Report / August 31, 2009	19

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose, RB
0.200%, 09/01/09 (A) (B)	$14,045	$14,045
Iowa State, Higher Education Loan Authority, Ser F, RB
2.150%, 09/01/09 (A)	5,500	5,539
JP Morgan Chase Putters, Ser 3543, RB
0.330%, 09/07/09 (B)	4,995	4,995
Mason City, Industrial Development Authority, Supervalu Project, RB
0.430%, 09/02/09 (A) (B)	4,625	4,625

		35,339

Kansas — 1.2%
Kansas State, Development Finance Authority, Multi-Family Housing - Woodridge Project, RB
0.350%, 09/03/09 (B)	3,700	3,700
Mission, Multi-Family Housing Revenue Authority, Silverwood Apartment Project, RB
0.340%, 09/02/09 (B)	11,000	11,000
University of Kansas, Hospital Authority, Health Systems Project, RB
0.180%, 09/01/09 (A) (B)	2,000	2,000

		16,700

Kentucky — 1.4%
County of Boyle Kentucky, RB
0.280%, 09/03/09 (A) (B)	7,000	7,000
Daviess County, Wendell Fosters Campus Project, RB
0.340%, 09/02/09 (A) (B)	3,120	3,120
Jefferson County, University of Louisville Project, Ser A, RB
0.290%, 09/03/09 (A) (B)	9,355	9,355

		19,475

Louisiana — 2.3%
Louisiana State, Local Government Environmental Facilities & Community Development Auth, Ser A, RB
0.250%, 09/02/09 (A) (B)	14,360	14,360
Louisiana State, Public Facilities Authority, River View Project, RB, FHLMC
0.310%, 09/03/09 (B)	12,200	12,200
Louisiana State, Public Facilities Authority, St. Martins Episcopal School Project, RB
1.420%, 09/03/09 (A) (B)	1,505	1,505

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana State, Tammany Parishwide School District No. 12, GO
5.000%, 09/01/09	$3,000	$3,063

		31,128

Maine — 0.3%
Portland, Industrial Development Authority, W.W. Grainger Project, RB
0.720%, 09/02/09	1,315	1,315
South Berwick, Berwick Academy Project, RB
0.390%, 09/03/09 (A) (B)	3,340	3,340

		4,655

Massachusetts — 7.3%
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.320%, 09/03/09 (B)	2,000	2,000
Haverhill, BAN
3.000%, 09/01/09	3,000	3,004
Macon Trust, Ser 2007, RB
0.890%, 09/01/09 (A) (B)	39,000	39,000
0.780%, 09/01/09 (A) (B)	5,163	5,163
Massachusetts Bay Transportation Authority, Ser DC-8025, RB
1.250%, 09/01/09 (B)	7,075	7,075
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.280%, 09/03/09 (A) (B)	1,000	1,000
Massachusetts State, Development Finance Agency, Briarwood Retirement Project, Ser A, RB
0.380%, 09/03/09 (A) (B)	4,900	4,900
Massachusetts State, Development Finance Agency, RB
0.270%, 09/04/09 (A) (B)	3,995	3,995
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.240%, 09/04/09 (B)	700	700
Massachusetts State, Health & Educational Facilities Authority, RB
0.290%, 09/03/09 (B)	5,450	5,450
Massachusetts State, Housing Finance Agency, Ser F, RB, FSA
0.550%, 09/02/09 (B)	7,000	7,000
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 52, GO, FGIC
0.210%, 09/03/09 (B)	700	700
Massachusetts State, Turnpike Authority, RB, AMBAC
0.210%, 09/01/09 (A) (B)	3,365	3,365

20	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Water Resources Authority, Ser DCL 4, RB, FSA
1.000%, 09/04/09 (A) (B)	$16,675	$16,675

		100,027

Michigan — 2.5%
City of Detroit Michigan, RB
0.890%, 09/01/09 (B)	3,035	3,035
Michigan State, Higher Education Facilities Authority, Adrian College Project, RB
0.320%, 09/03/09 (A) (B)	7,270	7,270
Michigan State, Hospital Finance Authority, Ascension Health Credit Project, Ser A, RB, MBIA Pre-Refunded @ 101
6.250%, 09/01/09 (C)	5,000	5,090
Michigan State, Municipal Bond Authority, Ser C-1, RB
3.000%, 09/01/09	15,700	15,939
Michigan State, Strategic Fund, Pilgrim Manor Project, RB
0.820%, 09/03/09 (A) (B)	2,500	2,500

		33,834

Minnesota — 1.8%
Blaine, Industrial Development Authority, Supervalue Project, RB
0.430%, 09/01/09 (A) (B)	2,000	2,000
Bloomington, Commercial Development Authority, ATS II Project, RB
0.320%, 09/03/09 (A) (B)	960	960
Bloomington, Housing Revenue Authority, Presbyterian Homes Project, RB
0.320%, 09/01/09 (B)	3,000	3,000
Brooklyn Center, Commercial Development Authority, Brookdale Office Park Partnership, RB
0.370%, 09/03/09 (A) (B)	1,755	1,755
Brooklyn, Center Development Authority, Brookdale Office Park Project, RB
0.180%, 09/01/09 (A) (B)	3,200	3,200
City of Oak Park Heights Minnesota, RB, FHLMC
0.270%, 09/01/09 (B)	100	100
Lauderdale, Children’s Home Society Project, RB
0.180%, 09/01/09 (A) (B)	200	200
Minneapolis & St. Paul, Housing & Redevelopment Authority, Public Radio Project, RB
0.430%, 09/01/09 (A) (B)	185	185

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.180%, 09/01/09 (A) (B)	$930	$930
North Suburban Hospital District, RB
0.300%, 09/04/09 (A) (B)	1,275	1,275
Roseville, Healthcare Facilities Authority, Presbyterian Homes Project, RB
0.180%, 09/01/09 (A) (B)	1,680	1,680
Scott County
3.750%, 09/01/09	5,800	5,837
Stillwater, Industrial Development Authority, Supervalu Incorporated Project, RB
0.430%, 09/02/09 (A) (B)	3,210	3,210

		24,332

Mississippi — 0.2%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
1.100%, 09/01/09 (A) (B)	2,500	2,500

Missouri — 3.3%
Chesterfield, Industrial Development Authority, Gateway Academy Project, RB
0.200%, 09/01/09 (A) (B)	400	400
Missouri State, Health & Educational Facilities Authority, Children’s Mercy Hospital Project, Ser B, RB
0.310%, 09/01/09 (A) (B)	645	645
Missouri State, Health & Educational Facilities Authority, Christian Brothers Project, Ser A, RB
0.320%, 09/07/09 (A) (B)	700	700
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.180%, 09/01/09 (A) (B)	200	200
Missouri State, Health & Educational Facilities Authority, Drury University Project, RB
0.200%, 09/01/09 (A) (B)	2,900	2,900
Missouri State, Health & Educational Facilities Authority, Kansas City Art Institute, RB
0.200%, 09/01/09 (A) (B)	3,400	3,400
Missouri State, Health & Educational Facilities Authority, RB
0.180%, 09/01/09 (A) (B)	2,500	2,500
Missouri State, Health & Educational Facilities Authority, Rockhurst University Project, RB
0.200%, 09/01/09 (A) (B)	1,520	1,520

SEI Tax Exempt Trust / Annual Report / August 31, 2009	21

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri State, Health & Educational Facilities Authority, St. Francis Medical Center, Ser A, RB
0.200%, 09/01/09 (A) (B)	$2,200	$2,200
Missouri State, Health & Educational Facilities Authority, St. Joseph-St. Pius Project, Ser A, RB
0.520%, 09/03/09 (A) (B)	2,680	2,680
Missouri State, Health & Educational Facilities Authority, St. Louis University Project, RB
0.150%, 09/01/09 (B)	1,185	1,185
Missouri State, Public Utilities Commission, RB
2.250%, 09/01/09	10,000	10,113
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.390%, 09/03/09 (A) (B)	1,300	1,300
St. Louis, Airport Revenue Authority, Ser DCL 17, RB, FSA
1.000%, 09/01/09 (A) (B)	15,115	15,115

		44,858

Nebraska — 1.9%
Central Plains, Energy Project, RB
0.280%, 09/01/09 (B)	15,000	15,000
Douglas County, Hospital Authority No. 2, Ser A, RB
0.150%, 09/01/09 (A) (B)	8,200	8,200
Norfolk, Industrial Development Revenue Authority , Supervalu Project, RB
0.430%, 09/01/09 (A) (B)	2,500	2,500

		25,700

New Hampshire — 1.8%
Merrimack County, TAN
3.250%, 09/01/09	8,420	8,427
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.310%, 09/03/09 (A) (B)	5,420	5,420
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.310%, 09/03/09 (A) (B)	8,800	8,800
New Hampshire State, Health & Education Facilities Authority, RB
0.700%, 09/07/09 (A) (B)	1,660	1,660

		24,307

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 1.9%
City of Newark New Jersey, Ser E, TRAN
3.250%, 09/01/09	$5,600	$5,670
City of Newark New Jersey, Ser G, TRAN
3.250%, 09/01/09	4,380	4,409
Deutsche Bank Spears/Lifers Trust, Ser 511, RB, MBIA
0.320%, 09/01/09 (B)	9,755	9,755
Garden State, Preservation Trust, Ser DCL, RB, FSA
1.250%, 09/03/09 (A) (B)	1,800	1,800
New Jersey State, Transportation Trust Fund Authority, Floaters, Ser DCL 012, RB, FSA
1.000%, 09/06/09 (A) (B)	3,990	3,990

		25,624

New Mexico — 0.2%
Albuquerque, Metropolitan Redevelopment Authority, Springer Square Project, RB
0.800%, 09/03/09 (A) (B)	3,000	3,000

New York — 6.1%
Hudson Yards , Ser A, RB, FGIC
0.630%, 09/04/09 (B)	15,815	15,815
JP Morgan Chase Putters, Ser 3541Z, RB
0.360%, 09/01/09 (B)	4,995	4,995
Long Island Power Authority, Sub-Ser 2-SUBSER, RB
0.160%, 09/01/09 (A) (B)	6,500	6,500
Monroe County, Industrial Development Agency, Ser A, RB
0.200%, 09/01/09 (A) (B)	5,000	5,000
New York City , Sub-Ser A-4, GO
0.140%, 09/01/09 (A) (B)	400	400
New York City, Housing Development Authority, Ser 2899, RB
0.340%, 09/03/09 (B)	18,385	18,385
New York City, Transitional Finance Authority, Sub-Ser, RB
0.400%, 09/02/09 (B)	8,200	8,200
New York State, Dormitory Authority, RB
0.290%, 09/03/09 (B)	3,750	3,750
New York State, Dormitory Authority, RB
0.290%, 09/03/09 (B)	5,235	5,235
New York State, Thruway Authority, Ser 2800, RB
0.340%, 09/02/09 (B)	14,865	14,865

		83,145

22	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 1.0%
BB&T Municipal Trust, Ser 2036, RB
0.260%, 09/01/09 (B)	$700	$700
North Carolina State, Capital Facilities Finance Agency, RB
0.280%, 09/01/09 (A) (B)	6,000	6,000
North Carolina State, Medical Care Commission, Lutheran Retirement Project, RB
0.280%, 09/03/09 (A) (B)	5,000	5,000
North Carolina State, Medical Care Commission, United Methodist Homes Project, RB Pre-Refunded @ 101
7.000%, 09/01/09 (C)	2,450	2,486

		14,186

Ohio — 2.4%
City of Brunswick Ohio, TRAN
2.750%, 09/01/09	2,030	2,031
Cuyahoga County, Cleveland Clinic Project, Sub-Ser B1, RB
0.120%, 09/01/09 (B)	100	100
Deutsche Bank Spears/Lifers Trust, Ser 570, RB, FSA
0.370%, 09/01/09 (B)	5,185	5,185
Marysville, Colemans Crossing Road Project, RB
2.750%, 09/01/09 (A)	3,000	3,000
Montgomery County, Transportation Improvement District, Transportation Improvement Notes, Ser A, RB
2.875%, 09/01/09	6,000	6,000
Ohio State, Department of Administrative Services, Adiministrative Knowledge Systems Project, Ser A, COP, MBIA
4.250%, 09/01/09	1,845	1,845
Ohio State, Higher Educational Facility Commission, Kenyon College Project, RB
0.160%, 09/01/09 (B)	3,150	3,150
Ohio State, Water Development Authority, Ser DCL, RB
1.250%, 09/06/09 (B)	7,000	7,000
Warren County, Health Care Facilities Revenue, RB
0.210%, 09/07/09 (A) (B)	4,000	4,000

		32,311

Oklahoma — 0.8%
Hulbert, Economic Development Authority, Variable Certificates, Ser 301, RB
0.890%, 09/03/09 (B)	4,495	4,495

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tulsa, Industrial Authority, Justin Industries Project, RB
0.500%, 09/02/09 (A) (B)	$6,000	$6,000

		10,495

Pennsylvania — 2.7%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.320%, 09/03/09 (A) (B)	1,200	1,200
Allegheny County, Redevelopment Authority, Brentwood Town Square Project, Ser A, TA
0.440%, 09/01/09 (A) (B)	2,260	2,260
Erie Water Authority, Ser A, RB, FSA
2.000%, 12/01/09 (A) (B)	2,000	2,021
Erie Water Authority, Ser C, RB, FSA
2.000%, 12/01/09 (A) (B)	5,000	5,051
Lawrence County, Industrial Development Authority, Villa Maria Project, RB
0.600%, 09/03/09 (A) (B)	3,275	3,275
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.290%, 09/03/09 (A) (B)	3,800	3,800
Pennsylvania State, Higher Educational Facilties Authority, RB
0.290%, 09/03/09 (B)	7,500	7,500
RBC Municipal Products Trust, Ser E-11, RB
0.390%, 09/04/09 (A) (B)	10,000	10,000
West Cornwall Township, Municipal Authority, Senior Living Facility - Lebanon Valley, Ser Senior Living, RB
0.280%, 09/03/09 (A) (B)	2,075	2,075

		37,182

Puerto Rico — 3.4%
Austin Trust Certificates, Variable Certificates, Ser 2008-355
0.790%, 09/04/09 (A) (B)	10,000	10,000
Puerto Rico Commonwealth, Electric Power Authority, Ser DCL 13, RB, FSA
1.000%, 09/03/09 (A) (B)	1,995	1,995
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 7, RB, FSA
1.000%, 09/01/09 (A) (B)	4,605	4,605

SEI Tax Exempt Trust / Annual Report / August 31, 2009	23

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 8, RB, FSA
1.000%, 09/03/09 (A) (B)	$3,610	$3,610
Puerto Rico, Sales Tax Financing, RB
0.250%, 09/05/09 (B)	10,000	10,000
Puerto Rico, Sales Tax Financing, RB
0.390%, 09/05/09 (B)	17,000	17,000

		47,210

South Carolina — 0.8%
Macon Trust, Variable Certificates, Ser 2007-303, RB
0.890%, 09/03/09 (A) (B)	5,585	5,585
South Carolina State, Public Service Authority, Ser 1203, RB, AMBAC
0.540%, 09/06/09 (B)	4,800	4,800

		10,385

South Dakota — 0.3%
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.430%, 09/02/09 (A) (B)	3,900	3,900

Tennessee — 2.3%
Blount County, Public Building Authority, Ser B, RB
0.280%, 09/03/09 (A) (B)	5,865	5,865
County of Shelby Tennessee, Ser C, GO
0.550%, 09/04/09 (B)	12,500	12,500
Oak Ridge Industrial Development Board, RB
0.580%, 09/07/09 (A) (B)	10,600	10,600
Shelby County, Health/Educational & Housing Facilities Board, St. Peter Villa Project, RB
0.500%, 09/03/09 (A) (B)	2,110	2,110

		31,075

Texas — 5.4%
City of Houston Texas, GO
0.420%, 09/05/09 (B)	4,600	4,600
Deutsche Bank Spears, Ser DB-514, GO
0.340%, 09/06/09 (B)	7,480	7,480
Deutsche Bank Spears, Ser DBE-533, RB, AMBAC
0.340%, 09/06/09 (B)	1,900	1,900
Deutsche Bank Spears/Lifers Trust, Ser 292, RB
0.360%, 09/03/09 (B)	14,450	14,450

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.340%, 09/03/09 (B)	$3,950	$3,950
Eclipse Funding Trust, Solar Eclipse-El Paso Project, Ser 2006-0071, GO, MBIA
0.290%, 09/03/09 (A) (B)	3,900	3,900
Harris County, Hospital District, RB, MBIA
0.440%, 09/03/09 (B)	4,075	4,075
Houston, Water & Sewer System Revenue Authority, Variable Certificates, Ser DCL-055, RB, FSA
1.200%, 09/06/09 (A) (B)	5,800	5,800
North Texas, Tollway Authority, RB
0.440%, 09/01/09 (B)	5,000	5,000
Panhandle, Regional Housing Finance Agency, Jason Avenue Residential Apartments Project, RB, FHLMC
0.350%, 09/01/09 (A) (B)	7,500	7,500
Tarrant County, Cultural Education Facilities Finance, Ser 1761, RB
0.360%, 09/02/09 (B)	4,700	4,700
Tyler, Waterworks & Sewer Revenue Authority, Municipal Securities Trust Receipts, Ser SGA 112, RB, FGIC
0.160%, 09/01/09 (B)	10,000	10,000

		73,355

Vermont — 1.2%
Vermont State, Educational & Health Buildings Financing Agency, Copley Hospital Project, Ser A, RB
0.390%, 09/03/09 (A) (B)	3,865	3,865
Vermont State, Educational & Health Buildings Financing Agency, Porter Hospital Project, Ser A, RB
0.310%, 09/03/09 (A) (B)	4,825	4,825
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.310%, 09/03/09 (A) (B)	8,030	8,030

		16,720

Washington — 5.1%
City of Tacoma Washington, RB, MBIA
0.270%, 09/06/09 (B)	13,555	13,555
Goat Hill Properties, Ser 2701, RB, MBIA
0.540%, 09/06/09 (B)	6,495	6,495
King County, School District No. 414 Lake Washington, GO
4.000%, 09/01/09	1,600	1,609

24	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pierce County, School District No. 10, Ser 1803, GO, FGIC
0.540%, 09/04/09 (B)	$33,035	$33,035
Pierce County, School District No. 403 Bethel, GO
5.000%, 09/01/09	2,810	2,840
Seattle, Municipal Light & Power Revenue Authority, Ser SGA 96, RB, MBIA
0.180%, 09/01/09 (B)	200	200
Snohomish County, Public Utility District No. 1, RB, FSA
0.180%, 09/01/09 (B)	1,700	1,700
Washington State, Health Care Facilities Authority, RB
0.290%, 09/03/09 (B)	7,310	7,310
Washington State, Housing Finance Commission, Annie Wright School Project, RB
0.200%, 09/01/09 (A) (B)	285	285
Washington State, Housing Finance Commission, Christa Project, Ser B, RB
0.370%, 09/03/09 (A) (B)	635	635
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.200%, 09/01/09 (A) (B)	400	400
Washington State, State Liquor Control Board Project, Ser I, COP, AMBAC
4.750%, 09/01/09	1,590	1,610

		69,674

West Virginia — 2.0%
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.510%, 09/03/09 (A) (B)	7,300	7,300
Monongalia County, Building Commission, Ser A, RB
0.390%, 09/07/09 (A) (B)	12,000	12,000
Parkersburg, Industrial Development Aurhority, B-H Associates Project, RB
0.550%, 09/03/09 (A) (B)	3,100	3,100
Putnam County, Industrial Development Authority, FMC Corporation Project, RB
0.350%, 09/01/09 (A) (B)	5,300	5,300

		27,700

Wisconsin — 5.4%
Holmen School District, Ser B, BAN
3.600%, 09/01/09	5,000	5,017

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Little Chute, Community Development Authority, Resource One International LLC Project, RB
0.490%, 09/04/09 (A) (B)	$5,210	$5,210
Menomonee Falls, Industrial Development Authority, Maysteel Project, RB
0.410%, 09/03/09 (A) (B)	3,000	3,000
New Richmond, School District, BAN
2.750%, 09/01/09	4,205	4,205
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.180%, 09/01/09 (A) (B)	2,000	2,000
Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.200%, 09/01/09 (A) (B)	300	300
Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.820%, 09/03/09 (A) (B)	4,040	4,040
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.460%, 09/04/09 (B)	36,810	36,810
Wisconsin State, Health & Educational Facilities Authority, Ser A, RB
0.180%, 09/01/09 (A) (B)	6,000	6,000
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.520%, 09/03/09 (B)	7,355	7,355

		73,937

Multi-State — 3.5%
BB&T Municipal Trust, Ser 1007, RB
0.260%, 09/01/09 (A) (B)	12,375	12,375
BB&T Municipal Trust, Ser 1010, RB
0.290%, 09/01/09 (A) (B)	300	300
BB&T Municipal Trust, Ser 1013, COP
0.290%, 09/03/09 (A) (B)	200	200
BB&T Municipal Trust, Ser 1024, RB
0.290%, 09/03/09 (A) (B)	5,300	5,300
BB&T Municipal Trust, Ser 1025, RB
0.290%, 09/07/09 (A) (B)	11,295	11,295
BB&T Municipal Trust, Ser 1037
0.370%, 09/03/09 (A) (B)	5,600	5,600
BB&T Municipal Trust, Ser 5000, RB
0.430%, 09/03/09 (A) (B)	12,614	12,614

		47,684

Total Municipal Bonds (Cost $1,361,242) ($ Thousands)		1,361,242

Total Investments — 99.7% (Cost $1,361,242) ($ Thousands)		$1,361,242

SEI Tax Exempt Trust / Annual Report / August 31, 2009	25

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Concluded)

August 31, 2009

Percentages are based on Net Assets of $1,365,953 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FSA — Financial Security Assistance

GO — General Obligation

LLC — Limited Liability Company

MBIA — Municipal Bond Investors Association

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TAN — Tax Anticipation Note

TRAN — Tax and Revenue Anticipation Note

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

26	SEI Tax Exempt Trust / Annual Report / August 31, 2009

SCHEDULE OF INVESTMENTS

Massachusetts Tax Free Money Market Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 95.6%

Massachusetts — 79.7%
Berkshire, Regional Transit Authority, RAN
3.500%, 09/01/09	$2,000	$2,001
Commonwealth of Massachusetts, Central Artery Project, Ser A, GO
0.140%, 09/01/09 (A)	300	300
Commonwealth of Massachusetts, GO
0.320%, 09/04/09 (A) (B)	2,100	2,100
Deutsche Bank Spears/Lifers Trust, Ser 528, RB, XLCA
0.320%, 09/03/09 (A)	5,000	5,000
Haverhill, BAN
3.000%, 09/01/09	4,000	4,005
Macon Trust, Ser 2007, RB
0.890%, 09/01/09 (A) (B)	2,000	2,000
0.780%, 09/01/09 (A) (B)	3,000	3,000
Massachusetts Bay, Transportation Authority, Municipal Securities Trust Receipts, Ser SGA 123, RB
0.400%, 09/02/09 (A)	100	100
Massachusetts State, Central Artery Project, Ser B, GO
0.110%, 09/01/09 (A)	700	700
Massachusetts State, Development Finance Agency, Assumption College Project, Ser A, RB
0.270%, 09/02/09 (A) (B)	4,960	4,960
Massachusetts State, Development Finance Agency, Belmont Day School Project, RB
0.320%, 09/03/09 (A) (B)	5,425	5,425
Massachusetts State, Development Finance Agency, Briarwood Retirement Project, Ser A, RB
0.380%, 09/03/09 (A) (B)	4,500	4,500
Massachusetts State, Development Finance Agency, RB
0.290%, 09/03/09 (A) (B)	550	550
Massachusetts State, Development Finance Agency, Exploration School, RB
0.310%, 09/03/09 (A) (B)	2,750	2,750

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.290%, 09/03/09 (A) (B)	$4,150	$4,150
Massachusetts State, Development Finance Agency, Marino Foundation Project, RB
0.330%, 09/03/09 (A) (B)	1,500	1,500
Massachusetts State, Development Finance Agency, Ocean Spray Cranberries Project, RB
0.460%, 09/03/09 (A) (B)	3,700	3,700
Massachusetts State, Development Finance Agency, RB
0.270%, 09/04/09 (A) (B)	4,000	4,000
Massachusetts State, Development Finance Agency, Ser 1336, RB, AMBAC
0.350%, 09/03/09 (A)	4,350	4,350
Massachusetts State, Development Finance Agency, Ser U-6C, RB
0.120%, 09/01/09 (A) (B)	5,000	5,000
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.450%, 09/02/09 (A) (B)	2,000	2,000
Massachusetts State, Health & Educational Facilities Authority, CIL Realty Project, RB
0.240%, 09/02/09 (A) (B)	1,700	1,700
Massachusetts State, Health & Educational Facilities Authority, RB
0.290%, 09/03/09 (A)	4,300	4,300
Massachusetts State, Health & Educational Facilities Authority, RB
0.130%, 09/01/09 (A)	4,000	4,000
Massachusetts State, Health & Educational Facilities Authority, Ser G-RMKT, RB
0.120%, 09/01/09 (A)	5,000	5,000
Massachusetts State, Health & Educational Facilities Authority, Wellesley College Project, Ser G, RB
0.100%, 09/01/09 (A)	100	100
Massachusetts State, Health & Educational Facilities Authority, Wellesley College Project, Ser I, RB
0.100%, 09/03/09 (A)	1,200	1,200
Massachusetts State, Housing Finance Agency, Ser F, RB, FSA
0.500%, 09/02/09 (A)	1,000	1,000
Massachusetts State, Municipal Securities Trust Receipts, Ser SGC 52, GO, FGIC
0.320%, 09/04/09 (A)	2,300	2,300

SEI Tax Exempt Trust / Annual Report / August 31, 2009	27

SCHEDULE OF INVESTMENTS

Massachusetts Tax Free Money Market Fund (Concluded)

August 31, 2009

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Turnpike Authority, RB, AMBAC
0.210%, 09/01/09 (A) (B)	$5,300	$5,300
Massachusetts State, Water Resources Authority, Sub-Ser B, RB
0.270%, 09/02/09 (A) (B)	2,800	2,800

		89,791

Puerto Rico — 14.4%
Austin Trust Certificates, Variable Certificates, Ser 2008-355
0.790%, 09/04/09 (A) (B)	4,000	4,000
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, MBIA, AMBAC
0.340%, 09/03/09 (A)	4,565	4,565
Puerto Rico Commonwealth, Electric Power Authority, Ser DCL 13, RB, FSA
1.000%, 09/03/09 (A) (B)	3,890	3,890
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser 246, RB, FSA
1.530%, 09/07/09 (A)	1,365	1,365
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser DCL 8, RB, FSA
1.000%, 09/03/09 (A) (B)	2,370	2,370

		16,190

Multi-State — 1.5%
BB&T Municipal Trust, Ser 2031, RB, FSA
0.270%, 09/03/09 (A)	1,700	1,700

Total Municipal Bonds (Cost $107,681) ($ Thousands)		107,681

Total Investments — 95.6% (Cost $107,681) ($ Thousands)		$107,681

Percentages are based on Net Assets of $112,623 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

28	SEI Tax Exempt Trust / Annual Report / August 31, 2009

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Alabama — 0.6%
Jefferson County, Public Building Authority, RB, AMBAC
5.000%, 04/01/14	$2,000	$1,284
Mobile, Industrial Development Board of Pollution, Barry Power Company Project, Ser B, RB
4.875%, 06/01/34 (A)	3,500	3,764

		5,048

Alaska — 1.5%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, FSA
6.000%, 07/01/14	2,920	3,178
Alaska State, Housing Finance Authority, Ser A-1, RB Callable 10/05/09 @ 100
6.000%, 06/01/15	1,940	1,947
Alaska State, Housing Finance Authority, Ser B, RB, MBIA Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,171
Alaska State, International Airport Authority, Ser A, AMT, RB, MBIA
5.000%, 10/01/12	2,000	2,067

		12,363

Arizona — 3.1%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB Callable 01/01/13 @ 100
5.000%, 01/01/25	4,000	4,101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB Callable 01/01/17 @ 100
5.000%, 01/01/18	$4,500	$4,685
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,743
Mesa, Utility Systems Authority, RB, FGIC
7.125%, 07/01/11 (B)	1,000	1,116
Mesa, Utility Systems Authority, RB, FGIC
6.500%, 07/01/11	2,000	2,174
Phoenix, Civic Improvement Corporation, Junior Lien, Ser Junior Lien, RB, MBIA Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,190
Pima County, Unified School District , GO, FSA Callable 07/01/12 @ 100
4.750%, 07/01/14	3,000	3,179
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	3,000	2,494
Scottsdale, Industrial Development Authority, Scottsdale Healthcare Project, Ser A, RB Callable 09/01/18 @ 100
5.000%, 09/01/19	3,820	3,834

		25,516

Arkansas — 0.5%
Arkansas State, Development Finance Authority, Mortgage Backed Securities Program, Ser A, RB Callable 01/01/11 @ 100
4.700%, 07/01/16	410	412
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,691
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,691

		3,794

California — 9.3%
California State, Communities Development Authority, Ser A, RB
5.000%, 04/01/19	4,010	4,083
California State, GO
5.000%, 03/01/17	2,675	2,921

SEI Tax Exempt Trust / Annual Report / August 31, 2009	29

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California State, GO Callable 04/01/10 @ 100
6.250%, 10/01/19	$480	$481
California State, GO Callable 04/01/19 @ 100
6.500%, 04/01/33	3,000	3,301
5.500%, 04/01/21	5,000	5,442
California State, Housing Finance Agency, Ser M, AMT, RB Callable 02/01/18 @ 100
5.950%, 08/01/25	2,800	2,710
California State, Pollution Control Financing Authority, Pacific Gas Project, Ser B, AMT, RB, AMBAC Callable 06/01/17 @ 100
4.750%, 12/01/23	4,000	3,501
California State, Ser 2007, GO Callable 12/01/09 @ 100
5.250%, 06/01/12	690	696
City of Vernon California, Ser A, RB Callable 08/01/19 @ 100
5.125%, 08/01/21	3,000	2,951
County of Sacramento California, Sub-Ser D, RB Callable 07/01/18 @ 100
5.625%, 07/01/29	1,125	1,139
5.500%, 07/01/28	1,345	1,357
Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC Callable 06/01/18 @ 100
1.286%, 06/01/23 (C)	3,500	2,798
Golden State, Tobacco Securitization Project, Ser 2003 A-1, RB Pre-Refunded @ 100
6.750%, 06/01/39 (D)	1,500	1,763
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC Callable 06/01/10 @ 100
5.000%, 06/01/20	1,000	946
Golden State, Tobacco Securitization Project, Ser A-1, RB Callable 06/01/17 @ 100
4.500%, 06/01/27	5,235	4,722
Golden State, Tobacco Securitization, Ser A-1, RB Callable 06/01/17 @ 100
5.750%, 06/01/47	2,545	1,972
Imperial, Irrigation & Electric District, RB Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,116
5.250%, 11/01/20	1,000	1,106
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,358

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lammersville, School District #2002, Mountain House Project, Special Tax Obligation Callable 09/01/16 @ 100
5.125%, 09/01/35	$1,000	$683
Los Angeles, Unified School District, Election 2004 Project, Ser G, GO, AMBAC Callable 07/01/16 @ 100
5.000%, 07/01/31	2,965	2,987
Los Angeles, Unified School District, Ser F, GO, FGIC Callable 07/01/13 @ 100
5.000%, 07/01/21	1,875	1,943
M-S-R Energy Authority, Ser A, RB
6.125%, 11/01/29	2,300	2,235
Northern California, Tobacco Securitization Authority, Ser A-1, RB Callable 06/01/15 @ 100
4.750%, 06/01/23	825	728
Roseville Westpark, Community Facilities District #1, Special Tax Obligation Callable 03/01/10 @ 103
5.200%, 09/01/26	1,000	696
San Diego, Public Facilities Financing Authority, Ser A, RB Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,243
San Francisco, Bay Area Toll Authority, RB Callable 04/01/19 @ 100
5.250%, 04/01/29	2,860	3,048
Tuolumne Wind Project Authority, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,303
University of California, Ser A, RB, AMBAC
5.000%, 05/15/13	5,500	6,161
University of California, Ser Q, RB Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,358

		75,748

Colorado — 0.4%
Colorado State, Educational & Cultural Facilities Authority, RB Callable 10/01/09 @ 100
0.140%, 10/01/09 (A) (E)	3,000	3,000
Colorado State, Housing & Finance Authority, Single-Family Housing Project, Ser C-3, RB Callable 10/05/09 @ 105
6.750%, 05/01/17	15	15

30	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Colorado State, Housing & Finance Authority, Single-Family Housing Project, Sub-Ser C, RB Callable 08/01/11 @ 102
4.875%, 08/01/13	$130	$128

		3,143

Connecticut — 0.6%
Connecticut State, Special Tax Obligation, 2nd Lien, Ser 1
5.000%, 02/01/16	3,000	3,398
Connecticut State, Transportation Infrastructure Authority, Special Tax Obligation, Ser B, RB
6.125%, 09/01/12	1,100	1,190

		4,588

Florida — 8.8%
Broward County, Airport System Authority, Ser L, RB, AMBAC Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,674
Broward County, School Board, Ser B, COP, FSA
5.250%, 07/01/16	5,000	5,420
Citizens Property Insurance, Ser Senior, RB
6.000%, 06/01/16	5,000	5,262
City of Clearwater Florida, Ser B, RB
5.000%, 12/01/15	2,580	2,858
County of Broward Florida, Ser O, RB Callable 10/01/19 @ 100
5.375%, 10/01/29	2,535	2,503
Escambia County, Health Facilities Authority, Ascension Health Credit Project, Ser A, RB
5.250%, 11/15/13	1,500	1,656
Florida State, Citizens Property Insurance, Secured-High Risk Account Project, Ser A, RB, MBIA
5.000%, 03/01/14	2,500	2,533
Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, FSA
6.000%, 07/01/13	3,490	3,901
Florida State, Housing Finance Authority, Homeowner Mortgage Project, Ser 1, RB, FSA Callable 07/01/10 @ 100
5.750%, 01/01/17	60	60
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	5,817

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida State, Municipal Power Agency, Ser A, RB Callable 10/01/19 @ 100
5.250%, 10/01/21	$3,475	$3,693
Florida State, Water Pollution Control Financing Authority, Ser A, RB Callable 01/15/19 @ 100
5.000%, 01/15/25	3,000	3,210
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,441
Hillsborough County, School Board, COP, MBIA
5.000%, 07/01/16	1,290	1,411
Hillsborough County, Special Assessment Obligation, SAB, FGIC
5.000%, 03/01/16	3,375	3,381
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	2,966
Miami-Dade County, Educational Facilities Authority, University of Maimi Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,140
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC Pre-Refunded @ 100
5.000%, 04/01/34 (D)	4,500	5,134
Miami-Dade County, Public Facilities Authority, Jackson Health Systems Project, Ser B, RB, MBIA
5.000%, 06/01/14	4,370	4,605
Miami-Dade County, Water & Sewer Authority, Ser B, RB, FSA
5.250%, 10/01/19	3,000	3,293
Orlando, Aviation Authority, Ser A, AMT, RB, FSA
5.000%, 10/01/15	3,500	3,568
Palm Beach County, Solid Waste Authority, RB, AMBAC
5.000%, 10/01/11	3,000	3,234

		71,760

Georgia — 3.4%
Burke County, Development Authority, Oglethorpe Power Project, Ser 2006 C-2, RB, AMBAC
4.625%, 01/01/37 (A)	4,150	4,176
City of Atlanta Georgia, Ser A, RB Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	5,300
6.000%, 11/01/25	1,950	2,030

SEI Tax Exempt Trust / Annual Report / August 31, 2009	31

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gainesville, Redevelopment Authority, Riverside Military Academy Project, RB Callable 03/01/17 @ 100
5.125%, 03/01/37	$1,865	$1,153
Georgia State, Housing & Finance Authority, Single Family Mortgage Project, Sub-Ser B-4, AMT, RB Callable 11/01/09 @ 100
5.250%, 06/01/20	2,720	2,729
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 03/15/14	3,560	3,774
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/15/15	850	834
Georgia State, Municipal Electric Power Authority, Ser V, RB, MBIA
6.500%, 01/01/12	2,635	2,769
Gwinnett County, School District, GO Callable 02/01/18 @ 100
5.000%, 02/01/23	3,080	3,428
Marietta, Development Authority, Life University Project, RB Callable 06/15/18 @ 100
6.250%, 06/15/20	1,245	1,082

		27,275

Guam — 0.2%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.625%, 12/01/29	1,210	1,196
5.375%, 12/01/24	750	748

		1,944

Hawaii — 0.1%
Honolulu City & County, Water Authority, Ser B, AMT, RB, MBIA
5.000%, 07/01/15	1,000	1,008

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB Callable 01/01/11 @ 100
5.600%, 01/01/21	155	153

Illinois — 2.1%
Chicago, Airport Authority, O’Hare International Airport Project, Second Lien, AMT, RB, AMBAC Callable 01/01/10 @ 101
5.500%, 01/01/12	5,000	5,103

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chicago, Ser A, GO, MBIA Pre-Refunded @ 100
5.000%, 01/01/34 (D)	$455	$507
Illinois State, Health Facilities Authority, Condell Medical Center Project, RB
6.000%, 05/15/10 (B)	240	242
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,443
Regional Transportation Authority, Ser A, RB
5.500%, 07/01/23	2,095	2,405
Regional Transportation Authority, Ser B, RB, MBIA
5.500%, 06/01/20	2,710	3,123

		16,823

Indiana — 2.2%
Indiana State, Finance Authority, State Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,443
Indiana State, Health Facilities Financing Authority, Ascension Health Project, Ser A, RB
5.000%, 10/01/27 (A)	4,900	5,120
Indiana State, Office Building Commission, State Office Building II Facilities Project, Ser D, RB
6.900%, 07/01/11	2,135	2,228
Indiana University, Student Fees Project, Ser S, RB Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,225
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,030
Indianapolis, Thermal Energy Systems Project, Ser A, RB, MBIA Callable 10/01/11 @ 101
5.500%, 10/01/12	2,860	3,067

		18,113

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,315

Kansas — 0.1%
Wyandotte County, Legends Village West Project, RB Callable 10/01/16 @ 100
4.875%, 10/01/28	1,450	943

32	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Louisiana — 0.6%
Louisiana State, Citizens Property Insurance, Ser C-2-RMKT, RB Callable 06/01/18 @ 100
6.750%, 06/01/26	$2,400	$2,684
New Orleans, Aviation Board, Ser B-2, AMT, RB, FSA
5.000%, 01/01/13	1,735	1,786

		4,470

Maryland — 2.4%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,464
Maryland State, Economic Development, RB Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,484
Maryland State, State & Local Facilities Lien, Ser 1, GO
5.000%, 03/15/17	3,000	3,508
Maryland State, State & Local Facilities Lien, Ser 2, GO
5.000%, 08/01/16	3,925	4,593
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,993
University System of Maryland, Ser A, RB
5.000%, 04/01/14	3,000	3,409

		19,451

Massachusetts — 4.9%
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	3,300	3,432
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,445
5.000%, 07/01/23	3,000	3,419
Massachusetts State, Federal Highway Project, Ser A, GAN, FSA
5.000%, 12/15/14	5,000	5,623
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, FGIC
5.000%, 08/15/14	2,395	2,524

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser B, RB, FSA Callable 10/05/09 @ 100
5.250%, 06/01/11	$1,585	$1,587
Massachusetts State, Health & Educational Facilities Authority, Ser M, RB
5.250%, 07/01/29	1,500	1,750
Massachusetts State, Health & Educational Facilities Authority, Ser T-1, RB
4.125%, 10/01/37 (A)	1,570	1,590
Massachusetts State, Housing Finance Agency, Ser D, AMT, RB Callable 12/01/09 @ 100
3.900%, 12/01/17 (A) (C)	2,000	2,010
Massachusetts State, Ser A, GO
5.250%, 08/01/13	3,235	3,670
Massachusetts State, Ser C, GO, FSA
5.500%, 12/01/17	3,000	3,593
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,204
5.000%, 08/01/16	2,250	2,619
Massachusetts State, Water Resources Authority, Ser A, RB, FGIC
6.125%, 08/01/11 (B)	1,500	1,653

		40,119

Michigan — 1.3%
City of Detroit Michigan, Ser Senior C-1-RMKT, RB Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,406
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	3,000	3,213
Michigan Strategic Fund, RB
6.250%, 06/01/14	3,000	3,101

		10,720

Minnesota — 1.5%
Minneapolis, Ser A, RB Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,504
Minnesota State, Highway & Various Purpose Project, GO Callable 08/01/17 @ 100
5.000%, 08/01/19	3,420	3,898

SEI Tax Exempt Trust / Annual Report / August 31, 2009	33

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	$4,240	$4,500

		11,902

Mississippi — 0.0%
Mississippi State, Single-Family Housing Authority, Ser D, RB Callable 10/05/09 @ 103
6.650%, 07/01/12	190	193

Missouri — 1.1%
Cape Girardeau County, Industrial Development Authority, RB Callable 06/01/14 @ 100
5.500%, 06/01/34	300	302
City of State, Louis Missouri, RB Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,556
Missouri State, Development Finance Board of Infrastructure, Crackerneck Creek Project, Ser C, TA Callable 03/01/14 @ 100
5.000%, 03/01/26	1,000	979
Missouri State, Highways & Transit Commission, 2nd Lien, RB Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,522
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,154

		8,513

Nevada — 0.1%
Henderson, Local Improvement Districts, Ser T-18 Callable 03/01/10 @ 103
5.300%, 09/01/35	1,995	914

New Jersey — 3.2%
Gloucester County, Solid Waste Improvement Authority, Waste Management Project, Ser A, RB
6.850%, 12/01/29 (A)	2,000	2,015
New Jersey State, Economic Development Authority, RB, FGIC
5.000%, 06/15/11	3,000	3,043
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,524

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	$2,500	$2,740
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB Callable 06/01/17 @ 100
4.500%, 06/01/23	1,350	1,244
New Jersey State, Transportation Trust Fund Authority, RB, AMBAC
5.250%, 12/15/22	5,000	5,455
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.250%, 12/15/20	7,250	8,004

		26,025

New Mexico — 0.6%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/11	1,000	1,064
5.000%, 09/01/13	3,200	3,488

		4,552

New York — 7.5%
City of New York New York, Sub- Ser I-1, GO Callable 04/01/19 @ 100
5.250%, 04/01/28	3,000	3,171
Metropolitan New York, Transportation Authority, Ser 2008C, RB Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,213
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,676
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,073
New York City, Municipal Water Finance Authority, Ser B, RB, FSA Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,346
New York City, Ser K, GO Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,261
New York City, Transitional Finance Authority, Future Secured Tax Project, Ser B, RB Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,163

34	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB Callable 11/01/11 @ 100
5.500%, 11/01/26 (A) (C)	$3,250	$3,525
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,328
New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 01/01/10 (A)	4,275	4,700
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, MBIA
5.500%, 05/15/13	4,000	4,292
New York State, Environmental Facilities Authority, New York City Water Project, Ser 2, RB
5.750%, 06/15/12	190	214
New York State, Environmental Facilities Authority, New York City Water Project, Ser B, RB Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,757
New York State, Thruway Authority, RB
4.000%, 07/15/11	2,575	2,711
New York State, Thruway Authority, Ser B, RB, AMBAC
5.250%, 04/01/13	4,050	4,505
New York State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,702
New York State, Tobacco Settlement Authority, Ser B, RB
5.000%, 06/01/12	2,570	2,779
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,279
Triborough Bridge & Tunnel Authority, Sub-Ser B-1, RB Callable 11/15/13 @ 100
5.000%, 11/15/25 (A)	5,000	5,493
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,483

		60,671

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Carolina — 0.5%
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB Callable 10/01/16 @ 100
5.500%, 10/01/31	$2,360	$1,929
Raleigh-Durham, Airport Authority, AMT, RB, FGIC Callable 05/01/17 @ 100
5.000%, 05/01/18	2,000	2,006

		3,935

North Dakota — 0.0%
Williams County, Sales Tax, RB Callable 11/01/14 @ 100
5.000%, 11/01/31	430	331

Ohio — 3.4%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/47	6,270	4,602
Erie County, Hospital Facilities Authority, Firelands Regional Medical Center, Ser A, RB
5.500%, 08/15/10	1,000	1,022
Lakewood, Hospital Improvement Authroity, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,621
Ohio State, Air Quality Development Authority, Ser A, RB
5.700%, 02/01/14	1,665	1,751
5.700%, 08/01/20	2,805	2,883
Ohio State, Air Quality Development Authority, Ser C, RB
5.625%, 06/01/18	1,580	1,642
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,275
Ohio State, GO
6.100%, 08/01/12	2,000	2,270
Ohio State, Higher Education Facilities Commission, Case Weston Reserve University Project, RB
6.250%, 10/01/18	1,000	1,175
Ohio State, Higher Educational Facility Commission, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,014
Ohio State, Water Development Authority, Fresh Water Project, RB
5.500%, 06/01/20	2,760	3,303

		27,558

SEI Tax Exempt Trust / Annual Report / August 31, 2009	35

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Oklahoma — 1.0%
Tulsa County, Industrial Authority, Ser A-RMKT, RB
5.000%, 05/15/15	$7,500	$8,284

Oregon — 0.4%
Oregon State, Department of Administrative Services, Ser A, RB Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,286

Pennsylvania — 7.6%
Berks County, Municipal Authority, RB Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	2,939
Butler County, Hospital Authority, RB Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,647
Dauphin County, General Authority, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/29	3,000	3,006
Delaware Valley, Regional Finance Authority, RB
5.500%, 07/01/12	5,925	6,444
Delaware Valley, Regional Financial Authority, RB
5.750%, 07/01/17	3,000	3,235
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,056
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,575
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	4,000	3,848
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 12/01/09 (A)	905	916
Pennsylvania State, Economic Development Financing Authority, Ser A, RB Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,823
Pennsylvania State, GO, FSA
5.375%, 07/01/17	4,200	4,975

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania, Ser A, RB
5.000%, 09/01/09	$3,120	$3,597
Pennsylvania State, Intergovernmental Cooperative Authority
5.000%, 06/15/18	5,000	5,571
Pennsylvania State, Ser 2, GO
5.500%, 01/01/14	2,500	2,865
Pennsylvania State, Ser 3, GO, FSA Callable 09/01/14 @ 100
5.000%, 09/01/15	10,000	11,307
Sayre, Healthcare Facilities Authority, Guthrie Health Project, Ser A, RB
6.000%, 12/01/11	3,420	3,591
University of Pittsburgh, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,266
Westmoreland County, Municipal Authority, Special Obligation
9.125%, 07/01/10 (B)	5	5

		61,666

Puerto Rico — 8.3%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,595
Puerto Rico Commonwealth, Government Development Bank, Senior Notes, Ser C, AMT, RB
5.250%, 01/01/15	1,725	1,768
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	3,000	3,131
5.000%, 12/01/13	1,000	1,040
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB Callable 06/01/16 @ 100
5.000%, 06/01/21	3,855	3,626
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	3,895
5.000%, 07/01/22	3,220	3,015
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Sub-Ser, RB
5.500%, 12/01/15	4,370	4,890
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (B)	5	6

36	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	$1,995	$2,101
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 01/01/10 (A)	2,000	2,028
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 02/01/10 (A) (E)	10,000	10,268
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,566
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,270
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO Pre-Refunded @ 100
5.250%, 07/01/30 (D)	1,235	1,466
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.000%, 07/01/16	2,380	2,553
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/12 @ 100
5.000%, 01/01/10 (A)	1,500	1,521
Puerto Rico Sales Tax Financing, Sub-Ser A, RB Callable 08/01/26 @ 100
0.000%, 08/01/32 (C)	3,045	2,128
Puerto Rico Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	6,839
Puerto Rico Sales Tax Financing, Sub-Ser A, RB Callable 02/01/14 @ 100
6.125%, 08/01/29	1,500	1,553
Puerto Rico Sales Tax Financing, Sub-Ser A, RB
5.000%, 02/01/10 (A)	6,000	6,149

		67,408

Rhode Island — 0.1%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB Callable 10/05/09 @ 100
4.950%, 10/01/16	645	645

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South Carolina — 0.7%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB Callable 12/01/14 @ 100
5.000%, 12/01/16	$3,000	$3,141
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	891
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (B)	1,020	1,262
South Carolina State, Jobs-Economic Development Authority, Bon Secours Health Project, Ser A, RB Pre-Refunded @ 100
5.625%, 11/15/30 (D)	295	333

		5,627

Tennessee — 0.9%
Clarksville, Natural Gas Acquisition, RB
5.000%, 12/15/15	1,650	1,609
Memphis-Shelby County, Airport Authority, RB
5.050%, 09/01/12	1,500	1,540
Nashville & Davidson Counties, Metropolitan Government, Cab Converter Project, RB, FGIC
7.700%, 01/01/12	3,885	4,084

		7,233

Texas — 12.2%
Aldine, Independent School District, School Building Project, GO Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,187
5.000%, 02/15/23	3,895	4,254
Brazos Harbor, Industrial Development Authority, Dow Chemical Project, AMT, RB Callable 05/01/18 @ 100
5.900%, 05/01/38 (A)	1,130	1,043
Clear Creek Island, Independent School District, Ser A, GO
5.000%, 02/15/17	1,885	2,163
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, FSA Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,052
Cypress-Fairbanks, Independent School District, GO Callable 02/15/16 @ 100
5.000%, 02/15/22	3,000	3,242

SEI Tax Exempt Trust / Annual Report / August 31, 2009	37

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dallas Convention Center Hotel Development, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/23	$3,495	$3,538
Dallas, Area Rapid Transit Authority, Senior Lien, Ser Senior Lien, RB, AMBAC Callable 12/01/16 @ 100
4.500%, 12/01/24	1,520	1,541
Dallas, Waterworks & Sewer Systems Authority, RB, FSA Callable 10/05/09 @ 100
5.000%, 10/01/24	5,000	5,003
Dallas-Fort Worth, International Airport Facilities Authority, Ser A, AMT, RB, XLCA Callable 11/01/09 @ 100
5.000%, 11/01/12	3,000	3,008
Dickinson, Independent School District, Schoolhouse Project, GO Callable 02/15/15 @ 100
5.000%, 02/15/19	4,000	4,351
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,280
Frisco, Independent School District, School Building Project, GO Callable 08/15/17 @ 100
4.500%, 08/15/23	2,210	2,312
Harris County, Flood Control District, Ser A, GO
5.250%, 10/01/18	3,000	3,497
Houston, Community College, Northline Mall Campus Project, RB, AMBAC Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,037
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
7.399%, 09/01/15 (F)	5,500	4,144
Houston, Independent School District, Schoolhouse Project, GO
5.000%, 02/15/17	2,000	2,295
Houston, Utility Systems Authority, First Lien, Ser A, RB, FSA
5.250%, 11/15/17	1,775	2,014
Lower Colorado, River Authority, Transmission Services Project, RB Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,173
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,322

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/23	$5,000	$5,446
North East, Independent School District, School Building Project, Ser A, GO Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,210
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
6.000%, 01/01/24	245	259
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/10 (A)	3,085	3,243
Northside, Independent School District, GO Callable 02/15/15 @ 100
5.000%, 02/15/25	2,600	2,751
Northside, Independent School District, School Building Project, GO Callable 08/15/18 @ 100
5.000%, 08/15/19	2,100	2,383
Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	1,000	1,142
5.000%, 02/15/17	1,000	1,144
Plano Independent School District, Ser A, GO
5.000%, 02/15/15	1,850	2,100
Red River, Education Finance Authority, Texas Christian University Project, RB Callable 03/15/16 @ 100
4.375%, 03/15/23	1,000	1,005
San Antonio, Airport Systems Authority, Ser 2003, AMT, RB, FSA
6.000%, 07/01/12	2,045	2,180
San Antonio, Electric & Gas Authority, Ser 2000, RB
5.750%, 02/01/11 (B)	955	988
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	17
Texas A&M University, RB Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,477
Texas State, Alliance Airport Authority, FedEx Corporation Project, AMT, RB Callable 04/01/16 @ 100
4.850%, 04/01/21	4,000	3,431
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,265

38	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas State, Municipal Power Agency, RB, MBIA
5.085%, 09/01/16 (B) (F)	$25	$21
Texas State, Transportation Commission Authority, First Tier, Ser A, RB Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,384
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,751
Texas State, Water Development Board, Sub-Ser, RB Callable 07/15/19 @ 100
5.000%, 07/15/22	3,000	3,341

		98,994

Utah — 0.3%
Intermountain Power Agency, Sub-Ser A, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,641

Vermont — 0.2%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, FSA Callable 11/01/14 @ 100
5.000%, 05/01/34	1,330	1,321

Virginia — 2.5%
Chesapeake, Economic Development Authority, RB
3.600%, 02/01/10 (A)	1,400	1,422
Chesterfield County, Economic Development Authority, Ser A, RB Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,003
Commonwealth of Virginia, Ser B, GO Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,256
Fairfax County, Economic Development Authority, Ser A, AMT, RB, AMBAC
6.100%, 02/01/11	5,000	5,172
Fairfax County, Public Improvement Authority, Ser A, GO
5.000%, 04/01/18	3,000	3,523
University of Virginia, Ser B, RB Callable 06/01/13 @ 100
5.000%, 06/01/20	1,500	1,621
5.000%, 06/01/21	1,500	1,614

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	$1,950	$1,948
4.300%, 07/01/13	1,875	1,889

		20,448

Washington — 3.8%
FYI Properties, RB
5.000%, 06/01/15	4,015	4,409
Washington State, Northwest Energy & Electric Authority, Columbia Generating Project, Ser A, RB
5.500%, 07/01/15	2,000	2,320
Washington State, Northwest Energy & Electric Authority, Columbia Station Project, Ser A, RB
5.000%, 07/01/20	5,000	5,613
Washington State, Northwest Energy & Electric Authority, Project #1, Ser A, RB
5.000%, 07/01/14	2,120	2,386
Washington State, Northwest Energy & Electric Authority, Project #1, Ser C, RB
5.000%, 07/01/15	2,250	2,549
Washington State, Northwest Energy & Electric Authority, Ser F, RB, MBIA Callable 07/01/13 @ 100
5.000%, 07/01/18	3,000	3,199
Washington State, Tobacco Settlement Authority, RB Callable 06/01/13 @ 100
6.500%, 06/01/26	6,495	6,557
Washington State, Tobacco Settlement Authority, RB
6.250%, 06/01/11	4,000	4,122

		31,155

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser E, AMT, RB Callable 07/01/10 @ 100
5.750%, 09/01/27	720	724

Wyoming — 0.2%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,564

Total Municipal Bonds (Cost $786,931) ($ Thousands)		800,884

SEI Tax Exempt Trust / Annual Report / August 31, 2009	39

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Concluded)

August 31, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

TAX EXEMPT CORPORATE BOND — 0.6%

California — 0.6%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	$6,000	$5,189

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		5,189

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.23%† (G)	3,205,431	3,205

Total Cash Equivalent (Cost $3,205) ($ Thousands)		3,205

Total Investments — 99.6% (Cost $796,092) ($ Thousands)		$809,278

Percentages are based on Net Assets of $812,639 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2009. The coupon on a step bond changes on a specified date.

(D)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(G)	Rate shown is the 7-day effective yield as of August 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GAN — Grant Anticipation Note

GO — General Obligation

MBIA — Municipal Bond Investors Association

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

40	SEI Tax Exempt Trust / Annual Report / August 31, 2009

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 101.2%

Alabama — 3.6%
Mobile, Spring Hill College Project, RB Callable 09/03/09 @ 100
3.330%, 10/01/09 (A) (B)	$15,500	$15,500

Alaska — 0.9%
Anchorage, Recreational Facilities Authority, Ice Rink Project, RB Pre-Refunded @ 100
6.375%, 01/01/20 (C)	1,000	1,045
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB
5.000%, 09/01/10	1,500	1,565
3.500%, 09/01/10	1,200	1,234

		3,844

Arizona — 1.7%
Arizona State, Health Facilities Authority, John C. Lincoln Health Network Project, RB Pre-Refunded @ 102
7.000%, 12/01/25 (C)	2,200	2,401
County of Pima Arizona, COP
4.000%, 06/01/11	5,000	5,184

		7,585

California — 9.0%
California State, Communities Development Authority, RB Callable 05/02/11 @ 100
4.000%, 11/02/36 (B)	4,300	4,402
California State, Communities Development Authority, RB
4.000%, 10/01/09 (B)	10,000	10,261
California State, Health Facilities Financing Authority, Ser C, RB
5.000%, 01/01/10 (B)	2,800	2,879

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California State, Infrastructure & Economic Development Bank, RB
1.650%, 10/01/47 (B)	$2,700	$2,712
California State, Municipal Finance Authority, RB
3.450%, 03/01/10 (B)	1,250	1,251
California State, Ser DCL-010, GO, FSA
1.000%, 02/01/10 (A) (B)	4,910	4,910
City of Newport Beach California, Ser C, RB
4.000%, 12/01/38 (B)	3,605	3,693
Northern California, Power Agency, Hydroelectric Project No. 1, Ser C, RB
5.000%, 07/01/11	1,250	1,323
San Bernardino County, Transportation Authority, Ser A, RB, FGIC Callable 10/05/09 @ 100
6.000%, 03/01/10 (D)	1,360	1,395
Sulphur Springs, Union School District, COP, AMBAC
1.548%, 03/01/37	6,750	6,453

		39,279

Colorado — 2.5%
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB
5.375%, 09/01/10 (D)	1,000	1,049
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, RB Pre-Refunded @ 100
5.250%, 09/01/21 (C)	1,000	1,088
Colorado State, Health Facilities Authority, Evangelical Health Project, RB
6.250%, 12/01/10 (D)	760	789
Colorado State, Health Facilities Authority, Ser C-8, RB
4.100%, 03/01/10 (B)	1,655	1,698
Lincoln Park, Metropolitan District, GO Pre-Refunded @ 102
7.750%, 12/01/26 (C)	4,000	4,570
University of Colorado, Enterprise System Refinance & Improvement Project, RB, FGIC
5.000%, 06/01/11	1,715	1,827

		11,021

Delaware — 0.7%
University of Delaware, Ser A, RB
2.000%, 11/01/37 (B)	3,000	3,013

District of Columbia — 0.3%
District of Columbia, Ser A, GO, FSA Callable 10/05/09 @ 101
5.500%, 06/01/12	1,200	1,216

SEI Tax Exempt Trust / Annual Report / August 31, 2009	41

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Florida — 5.5%
Florida State, Board of Education, Ser A, GO
5.750%, 06/01/10	$1,000	$1,037
Florida State, Education System, Ser A, RB, AMBAC
5.000%, 07/01/11	5,015	5,368
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 10/05/09 @ 100
4.000%, 09/01/10	3,780	3,780
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 10/05/09 @ 100
4.000%, 02/01/11	2,500	2,503
Florida State, Rural Utilities Financing Commission, Public Construction Project, RB Callable 11/01/09 @ 100
4.000%, 11/01/11	5,500	5,498
Highlands County, Health Facilities Authority, Ser G, RB
5.000%, 11/15/12 (D)	35	39
Highlands County, Health Facilities Authority, Ser G, RB
5.000%, 11/15/12	985	1,033
Jea, St. Johns River Power Park System, Ser 1, RB
5.000%, 10/01/10	2,110	2,205
Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital Project, Ser A, RB, AMBAC
4.375%, 08/15/10 (D)	945	978
North Broward, Hospital District, RB Pre-Refunded @ 101
6.000%, 01/15/31 (C)	1,500	1,619

		24,060

Georgia — 1.6%
Georgia State, Municipal Electric Authority, Ser A, RB, FSA
5.500%, 01/01/12	4,700	4,913
Marietta, Housing Authority, Essential Function Project, RB Callable 10/05/09 @ 103
3.950%, 02/01/10 (A) (B)	2,000	2,001

		6,914

Hawaii — 0.5%
Hawaii State, Highway Authority, RB
4.000%, 01/01/10	1,000	1,011
4.000%, 01/01/11	1,000	1,042

		2,053

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Illinois — 5.9%
Chicago, Ser A, RB
3.500%, 01/01/12	$1,305	$1,367
Cook County, Community Consolidated School District No. 65-Evanston, Ser A, GO, FSA
6.750%, 05/01/10	1,085	1,128
Cook County, School District No. 159, GO, FSA
4.309%, 12/01/10 (E)	930	912
Downers Grove, Ser A, GO
4.500%, 01/01/11	1,365	1,426
Illinois Finance Authority, RB
2.500%, 10/01/09 (A) (B)	5,935	5,935
Illinois Finance Authority, RB Callable 09/03/09 @ 100
1.850%, 10/01/09 (A) (B)	3,425	3,425
Illinois State, Educational Facilities Authority, Art Institute of Chicago, RB
4.100%, 03/01/10 (B)	4,500	4,627
Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	1,040	1,154
McLean County, Public Building Commission, Capital Appreciation - Public Building Project, RB, MBIA
4.631%, 11/01/10 (E)	1,550	1,525
Rochelle, Ser B, RB
4.000%, 05/01/10	910	927
Rock Island-Mercer Counties, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,052
Winnebago County, School District No. 122, GO, FGIC
6.550%, 06/01/12	2,000	2,222

		25,700

Indiana — 7.0%
Center Grove, High School Building Authority, First Mortage, RB
5.000%, 01/10/11	1,505	1,586
County of State, Joseph Indiana, RB
4.000%, 12/30/11	1,125	1,173
4.000%, 06/30/12	1,135	1,187
County of Tippecanoe Indiana, RB Callable 09/03/09 @ 100
2.500%, 10/01/09 (A) (B)	6,290	6,290
Dexia Credit, Local Certificates Trust, RB
1.250%, 01/01/10 (B)	2,300	2,300
Indiana State, Health Facility Financing Authority, Ascension Health Credit, Ser A, RB
5.000%, 11/01/09 (B)	4,950	5,137

42	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indiana State, Health Facility Financing Authority, RB
3.625%, 11/15/36 (B)	$4,100	$4,214
Indiana State, Transportation Finance Authority, Highway Restoration Project, RB Callable 12/01/10 @ 100
0.180%, 12/01/25 (B)	400	400
Noblesville, Independent School District, High School Building Project, RB, AMBAC
4.500%, 07/10/10	2,410	2,469
Zionsville, Sewer Works Authority, BAN Callable 09/11/09 @ 100
4.250%, 12/15/11	5,725	5,777

		30,533

Iowa — 0.9%
Coralville, Urban Renewal Project, Tax Increment, Ser C, TA
5.000%, 06/01/11	1,460	1,503
Iowa Finance Authority, Ser F, RB
5.000%, 02/15/10 (B)	2,500	2,661

		4,164

Kansas — 0.7%
Overland Park, Development Authority, 1st Tier, Ser A, RB Pre-Refunded @ 101
7.375%, 01/01/32 (C)	1,500	1,642
University of Kansas, Hospital Authority, Health Systems Project, RB
5.000%, 09/01/09	580	580
5.000%, 09/01/10	750	767

		2,989

Kentucky — 1.1%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare System Project, Ser A, RB
5.000%, 08/15/12	1,000	1,064
Kentucky State, Economic Development Finance Authority, Baptist Healthcare System Project, Ser A, RB
5.000%, 08/15/11	1,000	1,049
Kentucky State, Rural Water Finance Authority, Flexible Term Program, Ser A, RB Callable 02/01/10 @ 100
3.000%, 02/01/11	1,500	1,508
Louisville & Jefferson County, Metropolitan Government, Seven Counties Services Project, RB Callable 10/01/09 @ 100
2.250%, 12/01/20 (A) (B)	1,350	1,350

		4,971

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Louisiana — 3.4%
Lafayette Economic Development Authority, RB Callable 09/03/09 @ 100
2.350%, 10/01/09 (A) (B)	$5,600	$5,600
Louisiana State, Local Government Environmental Facilities & Community Development Auth, RB Callable 10/01/09 @ 100
2.350%, 10/01/09 (A) (B)	7,500	7,500
Louisiana State, Military Department, Custody Receipts, RB
5.000%, 08/01/10	770	790
5.000%, 08/01/11	750	792

		14,682

Massachusetts — 1.3%
Massachusetts State, Industrial Finance Agency, RB Callable 09/03/09 @ 100
0.450%, 10/01/09 (A) (B)	5,750	5,750

Michigan — 5.4%
Bay City, Electric Utilities Authority, Refinance & Improvement Project, RB, FSA
4.500%, 01/01/10	1,790	1,807
Michigan State, Hospital Finance Authority, Ascension Project, Ser B3, RB
2.750%, 11/15/33 (B)	1,920	1,925
Michigan State, Housing Development Authority, Ser B, RB
3.100%, 06/01/11	1,000	1,002
Michigan State, Municipal Bond Authority, Ser 2009B-ST, RB
6.000%, 01/20/10	10,300	10,367
Michigan State, Municipal Bond Authority, Ser A, RB
5.250%, 06/01/11	1,275	1,332
Michigan State, Ser C, GO
5.000%, 05/01/11	1,750	1,837
Michigan State, South Central Power Agency, RB, AMBAC
5.000%, 11/01/10	1,020	1,061
Michigan State, Strategic Fund, Hope Network Project, RB Callable 09/03/09 @ 100
2.250%, 04/01/35 (A) (B)	2,730	2,730
North Michigan, Summit Academy School, Sub-Ser, COP Pre-Refunded @ 101
8.750%, 07/01/30 (C)	1,100	1,182

		23,243

SEI Tax Exempt Trust / Annual Report / August 31, 2009	43

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Missouri — 0.7%
County of Greene Missouri, TRAN Callable 08/01/11 @ 100
2.500%, 08/01/12	$1,250	$1,246
Missouri State, Environmental Improvement & Energy Resources Authority, RB
4.375%, 03/01/10 (B)	1,665	1,713

		2,959

New Hampshire — 0.7%
New Hampshire State, Health & Education Facilities Authority, RB
3.000%, 08/01/11	2,985	3,019

New Jersey — 3.9%
City of Newark New Jersey, Ser E
3.250%, 04/14/10	6,050	6,125
Garden State, Preservation Trust, Ser DCL, RB, FSA
1.250%, 11/01/09 (A) (B)	5,600	5,600
New Jersey State, Equipment Lease Purchase Program, Ser A, COP
5.000%, 06/15/10	1,255	1,290
New Jersey State, Health Care Facilities Financing Authority, Ser A, RB
5.000%, 10/01/10	3,615	3,740

		16,755

New Mexico — 1.0%
Farmington, Pollution Control Board, Ser B, Cl RB, RB, FGIC Callable 04/01/10 @ 100
3.550%, 04/01/29 (B)	3,200	3,212
New Mexico State, Mortgage Finance Authority, RB Callable 01/01/10 @ 100
6.000%, 07/01/10 (D)	1,045	1,094

		4,306

New York — 8.7%
Amherst, Industrial Development Civic Facilities, Daemen College Project, Ser A, RB Pre-Refunded @ 102
6.125%, 10/01/31 (C)	3,100	3,487
Buffalo & Fort Erie, Public Bridge Authority, RB
4.000%, 01/01/10 (A) (B)	2,800	2,850
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 11/01/11	2,070	2,223

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Municipal Water Finance Authority, Ser B, RB
7.500%, 06/15/11 (D)	$1,145	$1,242
New York City, Ser E, GO
5.000%, 08/01/11	6,000	6,411
New York City, Trust for Cultural Resources, Ser B, RB
2.750%, 01/01/36 (B)	4,500	4,539
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/10	5,295	5,467
New York State, Environmental Facilities, Ser B, RB Callable 10/15/09 @ 100
5.000%, 10/15/11	980	985
New York State, Municipal Bond Bank Agency, Ser C, RB
5.250%, 06/01/10	1,000	1,032
New York State, Urban Development Authority, Ser A, RB
5.500%, 01/01/10 (B)	2,750	2,874
Otsego County, Industrial Development Agency, Ser A, RB Callable 09/03/09 @ 100
2.500%, 12/03/09 (A) (B)	1,500	1,500
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (D)	1,205	1,288
Troy, Industrial Development Authority, Rensselaer Polytechnic Project, Ser A, RB
5.000%, 03/01/10 (B)	4,000	4,092

		37,990

North Carolina — 0.8%
Durham, Ser B, COP
5.250%, 12/01/11	1,485	1,559
North Carolina State, Municipal Power Agency, Catawba Electric No. 1, Ser C, RB
4.000%, 01/01/10	1,550	1,565

		3,124

Ohio — 9.2%
American Municipal Power-Ohio, RB
3.000%, 08/13/10	1,810	1,819
Cincinnati & Hamilton County, Port Authority, RB
1.700%, 10/01/09 (A) (B)	3,400	3,400
County of Erie Ohio, TRAN
3.000%, 11/12/09	1,200	1,200
Cuyahoga County, Ser A, GO, MBIA
2.722%, 10/01/10 (E)	4,500	4,440

44	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

East Liverpool, Hospital Revenue Authority, Liverpool City Hospital Project, RB Callable 09/10/09 @ 100
3.750%, 10/01/09 (A) (B)	$16,780	$16,780
Ohio State, Air Quality Development Authority, Ser C, RB
3.750%, 10/01/18 (B)	2,985	2,987
Ohio State, Department of Administrative Services, Taxation Accounting & Revenue, COP
4.000%, 09/01/10	2,555	2,608
Ohio State, GO
6.650%, 09/01/09	5	5
Ohio State, Higher Educational Facility Commission, Pooled Funding, RB Callable 09/10/09 @ 100
2.770%, 10/01/09 (A) (B)	1,425	1,425
Ohio State, Water Development Authority, Ser B, RB Callable 10/01/09 @ 100
3.750%, 10/01/18 (B)	2,805	2,806
Richmond Heights
3.850%, 01/14/10	2,000	2,008
Stark County, Industrial Revenue Authority, H-P Products Project, AMT, RB Callable 12/02/09 @ 100
2.450%, 12/02/09 (A) (B)	200	200

		39,678

Oklahoma — 2.9%
Oklahoma State, Department of Transportation, Ser A, RB
4.000%, 09/01/10	4,075	4,209
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,069
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 06/01/10	1,190	1,226
Oklahoma State, Industrial Authority, Medical Foundation Project, RB
4.500%, 07/01/11	1,000	1,033
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/10	1,200	1,251
Tulsa County, Industrial Authority, RB
5.000%, 09/01/11	3,145	3,334

		12,122

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania — 3.2%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 09/01/09	$1,000	$1,000
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.000%, 06/15/10	1,250	1,287
Montgomery County, Industrial Development Authority, Retirement Communities Project, Ser B, RB
5.000%, 11/15/10	1,400	1,422
5.000%, 11/15/11	1,000	1,023
Pennsylvania State, Economic Development Financing Authority, RB
3.600%, 03/01/10 (B)	1,000	1,000
Pennsylvania State, Higher Educational Facilties Authority, University of Scranton Project, RB
4.500%, 05/01/10	3,585	3,634
Pennsylvania State, Industrial Development Authority, RB
5.000%, 07/01/10	2,540	2,599
Sayre, Health Care Facilities Authority, Guthrie Health Project, Ser A, RB Pre-Refunded @ 101
5.875%, 12/01/31 (C)	1,700	1,900

		13,865

Rhode Island — 0.2%
Rhode Island State, Health & Educational Building Authority, Lifespan Obligation Group Project, RB
5.750%, 08/15/10	1,020	1,048

South Carolina — 1.5%
South Carolina State, Jobs Economic Development Authority, Palmetto Health Alliance Project, Ser A, RB Pre-Refunded @ 102
7.375%, 12/15/21 (C)	2,600	2,833
South Carolina State, Transportation Infrastructure Bank, Ser A, RB, AMBAC Callable 10/05/09 @ 101
5.500%, 10/01/10	3,615	3,664

		6,497

South Dakota — 0.8%
Heartland, Consumers Power District, RB, FSA
6.000%, 01/01/12	2,250	2,386

SEI Tax Exempt Trust / Annual Report / August 31, 2009	45

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

South Dakota State, Health & Educational Facilities Authority, Childrens Care Hospital Project, RB Pre-Refunded @ 101
6.125%, 11/01/13 (C)	$705	$718

		3,104

Tennessee — 2.1%
Hendersonville Industrial Development Board, Ser A, TA Callable 09/04/09 @ 100
2.250%, 05/01/36 (A) (B)	7,100	7,100
Knox County, Health Educational & Housing Facilities Board, Ser A-3, RB Callable 10/07/09 @ 100
3.750%, 10/07/09 (A) (B)	2,235	2,235

		9,335

Texas — 8.8%
Eagle Mountain & Saginaw, Independent School District, GO
4.347%, 08/15/11 (E)	1,235	1,203
Franklin, Independent School District, School Building Project, Ser B, GO
4.000%, 02/15/10	2,050	2,080
Gulf Coast Waste Disposal Authority, RB
2.300%, 01/01/10 (B)	4,955	4,955
Hardin Independent School District, RB Pre-Refunded @ 102
5.000%, 07/01/22 (C)	3,224	3,461
Harris County, Cultural Education Facilities Finance, RB
5.000%, 06/01/12	2,000	2,159
5.000%, 12/01/28 (B)	2,850	3,077
Harris County, Hospital District, RB, MBIA Pre-Refunded @ 100
6.000%, 02/15/14 (C)	5,000	5,243
Lewisville, Independent School District, GO
4.456%, 08/15/11 (E)	1,000	973
North Central Texas, Health Facility Development Authority, Retirement Facilities Project, Ser A, RB
7.000%, 11/15/10 (D)	415	432
Prosper, Independent School District, Capital Appreciation, School Building Project, GO
4.363%, 08/15/11 (E)	1,130	1,101
Tarrant County, Cultural Education Authority, Buckner Retirement Services Project, RB
5.000%, 11/15/10	600	608

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Tarrant County, Health Facilities Development Authority, RB Pre-Refunded @ 101
6.700%, 11/15/30 (C)	$4,000	$4,323
Texas State, Municipal Power Agency, Sub-Ser, RB, FGIC Callable 10/05/09 @ 100
4.250%, 09/01/10	2,500	2,503
Texas State, Public Finance Authority, Ser A, GO
5.000%, 10/01/10	2,500	2,617
Waxahachie, Independent School District, GO Pre-Refunded @ 63
0.000%, 08/15/17 (C) (E)	5,365	3,378

		38,113

Vermont — 1.5%
Vermont Educational & Health Buildings Financing Agency, Ser A, RB
2.000%, 10/01/34 (A) (B)	6,585	6,585

Virginia — 0.8%
Rappahannock, Regional Jail Authority Callable 11/01/09 @ 100
4.250%, 12/01/09	1,000	1,006
Riverside, Regional Jail Authority, Sub-Ser, RAN Callable 10/05/09 @ 100
4.250%, 07/01/10	2,615	2,619

		3,625

Washington — 1.4%
Everett, Public Facilities District Authority, RB Callable 09/03/09 @ 100
1.180%, 10/01/09 (B)	2,100	2,100
King County, Ser D, GO Callable 10/05/09 @ 101
5.600%, 12/01/09	505	510
Washington State, Health Care Facilities Authority, RB, Radian Callable 09/03/09 @ 100
2.300%, 10/01/09 (A) (B)	1,050	1,050
Washington State, School Districts, COP
3.000%, 12/01/10	1,625	1,668
Washington State, Ser A, GO, FSA
6.250%, 02/01/11	615	641

		5,969

46	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Wisconsin — 0.7%
City of Oak Creek Wisconsin, RB Callable 04/01/10 @ 100
4.000%, 04/01/11	$3,000	$3,023

Wyoming — 0.3%
Campbell County, Recreation Project, Recreational Project, RB
5.000%, 06/15/10	1,430	1,457

Total Municipal Bonds (Cost $434,102) ($ Thousands)		439,091

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.23%† (F)	17,937	18

Total Cash Equivalent (Cost $18) ($ Thousands)		18

Total Investments — 101.2% (Cost $434,120) ($ Thousands)		$439,109

Percentages	are based on Net Assets of $434,025 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.

(E)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(F)	Rate shown is the 7-day effective yield as of August 31, 2009.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

Radian — Radian Asset Assurance

RAN — Revenue Anticipation Note

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	47

SCHEDULE OF INVESTMENTS

Pennsylvania Municipal Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 97.7%

Guam — 1.4%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$997

Pennsylvania — 81.6%
Allegheny County, Airport Authority, Ser B, AMT, RB, FGIC
5.000%, 01/01/23	500	452
Allegheny County, Hospital Development Authority, Health Systems-Western Pennsylvania Project, Ser A, RB
5.000%, 11/15/09	1,000	998
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,095
Allegheny County, Industrial Development Authority, Duquesne Light Project, RB, AMBAC
4.350%, 12/01/13	575	573
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB Callable 10/05/09 @ 102
5.200%, 05/01/17	565	572
Allegheny County, Ser C-56, GO, FSA
5.000%, 10/01/15	1,000	1,149
Bensalem Township, Water & Sewer Authority, RB Callable 10/05/09 @ 100
6.750%, 12/01/14 (A)	75	81
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,220
Bethel Park School District, GO Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,069

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cambria County, Hospital Development Authority, Conemaugh Valley Memorial Hospital Project, RB Callable 10/05/09 @ 100
7.625%, 09/01/11 (A)	$94	$98
Central Dauphin County, School District, GO, MBIA Pre-Refunded @ 100
6.000%, 02/01/19 (B)	1,000	1,214
Chester County, Health & Education Facilities Authority, Immaculata College Project, RB Callable 10/05/09 @ 100
5.250%, 10/15/10	345	345
City of Philadelphia Pennsylvania, Ser A, RB Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,025
Delaware County, Healthcare Authority, Mercy Health Project, Ser A, RB Callable 10/05/09 @ 100
5.125%, 11/15/12 (A)	95	95
Delaware River, Pennsylvania & New Jersey Port Authority, Delaware Bridges Project, RB Callable 10/05/09 @ 100
6.500%, 01/15/11 (A)	70	74
Delaware River, Toll Bridge Commission, RB
5.250%, 07/01/13	1,000	1,092
Delaware Valley, Regional Finance Authority, RB
5.500%, 07/01/12	1,000	1,088
Derry Township, Sanitation Sewer Authority, RB Callable 10/05/09 @ 100
6.250%, 08/01/12 (A)	20	22
Dover Township, Sewer Authority, RB Callable 10/05/09 @ 100
6.250%, 05/01/12 (A)	20	22
Erie County, Hospital Authority, Erie County Geriatric Project, RB Callable 10/05/09 @ 100
6.250%, 07/01/11 (A)	50	53
Hampton Township, Sanitation Sewer Authority, RB Callable 03/01/10 @ 100
6.500%, 09/01/10 (A)	35	37
Horsham Township, Sewer Authority, RB, MBIA Callable 10/05/09 @ 100
6.700%, 01/01/11 (A)	10	11

48	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB Callable 03/15/17 @ 100
5.000%, 03/15/20	$1,000	$1,034
Lancaster, Area Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
Lancaster, Area Sewer Authority, RB Callable 10/05/09 @ 100
6.000%, 04/01/12 (A)	145	152
Lancaster, Parking Authority, RB Callable 10/05/09 @ 100
5.750%, 01/01/12 (A)	15	16
Langhorne, Higher Education Authority, Woods Services Project, RB, Radian Callable 11/15/11 @ 100
4.950%, 11/15/16	2,485	2,327
Lower Pottsgrove Township, RB Callable 11/01/09 @ 100
6.250%, 05/01/12 (A)	30	32
Luzerne County, Ser C, GO, FGIC
5.250%, 12/15/15	1,000	1,109
McKeesport, Area School District, Ser C, GO Callable 10/05/09 @ 100
5.000%, 04/01/13 (A)	335	348
Meadville, Area Water Authority, RB, FSA
5.125%, 07/01/14	435	503
Mifflin County, Hospital Authority, RB, Radian Callable 01/01/11 @ 101
5.500%, 07/01/12	1,375	1,471
Montgomery County, Higher Education & Health Authority, Arcadia University Project, RB, Radian
5.000%, 04/01/15	400	387
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF-1, RB, CIFG
5.000%, 05/01/16	1,140	1,251
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, MBIA
5.250%, 11/01/14	1,000	1,038
Nazareth, Area School District, Ser A, GO, FSA Pre-Refunded @ 100
5.000%, 02/15/29 (B)	500	575
Neshaminy, Water Reserve Authority, RB Callable 10/05/09 @ 100
5.750%, 03/01/11 (A)	5	5
Northampton County, Higher Education Building Authority, Moravian College Project, RB, Radian Callable 10/05/09 @ 100
5.125%, 07/01/19	470	470

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian Callable 01/01/13 @ 100
5.500%, 07/01/15	$995	$984
Northampton County, Municipal Authority, RB Callable 10/05/09 @ 100
6.750%, 11/01/13 (A)	20	22
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,180
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	2,000	1,924
Pennsylvania State, Economic Development Financing Authority, Dr. Gertrude A. Barber Center Project, RB, Radian Callable 12/01/10 @ 100
5.625%, 12/01/15	885	886
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,364
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, MBIA Callable 10/05/09 @ 100
5.875%, 11/15/16	25	21
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, MBIA Callable 10/05/09 @ 100
5.875%, 11/15/18	2,000	1,632
5.700%, 11/15/10	50	49
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, RB Callable 11/01/12 @ 100
5.500%, 05/01/13	1,000	1,089
Pennsylvania State, Higher Educational Facilities Authority, Philadelphia University Project, RB, Radian Pre-Refunded @ 100
5.750%, 06/01/15 (B)	660	684
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,246

SEI Tax Exempt Trust / Annual Report / August 31, 2009	49

SCHEDULE OF INVESTMENTS

Pennsylvania Municipal Bond Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania, Ser A, RB
5.000%, 09/01/09	$500	$576
Pennsylvania State, Higher Educational Facilties Authority, RB Callable 02/01/19 @ 100
5.000%, 08/01/21	1,000	1,086
Pennsylvania State, Housing Finance Agency, Ser 103, AMT, RB Callable 10/01/17 @ 100
5.700%, 04/01/22	1,860	1,976
Pennsylvania State, Intergovernmental Cooperative Authority
5.000%, 06/15/18	1,000	1,114
Pennsylvania State, Ser 1, GO Pre-Refunded @ 100
5.000%, 05/15/20 (B)	1,000	1,165
Pennsylvania State, Ser 2, GO Pre-Refunded @ 100
5.000%, 01/01/19 (B)	1,000	1,156
Pennsylvania State, Ser 3, GO, FSA
5.375%, 07/01/20	1,000	1,191
Pennsylvania State, University, Ser A, RB Callable 03/01/19 @ 100
5.000%, 03/01/22	835	927
Philadelphia, Gas Works Authority, Ser B, RB, MBIA
7.000%, 05/15/20 (A)	945	1,145
Philadelphia, GO, CIFG Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,029
Philadelphia, Hospitals & Higher Education Facilities Authority, Jefferson Health Systems Project, Ser A, RB, AMBAC Callable 10/05/09 @ 100
5.125%, 05/15/18	1,000	1,003
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	532
Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15	1,000	1,093
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB Callable 10/05/09 @ 100
6.625%, 10/01/12 (A)	20	22
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,885	2,022
Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser A, TA Callable 10/05/09 @ 100
6.000%, 12/01/11 (C)	1,500	1,518

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pittsburgh, Urban Redevelopment Authority, Triangle Tax Increment, Ser B, TA Callable 10/05/09 @ 100
6.250%, 03/15/15 (C)	$1,500	$1,506
Quakertown, Hospital Authority, Community Hospital Project, RB
7.125%, 01/01/11 (A)	35	37
Reading, Area Water Authority, RB, FSA Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,243
South Fayette Township, Sanitation Authority, RB Callable 10/05/09 @ 100
6.375%, 11/01/12 (A)	70	74
South Fork, Municipal Authority, Conemaugh Valley Memorial Hospital, RB
5.625%, 07/01/10	5	5
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian Callable 06/01/12 @ 100
4.900%, 12/01/14	545	544
Susquehanna Township, Sewer Authority, RB Callable 10/05/09 @ 100
6.000%, 11/15/13 (A)	50	54
University of Pittsburgh, Ser B, RB Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,109
University of Pittsburgh, Ser B, RB Callable 03/15/19 @ 100
5.500%, 09/15/22	500	567
University of Pittsburgh, University Capital Project, Ser A-RMKT, RB
5.250%, 09/15/18	1,000	1,159
Upper Allen Township, Sewer Authority, RB Callable 10/05/09 @ 100
5.750%, 04/01/13 (A)	135	150
Westmoreland County, Municipal Authority, Special Obligation
9.125%, 07/01/10 (A)	5	5
Willistown Township, Municipal Sewer Authority, RB Callable 10/05/09 @ 100
6.000%, 01/01/15 (A)	15	17
York County, Industrial Development Authority, York Water Project, RB
3.750%, 06/01/10	1,000	995
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	75	87

		60,296

50	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Puerto Rico — 14.7%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	$500	$539
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, MBIA
5.000%, 07/01/19	500	515
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	250	261
5.000%, 12/01/13	880	915
5.000%, 12/01/14	650	670
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB
5.500%, 07/01/19	1,000	1,010
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, MBIA
5.500%, 07/01/18	1,100	1,129
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	980
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB, HUD
5.000%, 12/01/13	175	188
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB, HUD
5.000%, 12/01/13 (A)	325	364
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/16	1,000	1,036
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 02/01/10 (C) (D)	1,135	1,166
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, MBIA
5.500%, 07/01/18	1,000	1,023
Puerto Rico Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,000	1,074

		10,870

Total Municipal Bonds (Cost $71,787) ($ Thousands)		72,163

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.23%† (E)	374,800	$375

Total Cash Equivalent (Cost $375) ($ Thousands)		375

Total Investments — 98.2% (Cost $72,162) ($ Thousands)		$72,538

Percentages	are based on Net Assets of $73,878 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(E)	Rate shown is the 7-day effective yield as of August 31, 2009.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

HUD — Housing Urban Development

MBIA — Municipal Bond Investors Association

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	51

SCHEDULE OF INVESTMENTS

Massachusetts Municipal Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.2%

Massachusetts — 82.5%
Erving, GO
5.375%, 06/15/12	$375	$387
Fall River, GO, FSA Callable 02/01/13 @ 101
5.250%, 02/01/15	750	813
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.875%, 03/01/15	185	219
5.500%, 03/01/12	500	520
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	608
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, MBIA
7.000%, 03/01/11	750	815
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	570
5.000%, 07/01/22	500	574
Massachusetts Bay, Transportation Authority, Ser A, RB Callable 07/01/10 @ 100
5.750%, 07/01/13	45	47
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,172
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	245	293
5.250%, 07/01/21	250	294
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, MBIA
5.000%, 10/01/17	500	492

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts State, Development Finance Agency, Biomedical Research Project, Ser C, RB Callable 08/01/10 @ 101
6.000%, 08/01/11	$210	$218
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB Callable 07/01/17 @ 100
5.000%, 07/01/19	250	279
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
5.000%, 01/01/14	1,000	1,042
Massachusetts State, Development Finance Agency, Holy Cross Project, Ser B, RB, AMBAC Callable 09/01/17 @ 100
5.000%, 09/01/18	250	274
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	292
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	561
Massachusetts State, Health & Educational Facilities Authority, Baystate Medical Center Project, Ser F, RB
5.000%, 07/01/10	250	256
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB Callable 11/15/18 @ 100
5.250%, 11/15/21	500	581
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	642
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center, Ser C, RB, FGIC
5.000%, 08/15/15	1,320	1,389
Massachusetts State, Health & Educational Facilities Authority, Partners Healthcare Systems Project, Ser G, RB Callable 07/01/17 @ 100
5.000%, 07/01/18	200	213
Massachusetts State, Health & Educational Facilities Authority, Ser K, RB
5.500%, 07/01/22	250	305

52	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Ser M, RB
5.250%, 07/01/29	$500	$584
Massachusetts State, Health & Educational Facilities Authority, Tufts University Project, Ser J, RB
5.500%, 08/15/15	300	353
Massachusetts State, Housing Finance Agency, Ser D, AMT, RB Callable 12/01/09 @ 100
3.900%, 12/01/17 (A) (B)	1,000	1,005
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB Callable 12/01/14 @ 100
5.000%, 12/01/28	250	238
Massachusetts State, Housing Finance Agency, Single Family Housing Project, Ser III, AMT, RB Callable 06/01/13 @ 100
4.200%, 12/01/14 (A)	565	561
Massachusetts State, Industrial Finance Agency, Boston Edison Project, Ser A, RB Callable 10/05/09 @ 100
5.750%, 02/01/14	925	928
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, FGIC
5.000%, 07/01/16	750	761
Massachusetts State, Port Authority, Ser C, AMT, RB, FSA
5.000%, 07/01/15	1,150	1,185
Massachusetts State, Ser A, GO, FSA Pre-Refunded @ 100
5.000%, 03/01/23 (C)	500	577
Massachusetts State, Ser A, GO, FSA
5.250%, 08/01/20	500	590
Massachusetts State, Ser B, GO, FSA
5.250%, 09/01/21	500	590
Massachusetts State, Ser C, GO, MBIA
5.500%, 12/01/20	750	899
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	238
Massachusetts State, Ser D, GO, MBIA
5.500%, 11/01/15	500	590
Massachusetts State, Water Pollution Abatement Authority, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	626
Massachusetts State, Water Pollution Abatement Authority, Pool Program, Ser 8, RB Callable 08/01/12 @ 100
5.250%, 08/01/13	5	6

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Massachusetts State, Water Pollution Abatement Authority, RB
5.250%, 08/01/29	$500	$580
Massachusetts State, Water Pollution Abatement Authority, RB
5.000%, 08/01/20	500	583
Massachusetts State, Water Pollution Abatement Authority, Ser A, RB
5.250%, 08/01/19	350	416
Massachusetts State, Water Pollution Abatement, Ser 14, RB
5.000%, 08/01/19	1,000	1,167
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	500	576
Massachusetts State, Water Resources Authority, Ser B, RB, FSA
5.250%, 08/01/23	500	583
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	105	111
Springfield, Municipal Purpose Loan, GO, MBIA
5.250%, 08/01/15	500	561
Springfield, Water & Sewer Authority, Ser A, RB, AMBAC Callable 07/15/16 @ 100
5.000%, 07/15/17	500	552

		27,716

Puerto Rico — 15.2%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, MBIA
5.500%, 07/01/18	250	270
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	270
Puerto Rico Commonwealth, GO
6.500%, 07/01/13	250	269
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	257
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14	300	308
5.000%, 07/01/16	500	504
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, MBIA
6.250%, 07/01/14 (D)	45	54
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, MBIA
6.250%, 07/01/14	5	5

SEI Tax Exempt Trust / Annual Report / August 31, 2009	53

SCHEDULE OF INVESTMENTS

Massachusetts Municipal Bond Fund (Concluded)

August 31, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, Special Tax, AMBAC
5.500%, 07/01/16	$250	$259
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	500	526
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 01/01/10 (A)	250	253
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 02/01/10 (A) (E)	550	565
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	750	774
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/12 @ 100
5.000%, 01/01/10 (A)	250	254
Puerto Rico Sales Tax Financing, Sub-Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	500	537

		5,105

Virgin Islands — 0.5%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	150	149

Total Municipal Bonds (Cost $31,988) ($ Thousands)		32,970

CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional
Tax Free Fund, Cl A, 0.23%† (F)	284,262	284

Total Cash Equivalent (Cost $284) ($ Thousands)		284

Total Investments — 99.0% (Cost $32,272) ($ Thousands)		$33,254

Percentages are based on Net Assets of $33,578 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2009. The coupon on a step bond changes on a specified date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security is escrowed to maturity.
(E)	Securities are held in connection with a letter of credit issued by a major bank.

(F)	Rate shown is the 7-day effective yield as of August 31, 2009.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

54	SEI Tax Exempt Trust / Annual Report / August 31, 2009

SCHEDULE OF INVESTMENTS

New Jersey Municipal Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 96.5%

New Jersey — 83.3%
Atlantic County, Public Facilities Lease Agreement, COP, FGIC
6.000%, 03/01/13	$1,000	$1,125
Burlington County, Bridge Authority, Government Loan Program, RB Callable 10/15/12 @ 100
5.000%, 10/15/13	1,290	1,413
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, FGIC
5.000%, 07/15/15	1,750	1,951
East Orange, Ser A, GO, FSA
5.000%, 08/01/12	1,185	1,261
Freehold, Regional High School District, GO, FGIC
5.000%, 03/01/15	1,280	1,463
Garden State, Preservation Trust, Ser C, RB, FSA
5.125%, 11/01/16	1,000	1,160
Lacey, Municipal Utilities Authority, RB, AMBAC Callable 12/01/17 @ 100
5.000%, 12/01/19	550	612
Lafayette Yard, Community Development Authority, Trenton Hotel/Conference Center Project, RB, MBIA Pre-Refunded @ 101
6.125%, 04/01/16 (A)	500	521
5.250%, 04/01/12 (A)	540	560
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, MBIA
5.000%, 06/01/14	3,000	3,139
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB Callable 06/01/11 @ 102
5.000%, 06/01/12	890	920

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Economic Development Authority, Motor Vehicle Surcharge Revenue Project, Ser A, RB, MBIA Callable 07/01/14 @ 100
5.250%, 07/01/15	$2,000	$2,139
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC Callable 12/15/15 @ 100
5.250%, 12/15/16	1,485	1,643
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,834
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,741
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,896
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,725
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.000%, 09/01/20	1,220	1,426
New Jersey State, Health Care Facilities Financing Authority, Atlantic Care Regional Medical Center Project, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	1,979
New Jersey State, Health Care Facilities Financing Authority, Burdette Tomlin Memorial Hospital Project, RB Callable 10/05/09 @ 101
5.250%, 07/01/11	535	541
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	400	402
5.000%, 07/01/14	510	507
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB Callable 07/01/15 @ 100
5.000%, 07/01/18	200	190
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Corporation Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	1,023
5.000%, 07/01/14	570	580

SEI Tax Exempt Trust / Annual Report / August 31, 2009	55

SCHEDULE OF INVESTMENTS

New Jersey Municipal Bond Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB Callable 07/01/16 @ 100
5.000%, 07/01/17	$1,875	$1,891
New Jersey State, Ser H, GO, FSA
5.250%, 07/01/15	1,485	1,724
New Jersey State, Transportation Administration, Federal Transportation Grants, Ser B, COP, AMBAC
5.500%, 09/15/11	3,450	3,678
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser A, RB, MBIA
5.250%, 12/15/21	1,615	1,760
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser A, RB
5.000%, 06/15/10 (B)	165	171
5.500%, 12/15/16	3,000	3,422
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser C, RB, FGIC Pre-Refunded @ 100
5.250%, 06/15/16 (A)	1,165	1,366
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser C, RB, MBIA
5.250%, 06/15/13 (B)	3,000	3,415
New Jersey State, Transportation Trust Fund, Transportation Systems Project, Ser D, RB, AMBAC Pre-Refunded @ 100
5.000%, 06/15/17 (A)	2,115	2,451
Ocean County, Waste Utilities Authority, RB
5.250%, 01/01/10	665	675
Passaic Valley, Sewer Authority, Ser F, RB, FGIC
5.000%, 12/01/12	1,270	1,360
Rahway, COP, MBIA Callable 02/15/10 @ 101
5.400%, 02/15/13	475	487
5.300%, 02/15/12	450	462
Rutgers State, University, Ser F, RB, GO Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,171
5.000%, 05/01/22	1,000	1,112
Southeast Morris County, RB, MBIA Callable 01/01/11 @ 100
5.000%, 01/01/13	1,215	1,262
Trenton, GO, MBIA
5.000%, 12/01/11	1,360	1,434

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

West Windsor Plainsboro, Regional School District, GO, FSA
5.000%, 09/15/16	$1,075	$1,252
5.000%, 09/15/17	635	739

		63,583

New York — 4.4%
New York & New Jersey, Port Authority, One Hundred Forty Eighth Project, RB, FSA Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,343

Pennsylvania — 3.3%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, MBIA
5.500%, 07/01/18	1,500	1,696
Delaware River, Joint Toll Bridge Commission, Ser A, RB, MBIA
5.000%, 07/01/16	730	805

		2,501

Puerto Rico — 5.5%
Puerto Rico Commonwealth, Electric Power Authority, Ser JJ, RB, XLCA
5.375%, 07/01/17	1,000	1,065
5.000%, 07/01/19	1,000	1,029
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, FSA
5.500%, 07/01/12	1,015	1,080
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, MBIA
5.500%, 07/01/18	1,000	1,024

		4,198

Total Municipal Bonds (Cost $71,277) ($ Thousands)		73,625

CASH EQUIVALENT — 2.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.23%† (C)	2,008,725	2,009

Total Cash Equivalent (Cost $2,009) ($ Thousands)		2,009

Total Investments — 99.1% (Cost $73,286) ($ Thousands)		$75,634

Percentages are based on Net Assets of $76,339 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of August 31, 2009

56	SEI Tax Exempt Trust / Annual Report / August 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	57

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Guam — 0.5%
Territory of Guam, Ser A, RB Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$499

New York — 83.8%
Amherst, Industrial Development Agency, Mandatory Tender, Ser A, RB, Radian
4.200%, 10/01/09 (A)	475	474
Babylon Industrial Development Agency, Ser A, RB
5.000%, 01/01/17	1,000	1,070
Dutchess County, Industrial Development Agency, Bard College Civic Facilities Project, Ser A-1, RB
5.000%, 08/01/17	500	483
Dutchess County, Industrial Development Agency, IBM Project, AMT, RB Callable 12/01/09 @ 100
5.450%, 12/01/29 (A)	1,000	1,005
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,141
Islip, Resource Recovery Agency, Ser F, AMT, RB, FSA
5.000%, 07/01/12	1,000	1,039
Long Island, Power Authority, Ser E, RB Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,062
Long Island, Power Authority, Ser E, RB, FGIC Callable 12/01/16 @ 100
5.000%, 12/01/17	500	537
Long Island, Power Authority, Ser F, RB, MBIA
5.000%, 05/01/15	1,000	1,087
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/13	1,000	1,092

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A, RB, MBIA
5.000%, 11/15/14	$1,290	$1,412
Metropolitan New York, Transportation Authority, Ser A, RB, FGIC Callable 11/15/11 @ 100
5.250%, 11/15/12	1,000	1,085
Metropolitan New York, Transportation Authority, Ser A, RB, FGIC Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,071
Metropolitan New York, Transportation Authority, Ser B, RB Callable 11/15/19 @ 100
5.250%, 11/15/20	500	548
Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	1,000	1,111
Mount Sinai, Free School District, GO, AMBAC
6.200%, 02/15/14	500	579
Nassau County, Interim Finance Authority, Ser A, RB, MBIA
5.000%, 11/15/14	500	566
Nassau County, Ser A, GO, FGIC
6.000%, 07/01/10	100	104
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, Ser 6, AMT, RB, MBIA
6.250%, 12/01/09	500	503
New York & New Jersey, Port Authority, One Hundred Thirty Ninth Project, AMT, RB, FGIC
5.000%, 10/01/13	1,000	1,055
New York & New Jersey, Port Authority, Ser 131, AMT, RB Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,622
New York & New Jersey, Port Authority, Ser 85, RB, AMBAC
5.200%, 09/01/15	1,215	1,410
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, FGIC Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,144
New York City, Housing Development Authority, Capital Funding Program, Ser A, RB, FGIC
5.000%, 07/01/12	1,000	1,083
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,037
5.000%, 01/01/10	750	755

58	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York City, Ser C, GO
5.000%, 08/01/13	$500	$551
New York City, Ser C, GO, CIFG
5.000%, 08/01/14	1,500	1,669
New York City, Ser C, GO, MBIA
5.000%, 08/01/15	750	836
New York City, Ser G, GO
5.000%, 08/01/15	705	786
New York City, Ser G, GO, AMBAC Callable 02/01/16 @ 100
5.000%, 08/01/17	725	791
New York City, Ser H, GO
5.000%, 08/01/13	840	926
New York City, Ser H, GO, FGIC Callable 08/01/14 @ 100
5.000%, 08/01/15	750	822
New York City, Ser H, GO, FGIC
6.000%, 08/01/12	750	836
New York City, Ser I, GO, MBIA Callable 08/01/14 @ 100
5.000%, 08/01/17	500	542
New York City, Sub Ser F-1, GO
5.000%, 09/01/13	750	828
New York City, Sub Ser J, GO Callable 06/01/16 @ 100
5.000%, 06/01/17	300	329
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser A, RB Callable 11/01/11 @ 100
5.500%, 11/01/26 (A) (B)	750	813
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB Callable 02/01/11 @ 100
5.250%, 02/01/29 (A) (B)	750	789
New York City, Transitional Finance Authority, Future Tax Secured Project, Sub Ser D-2, RB Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,125
New York City, Transitional Finance Authority, Ser S-1, RB, FGIC
5.000%, 07/15/16	350	383
New York City, Transportation Authority, Livingston Plaza Project, RB, FSA
5.400%, 01/01/18 (C)	105	122
New York State, Dormitory Authority, City University System, Special Obligation, Ser D, RB, FGIC
5.750%, 07/01/12	745	778
New York State, Dormitory Authority, Columbia University, Ser A, RB Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,112

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York State, Dormitory Authority, Education Project, Ser D, RB
5.000%, 03/15/14	$1,000	$1,119
New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB
5.000%, 07/01/15	740	823
5.000%, 07/01/16	655	729
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,070
New York State, Dormitory Authority, Manhattan College Project, RB, Radian
5.500%, 07/01/11	900	927
New York State, Dormitory Authority, Mental Health Project, RB, FSA Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,636
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser C, RB, FGIC
5.000%, 02/15/13	800	862
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, FSA
5.250%, 08/15/18	1,000	1,128
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, FGIC Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,036
New York State, Dormitory Authority, New York State Department of Health Project, RB
5.250%, 07/01/13	500	547
New York State, Dormitory Authority, New York University Project, Ser A, RB, MBIA
6.000%, 07/01/19	100	120
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	567
New York State, Dormitory Authority, Rochester Institute of Technology Project, Ser A, RB, AMBAC
5.000%, 07/01/12	1,000	1,087
5.000%, 07/01/13	1,000	1,100
New York State, Dormitory Authority, Ser A, RB Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,119
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,161

SEI Tax Exempt Trust / Annual Report / August 31, 2009	59

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 01/01/10 (A)	$1,000	$1,099
New York State, Dormitory Authority, Siena College Project, RB, MBIA
5.000%, 07/01/16	500	549
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	869
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,274
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	706
New York State, Environmental Facilities Authority, New York City Water Project, RB
5.750%, 06/15/10	35	36
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser A, RB Callable 06/15/18 @ 100
5.000%, 06/15/24	1,500	1,642
New York State, Environmental Facilities Authority, Revolving Funds - New York City Municipal Water Project, Ser E, RB
5.000%, 06/15/14	750	854
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,165
New York State, Environmental Facilities Authority, Ser A, RB, FGIC
5.250%, 12/15/13	500	570
New York State, Local Government Assistance, Ser E, RB, GO
6.000%, 04/01/14	1,040	1,167
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB Callable 04/01/11 @ 100
5.050%, 10/01/17	825	831
New York State, Mortgage Agency, Ser 26, RB Callable 10/01/09 @ 100
5.350%, 10/01/16	30	30
New York State, Sales Tax Asset Receivables Project, Ser A, RB, MBIA Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,108
New York State, Thruway & Highway Board, Ser B, RB, FSA
5.000%, 04/01/14	1,000	1,118
5.000%, 04/01/15	800	900

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New York State, Thruway & Highway Board, Ser B, RB, FGIC Callable 10/01/15 @ 100
5.000%, 04/01/16	$1,000	$1,124
New York State, Thruway Authority, Ser A, RB
5.000%, 03/15/17	500	565
New York State, Thruway Authority, Ser B, RB Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,101
New York State, Thruway Authority, Ser H, RB, MBIA
5.000%, 01/01/15	635	702
New York State, Thruway Authority, Transportation Project, Ser A, RB, FSA
5.000%, 03/15/14	1,000	1,133
New York State, Triborough Bridge & Tunnel Authority, RB, MBIA
5.500%, 11/15/20	750	861
New York State, Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,140
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	285
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,137
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,141
New York State, Urban Development Authority, Service Contract, RB, FSA
5.000%, 01/01/15	500	562
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	549
Troy, Industrial Development Authority, Rensselaer Polytechnic Institute Project, Ser A, RB
5.500%, 09/01/10	400	414
TSASC, Ser 1, RB Callable 06/01/16 @ 100
4.750%, 06/01/22	2,510	2,391
Westchester County, Ser C, GO
5.000%, 11/01/17	850	996
Yonkers, Ser A, GO, FSA
5.000%, 05/01/17	300	328
Yonkers, Ser A, GO, MBIA
5.000%, 08/01/13	1,500	1,606

		84,097

60	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Puerto Rico — 14.1%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	$500	$539
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, MBIA
5.000%, 07/01/19	500	515
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	500	522
5.000%, 12/01/15	750	765
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, FSA
5.500%, 07/01/25	1,740	1,878
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/16	2,100	2,116
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser E, RB, FSA
5.500%, 07/01/19	750	810
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, MBIA
6.250%, 07/01/14 (C)	115	138
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, MBIA
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB, HUD
5.000%, 12/01/13	515	555
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, Special Tax, AMBAC
5.500%, 07/01/16	500	518
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	250	263
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser J, RB Callable 07/01/12 @ 100
5.000%, 01/01/10 (A)	1,000	1,014
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	773

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB Callable 02/01/12 @ 100
5.750%, 02/01/10 (A) (D)	$2,350	$2,413
Puerto Rico Sales Tax Financing, Sub Ser A, RB Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,342

		14,172

Virgin Islands — 0.2%
Virgin Islands, Public Finance Authority, Gross Receipts Taxes, Ser A, RB
5.625%, 10/01/10	150	150

Total Municipal Bonds (Cost $96,042) ($ Thousands)		98,918

CASH EQUIVALENT — 0.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.23%† (E)	451,187	451

Total Cash Equivalent (Cost $451) ($ Thousands)		451

Total Investments — 99.0% (Cost $96,493) ($ Thousands)		$99,369

Percentages are based on Net Assets of $100,387 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on August 31, 2009. The coupon on a step bond changes on a specified date.

(C)	Security is escrowed to maturity.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Rate shown is the 7-day effective yield as of August 31, 2009.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

HUD — Housing Urban Development

MBIA — Municipal Bond Investors Association

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	61

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 96.7%

California — 92.7%
Antelope Valley, Community College District, Election 2004, Ser C, GO, MBIA Callable 08/01/17 @ 100
5.000%, 08/01/24	$1,000	$1,047
California State University, Ser A, RB
5.000%, 11/01/17	2,000	2,238
California State University, Ser A, RB Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,197
California State University, Ser A, RB, FSA
5.000%, 11/01/16	1,235	1,400
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,424
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	2,974
California State, Communities Development Authority, LA Jewish Home Project, RB Callable 11/15/10 @ 100
4.500%, 11/15/13	3,000	3,048
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	984
California State, Communities Development Authority, Ser A, RB
5.000%, 04/01/19	2,000	2,037

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

California State, Department of Water Resources & Power, Ser Y, RB, FGIC Pre-Refunded @ 100
5.250%, 12/01/19 (A)	$30	$34
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,434
California State, GO Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,234
California State, GO
5.250%, 02/01/18	2,000	2,203
5.000%, 10/01/16	3,225	3,556
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,059
California State, Health Facilities Financing Authority, Ser A, RB Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	3,682
California State, Municipal Finance Authority, Ser A, RB
5.000%, 05/15/19	1,500	1,479
California State, Municipal Finance Authority, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,326
California State, Public Works Board, California State University Project, Ser A, RB, FGIC
5.250%, 10/01/17	1,380	1,476
California State, Public Works Board, Department of General Services Project, Ser A, RB, FSA Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,671
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,693
California State, Various Purposes, GO, FSA
5.000%, 09/01/16	2,000	2,235
Corona-Norca, Unified School District, Ser B, GO, FSA
8.660%, 09/01/12 (B)	1,005	917
8.889%, 09/01/13 (B)	1,000	877
Del Mar, Race Track Authority, RB
5.000%, 08/15/10	700	702
Evergreen, Elementary School District, GO, MBIA Callable 09/01/14 @ 100
5.000%, 09/01/22	2,270	2,357

62	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fontana, Redevelopment Agency, Jurupa Hills Redevelopment Project, Ser A, TA Callable 04/01/10 @ 101
5.200%, 10/01/10	$1,615	$1,633
Fontana, Redevelopment Agency, Jurupa Hills Redevelopment Project, Ser A, TA
5.100%, 10/01/09	360	360
Fremont, Union High School District, GO, FGIC Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,142
Fresno, Joint Powers Financing Authority, TA, AMBAC Callable 08/01/10 @ 102
5.500%, 08/01/15	1,445	1,493
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,749
Hacienda La Puente, Ser A, GO, MBIA
8.468%, 08/01/15 (B)	1,200	946
Imperial, District Irrigation & Electric Authority, RB
5.000%, 11/01/15	1,000	1,117
Intermodal Container Transfer Facility, Joint Powers Authority, Ser A, RB, AMBAC
5.000%, 11/01/10	1,465	1,524
Loma Linda, University Medical Center Project, Ser A, RB
5.000%, 12/01/15	1,575	1,490
Los Angeles Community College District, Ser A, GO, FSA Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,597
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,666
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,298
Los Angeles, Sonnenblick Del Rio Project, COP, AMBAC
5.375%, 11/01/10	890	932
Los Angeles, Unified School District, Ser A-2, GO, FGIC Callable 07/01/14 @ 100
5.000%, 07/01/16	1,500	1,632
M-S-R, Public Power Agency, Ser K, RB, MBIA
5.000%, 07/01/13	2,600	2,819

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

North Orange County, Community College District, Election 2002, Ser B, GO, FGIC Pre-Refunded @ 100
5.000%, 08/01/17 (A)	$1,250	$1,438
Ontario, Redevelopment Financing Authority, Center City & Cimarron Project No. 1, RB, MBIA
5.000%, 08/01/11	1,270	1,291
Palo Alto, Unified School District, GO, FSA Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,336
Rancho Cucamonga, Redevelopment Agency, Rancho Redevelopment Project, Ser A, TA, AMBAC Callable 09/01/14 @ 100
5.000%, 09/01/15	2,000	2,056
Rancho Mirage, Joint Power Authority, Eisenhower Medical Center Project, Ser A, RB Callable 07/01/17 @ 100
5.000%, 07/01/21	1,000	953
Rancho, Water District Financing Authority, Ser A, RB, FSA Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,503
Redwood City, Elementary School District, GO, FGIC
5.000%, 08/01/15	2,275	2,493
Riverside, Community College District, GO, FSA Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,846
San Buenaventura, Ser B, COP, AMBAC
5.000%, 01/01/12	1,455	1,577
San Diego, Burnham Institution for Medical Research Project, COP Callable 09/01/15 @ 102
5.000%, 09/01/16	575	536
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/24	1,000	1,056
San Diego, Public Facilities Financing Authority, Ser B, RB Callable 05/15/19 @ 100
5.000%, 05/15/22	2,075	2,225
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, RB
5.450%, 09/01/09	175	175
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,340

SEI Tax Exempt Trust / Annual Report / August 31, 2009	63

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

San Francisco City & County, Airports Commission, Ser 2, RB, FGIC
5.000%, 05/01/12	$1,555	$1,666
San Francisco City & County, Ser A, GO
5.000%, 06/15/17	3,000	3,365
San Francisco, Bay Area Toll Authority, Ser F, RB Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,136
San Francisco, Bay Area Toll Authority, Ser F, RB
5.000%, 04/01/13	1,000	1,110
San Joaquin County, Capital Facilities Project, COP, MBIA
5.500%, 11/15/13	1,000	1,037
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, MBIA
5.000%, 09/01/15	2,585	2,541
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,215
South San Francisco, School District, RB, MBIA
5.000%, 09/15/17	1,070	1,180
Southern California, Public Power Authority, Ser A, RB, FSA
5.000%, 01/01/15	1,750	1,961
Tulare, Local Health Care Authority, RB
5.000%, 11/01/15	525	503
5.000%, 11/01/16	550	522
Turlock, Public Financing Authority, RB Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,051
University of California, Regents Medical Center, Ser A, RB, MBIA Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,106
University of California, Regents Medical Center, Ser A, RB, MBIA
5.000%, 05/15/13	2,000	2,184
University of California, Ser K, RB, MBIA Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,276
Val Verde, Unified School District, COP, FGIC Pre-Refunded @ 100
5.250%, 01/01/16 (A)	1,000	1,160
5.250%, 01/01/22 (A)	1,500	1,739
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (C)	500	567

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Washington Township Health Care District, Ser A, RB
5.000%, 07/01/17	$1,125	$1,122
West Hollywood Public Financing Authority, Ser A, RB
5.000%, 02/01/13	1,645	1,789
Whittier, High School District, GO, MBIA Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,557

		135,294

Puerto Rico — 4.0%
Puerto Rico Commonwealth, Electric Power Authority, RB, MBIA
5.000%, 07/01/20	1,700	1,725
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB Pre-Refunded @ 100
5.000%, 07/01/40 (A)	1,210	1,407
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, FSA
5.500%, 07/01/15	1,490	1,605
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB, CIFG
5.500%, 07/01/16	1,000	1,066

		5,803

Total Municipal Bonds (Cost $137,960) ($ Thousands)		141,097

TAX EXEMPT CORPORATE BOND — 1.2%

California — 1.2%
San Manuel Entertainment Callable 12/01/13 @ 102
4.500%, 12/01/16	2,000	1,730

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		1,730

CASH EQUIVALENT — 0.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.23%† (D)	1,095,200	1,095

Total Cash Equivalent (Cost $1,095) ($ Thousands)		1,095

Total Investments — 98.7% (Cost $141,055) ($ Thousands)		$143,922

Percentages are based on Net Assets of $145,833 ($ Thousands).

†	Investment in Affiliated Security (see Note 2).

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

64	SEI Tax Exempt Trust / Annual Report / August 31, 2009

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of August 31, 2009

AMBAC — American Municipal Bond Assurance Corporation

CIFG — CDC IXIS Financial Guaranty

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

Radian — Radian Asset Assurance

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	65

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 61.5%

Alabama — 1.0%
Colbert County, Northwest Alabama Health Care Authority, RB Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$714
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB Callable 03/01/16 @ 100
5.250%, 03/01/36	750	585
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB Callable 06/01/17 @ 100
5.000%, 06/01/26	500	394

		1,693

Alaska — 0.8%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB Callable 12/01/17 @ 100
6.000%, 12/01/36	200	133
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,097

		1,230

Arizona — 2.3%
Arizona State, School Facilities Board, COP
5.000%, 09/01/12	250	271
Chandler, GO Callable 07/01/18 @ 100
4.000%, 07/01/20	1,000	1,052
Mohave County, Industrial Development Authority, Mohave Prison LLC Expansion Project, RB Callable 05/01/19 @ 100
8.000%, 05/01/25	400	451
Pima County, Industrial Development Authority, American Charter Schools Fundation Project, Ser A, RB Callable 07/01/17 @ 100
5.625%, 07/01/38	250	172

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pima County, Industrial Development Authority, Tuscan Electric Power Project, Ser A, RB Callable 03/01/13 @ 100
6.375%, 09/01/29	$1,250	$1,224
Pima County, Industrial Development Authority, Tuscon County Day School Project, RB Callable 06/01/17 @ 100
5.000%, 06/01/37	265	182
Salt Verde, Financial Authority, RB
5.000%, 12/01/37	500	416

		3,768

California — 5.9%
Abag Finance Authority for Nonprofit, RB Callable 08/01/19 @ 100
6.250%, 08/01/39	400	400
Bay Area Toll Authority, Ser F, RB Callable 04/01/16 @ 100
5.000%, 04/01/31	1,000	1,027
California State, Department of Water Resources, Sub-Ser F-4, RB Callable 09/03/09 @ 100
0.100%, 10/01/09 (A) (B)	1,500	1,500
California State, GO Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,118
California State, Health Facilities Financing Authority, RB Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,004
California State, Health Facilities Financing Authority, Ser A, RB Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	971
California State, Municipal Finance Authority, Biola University Project, RB Callable 04/01/18 @ 100
5.875%, 10/01/34	250	238
Chabot-Las Positas, Community College Project, Ser B, GO, AMBAC Callable 08/01/16 @ 100
5.000%, 08/01/30	1,000	1,013
Long Beach, Special Tax, Towne Center Project Callable 10/01/18 @ 100
5.400%, 10/01/23	650	587
Port of Oakland, Ser K, AMT, RB, FGIC Pre-Refunded @ 100
5.750%, 05/01/10 (C)	5	5
Port of Oakland, Ser K, AMT, RB, FGIC Callable 05/01/10 @ 100
5.750%, 11/01/12	495	503

66	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

University of California Regents Medical Center, RB, MBIA
0.905%, 11/15/09 (B)	$250	$182

		9,548

Colorado — 0.7%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB Callable 05/15/18 @ 100
5.750%, 05/15/36	500	459
Colorado State, Public Energy Authority, RB
6.250%, 11/15/28	650	650

		1,109

Florida — 1.4%
Brevard County, Health Facilities Authority, Health First Project, RB Callable 04/01/16 @ 100
5.000%, 04/01/36	460	369
Florida State, University Square Community Development Authority, Special Assessment, Ser A-1 Callable 05/01/17 @ 100
5.875%, 05/01/38	250	159
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB Callable 04/01/16 @ 100
5.500%, 04/01/38	500	501
Miami-Dade County, RB Callable 10/01/19 @ 100
5.500%, 10/01/36	1,000	1,001
Seminole Tribe, Special Obligation, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/27	250	217

		2,247

Georgia — 1.1%
Atlanta, Downtown Development Authority, Ser A, RB
4.000%, 07/01/11	500	518
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB Callable 07/01/17 @ 100
5.250%, 07/01/37	600	427
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	497
Main Street Natural Gas, Ser A, RB
6.250%, 07/15/28 (D)*	700	322

		1,764

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Idaho — 0.2%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB Callable 12/01/18 @ 100
6.250%, 12/01/33	$250	$267

Illinois — 3.3%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA Callable 11/01/17 @ 100
5.700%, 05/01/36	250	186
Chicago, O’Hare International Airport, Third Lien, Ser A, RB, MBIA Callable 01/01/16 @ 100
5.000%, 01/01/33	850	828
Hillside, Mannheim Redevelopment Project, Ser Senior, TA Callable 01/01/18 @ 102
7.000%, 01/01/28	500	396
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB Callable 08/15/18 @ 100
6.250%, 08/15/35	500	376
Illinois State, Finance Authority, Monarch Landing Facilities Project, Ser A, RB Callable 12/01/17 @ 100
7.000%, 12/01/37	200	102
Illinois State, Finance Authority, Ser A, RB Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,052
Illinois State, Finance Authority, Sherman Health Systems Project, Ser A, RB Callable 08/01/17 @ 100
5.500%, 08/01/37	250	200
Illinois State, Sports Facility Finance Authority, Leafs Hockey Club Project, Ser A, RB Callable 03/01/17 @ 100
6.000%, 03/01/37	300	90
Illinois State, TRAN
4.000%, 04/26/10	1,000	1,020
4.000%, 05/20/10	1,000	1,021
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB Callable 06/01/17 @ 103
6.625%, 06/01/37	150	114

		5,385

Indiana — 2.5%
City of East Chicago Indiana, GO Callable 12/31/09 @ 100
4.500%, 04/15/10	1,000	1,000

SEI Tax Exempt Trust / Annual Report / August 31, 2009	67

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/19 @ 100
6.000%, 01/01/39	$1,000	$1,038
Indiana State, Municipal Power Agency, Ser B, RB Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,016
Jasper County, Pollution Control Board, Ser C, RB, MBIA
5.850%, 04/01/19	1,000	1,066

		4,120

Iowa — 0.4%
Deerfield, Senior Living Facilities Finance Authority, Retirement Community Project, Ser A, RB Callable 11/15/17 @ 100
5.500%, 11/15/27	250	159
5.500%, 11/15/37	900	513

		672

Kansas — 0.7%
Kansas State, Development Finance Authority, RB Callable 11/15/19 @ 100
5.750%, 11/15/38	500	512
Manhattan, Healthcare Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB Callable 05/15/14 @ 103
5.125%, 05/15/37	750	529
5.125%, 05/15/42	100	69

		1,110

Kentucky — 2.0%
Kentucky State, Economic Development Finance Authority, Baptist Healthcare Systems Project, Ser A, RB Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,071
Kentucky State, Property & Buildings Commission, Ser A-PROJ, RB
4.000%, 08/01/11	2,000	2,093

		3,164

Louisiana — 2.0%
Louisiana State, Citizens Property Insurance, Ser C-3-RMKT, RB Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,597
New Orleans, Aviation Board, Ser A1, RB Callable 01/01/19 @ 100
6.000%, 01/01/23	500	530

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

St. John Baptist Parish, Marathon Oil Project, Ser A, RB Callable 06/01/17 @ 100
5.125%, 06/01/37	$1,300	$1,175

		3,302

Maryland — 1.3%
Maryland State, Economic Development, University of Maryland College Park Project, RB Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	962
Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB Callable 01/01/17 @ 100
5.300%, 01/01/37	300	180
Maryland State, Health & Higher Educational Facilities Authority, Washington County Hospital Project, RB Callable 01/01/18 @ 100
5.750%, 01/01/38	1,000	942

		2,084

Massachusetts — 1.1%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB Callable 10/15/17 @ 100
6.750%, 10/15/37	250	191
Massachusetts State, Educational Financing Authority, Ser I, RB Callable 01/01/20 @ 100
6.000%, 01/01/28	1,500	1,563

		1,754

Michigan — 1.1%
Grand Traverse Academy, RB Callable 11/01/17 @ 100
5.000%, 11/01/36	300	189
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	776
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB Callable 09/01/17 @ 102
6.500%, 09/01/37	250	196

68	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB Callable 09/01/18 @ 100
8.250%, 09/01/39	$500	$575

		1,736

Minnesota — 1.0%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB Callable 11/01/15 @ 100
6.000%, 11/01/37	100	74
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB Callable 11/15/18 @ 100
6.750%, 11/15/32	300	321
Minnesota State, Higher Education Facilities Authority, Bethel University Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	849
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB Callable 06/01/17 @ 100
5.625%, 06/01/37	500	378

		1,622

Mississippi — 0.8%
Mississippi State, Business Finance Authority, Energy Restoration Project, RB Callable 09/29/09 @ 100
5.875%, 04/01/22	1,300	1,224

Nevada — 0.6%
Clark County, GO, FSA Callable 06/01/16 @ 100
4.750%, 06/01/30	1,000	970

New Hampshire — 1.2%
New Hampshire State, Health & Education Facilities Authority, RB Callable 09/03/09 @ 100
0.120%, 10/01/09 (B)	1,000	1,000
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, Ser B, RB Callable 09/03/09 @ 100
0.130%, 10/01/09 (B)	1,000	1,000

		2,000

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey — 1.0%
Burlington County, Bridge Commission, The Evergreens Project, RB Callable 01/01/18 @ 100
5.625%, 01/01/38	$250	$171
New Jersey State, Economic Development Authority, Seashore Gardens Project, RB Callable 11/01/16 @ 100
5.375%, 11/01/36	300	201
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB Callable 06/01/17 @ 100
5.000%, 06/01/41	1,750	1,205

		1,577

New York — 2.1%
County of Monroe New York, Ser A, GO
3.750%, 06/01/11	1,000	1,035
Long Island, Power Authority, Ser A, RB Callable 04/01/19 @ 100
5.750%, 04/01/39	500	531
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB Callable 01/01/18 @ 100
6.700%, 01/01/43	750	584
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
0.660%, 03/01/16 (B)	250	208
New York City, Liberty Development, RB
5.500%, 10/01/37	1,000	1,006

		3,364

North Carolina — 1.1%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB Callable 01/01/18 @ 100
5.250%, 01/01/20	500	526
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB Callable 11/01/18 @ 100
6.000%, 11/01/33	250	222
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB Callable 01/01/14 @ 103
5.250%, 01/01/32	750	487
Surry County, Northern Hospital District, RB Callable 04/01/18 @ 100
6.250%, 10/01/38	500	473

		1,708

SEI Tax Exempt Trust / Annual Report / August 31, 2009	69

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ohio — 2.0%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB Callable 06/01/17 @ 100
5.875%, 06/01/30	$800	$675
5.875%, 06/01/47	1,250	918
6.000%, 06/01/42	1,435	1,084
Ohio State, Higher Educational Facility Commission, RB Callable 01/15/15 @ 100
6.750%, 01/15/39	500	513

		3,190

Oregon — 0.6%
Oregon State, Health & Science University, Ser A, RB Callable 07/01/19 @ 100
5.750%, 07/01/39	1,000	1,047

Pennsylvania — 4.5%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB Callable 10/15/18 @ 100
6.000%, 10/15/38	250	207
Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB Callable 11/15/17 @ 100
5.375%, 11/15/40	575	371
Bethlehem Area, School District, Ser A, GO Callable 04/15/19 @ 100
5.000%, 10/15/20	1,000	1,073
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/35	250	199
Dauphin County, General Authority, Ser A, RB Callable 06/01/19 @ 100
6.000%, 06/01/36	800	796
Geisinger Authority, Ser A, RB Callable 09/03/09 @ 100
0.140%, 05/15/35 (B)	1,000	1,000
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB Callable 07/01/17 @ 100
6.250%, 07/01/26	250	236
Pennsylvania State, Economic Development Financing Authority, Reliant Energy Project, Ser A, AMT, RB Callable 06/01/11 @ 103
6.750%, 12/01/36	800	780

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pennsylvania State, Turnpike Commission, Ser U, RB Callable 09/03/09 @ 100
0.550%, 10/01/09 (B)	$500	$500
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, Ser A, RB Callable 07/01/17 @ 100
5.000%, 07/01/34	750	569
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB Callable 10/05/09 @ 100
6.625%, 11/15/23	500	500
Philadelphia, Industrial Development Authority, Ser A, RB Callable 09/15/17 @ 100
5.500%, 09/15/37	250	173
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	861

		7,265

Puerto Rico — 1.4%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Senior Lien, Ser A, RB Callable 07/01/18 @ 100
6.000%, 07/01/38	1,625	1,629
Puerto Rico Commonwealth, Ser A, GO Callable 07/01/18 @ 100
6.000%, 07/01/38	600	579

		2,208

South Carolina — 1.3%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	772
South Carolina State, Jobs-Economic Development Authority, Woodlands at Furman Project, Ser A, RB Callable 11/15/17 @ 100
6.000%, 11/15/37	250	162
South Carolina State, Public Service Authority, Ser B, RB, MBIA
5.000%, 01/01/19	1,000	1,119

		2,053

70	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tennessee — 2.3%
Knoxville County, Health Educational & Housing Facilities Board, Baptist Health Systems Project, RB Callable 04/15/12 @ 101
6.500%, 04/15/31	$1,000	$1,030
Knoxville County, Health Educational & Housing Facilities Board, University Health Systems Project, RB Callable 04/01/17 @ 100
5.250%, 04/01/36	250	219
Sullivan County, Health Educational & Housing Authority, Wellmont Health Systems Project, Ser C, RB Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	885
Sumner County, Health Educational & Housing Authority, Regional Hospital Project, Ser A, RB Callable 11/01/17 @ 100
5.500%, 11/01/37	550	218
Tennessee State, Energy Acquisition Authority, Ser C, RB
5.000%, 02/01/20	400	384
5.000%, 02/01/27	1,000	914

		3,650

Texas — 8.3%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB Callable 07/01/13 @ 101
6.300%, 01/01/10 (B)	375	165
Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB Callable 07/01/18 @ 100
8.250%, 05/01/33	600	303
Dallas Independent School District, GO
4.000%, 02/15/11	450	469
Fort Bend County, GO, MBIA Callable 03/01/17 @ 100
4.750%, 03/01/31	500	502
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	750
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB Callable 05/01/16 @ 101
5.200%, 05/01/28	500	445
Harris County, Cultural Education Facilities Finance, RB
5.000%, 06/01/12	1,000	1,080

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harris County, Health Facilities Development, Hermann Healthcare Systems Project, Ser B, RB Callable 12/01/18 @ 100
7.250%, 12/01/35	$250	$272
Houston, Airport Systems Authority, Special Facilities - Continental Project, Ser E, AMT, RB Callable 07/01/11 @ 101
6.750%, 07/01/29	1,000	850
Lubbock, Educational Facilities Authority, Lubbock Christian Project, RB Callable 11/01/17 @ 100
5.250%, 11/01/37	250	209
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB Callable 07/01/16 @ 101
6.500%, 07/01/26	170	144
Lufkin, Health Facilities Development, Memorial Health Systems East Texas Project, RB Callable 02/15/17 @ 100
5.500%, 02/15/37	250	198
Mission, Economic Development Authority, Allied Waste Project, Ser A, AMT, RB Callable 04/01/12 @ 100
5.200%, 04/01/18	250	235
North Central Texas Health Facility Development, RB Callable 08/15/19 @ 100
5.750%, 08/15/39	2,500	2,540
North Texas, Thruway Authority, First Tier, Ser A, RB Callable 01/01/18 @ 100
5.625%, 01/01/33	250	250
North Texas, Thruway Authority, Second Tier, Ser F, RB Callable 01/01/18 @ 100
5.750%, 01/01/33	1,700	1,710
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Healthcare Systems Project, RB Callable 11/15/18 @ 100
6.250%, 11/15/29	500	521
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.000%, 12/15/11	250	252
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	228

SEI Tax Exempt Trust / Annual Report / August 31, 2009	71

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Continued)

August 31, 2009

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	$430	$434
Texas State, Ser B, GO
5.000%, 08/01/13	220	247
Texas State, Water Development Board, Ser B, RB Callable 07/15/14 @ 100
4.500%, 07/15/23	850	879
Titus County, Fresh Water Supply District No. 1, RB
4.500%, 07/01/11	250	252
Tyler, Health Facilities Development Authority, East Texas Medical Center Project, Ser A, RB Callable 11/01/17 @ 100
5.375%, 11/01/37	250	202
Willacy County, Local Government, Ser A-1, RB Callable 03/01/12 @ 103
6.875%, 09/01/28	250	201

		13,338

Utah — 0.7%
St. George, Utah Sales Tax, RB
2.500%, 11/01/11	250	258
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB Callable 02/15/19 @ 100
6.750%, 08/15/28	500	425
Utah State, St. George Electric, RB, FSA Callable 06/01/18 @ 100
5.000%, 06/01/38	500	508

		1,191

Virginia — 1.9%
Fairfax County, Industrial Development Authority, Ser A, RB Callable 05/15/19 @ 100
5.500%, 05/15/35	1,000	1,036
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB Callable 10/01/17 @ 100
5.250%, 10/01/37	500	444
James City & County, Economic Development Authority, Ser A, RB Callable 07/01/17 @ 100
5.500%, 07/01/37	200	106
Lewistown, Community Center Development Authority, RB Callable 03/01/18 @ 100
6.050%, 03/01/27	250	173

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Virginia Public School Authority, Ser IX, RB
5.000%, 04/15/11	$1,000	$1,067
Virginia State, White Oak Village Shops, Special Assessment
5.300%, 03/01/17	250	233

		3,059

Washington — 2.3%
King County, Public Hospital District No. 1, Ser B, GO Callable 06/01/18 @ 100
5.250%, 12/01/37	850	853
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB Callable 10/01/18 @ 100
6.375%, 10/01/36	400	433
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	656
Washington State, Ser C, GO
5.000%, 01/01/18	1,500	1,719

		3,661

Wisconsin — 0.6%
Wisconsin State, Health & Educational Facilities Authority, RB Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,027

Total Municipal Bonds (Cost $103,237) ($ Thousands)		99,107

PREFERRED STOCK — 26.5%

Energy — 0.5%
Apache
5.680%	10,000	854

Financials — 21.2%
Bank of America	40	884
ABN AMRO Capital Funding Trust VII
6.080%	11,000	91
Aegon
6.500%	5,000	65
6.375%	47,800	616
4.000% (B)	13,100	146
Allianz
8.375%	90,490	2,173
American International Group
8.500% (E)	1,700	19

72	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Description	Shares	Market Value ($ Thousands)

Arch Capital Group
8.000%	19,400	$469
7.875%	30,300	697
Bank of America
8.625%	22,700	511
Barclays Bank PLC
8.125%	67,130	1,484
7.750%	47,400	983
7.100%	29,268	562
Credit Suisse Guernsey
7.900%	109,900	2,723
Delphi Financial Group
7.376% (B)	2,000	34
Deutsche Bank Capital Funding Trust IX
6.625%	38,900	753
Deutsche Bank Capital Funding Trust VIII
6.375%	10,900	217
Deutsche Bank Capital Funding Trust X
7.350%	21,800	466
Deutsche Bank Contingent Capital Trust II
6.550%	77,500	1,503
Deutsche Bank Contingent Capital Trust III
7.600%	12,000	256
Goldman Sachs Group
4.000% (B)	43,800	789
Heller Financial
6.687%	13,700	1,202
HSBC Finance
6.360%	14,300	268
HSBC Holdings PLC
6.200%	65,200	1,327
HSBC USA
4.500% (B)	14,800	307
2.858%	17,600	677
ING Groep
8.500%	43,200	715
7.375%	31,267	452
7.050%	39,200	550
6.375%	84,800	1,080
6.200%	39,000	511
6.125%	5,200	68
JPMorgan Chase
8.625%	9,900	264
MetLife
4.000% (B)	14,900	274
Morgan Stanley Group
4.000% (B)	64,100	1,135
National Bank of Greece
9.000%	35,100	864
National Westminster Bank PLC
7.760%	38,750	457

Description	Shares	Market Value ($ Thousands)

PartnerRe
6.750%	31,400	$722
6.500%	12,900	290
PNC Financial Services Group
9.875% (B)	10,000	266
Principal Financial Group
6.518% (B)	5,700	104
Prudential PLC
6.750%	73,400	1,563
6.500%	47,400	966
RenaissanceRe Holdings
6.600%	12,800	262
6.080%	34,400	639
Royal Bank of Scotland Group PLC
6.600%	56,400	554
6.250%	12,700	119
Santander Finance Preferred Unipersonal
6.800%	28,300	681
6.500%	64,600	1,492
4.000% (B)	6,400	101
US Bancorp
7.875%	27,600	721
3.500% (B)	16,300	277

		34,349

Industrials — 0.6%
CoBank ACB
11.000%	20,000	982

Utilities — 4.2%
Alabama Power
6.450%	38,000	921
Georgia Power
6.500%	14,500	1,392
Gulf Power
6.450%	8,000	750
6.000%	5,000	403
Interstate Power & Light
8.375%	24,700	692
7.100%	6,300	158
PPL Electric Utilities
6.250%	20,000	460
South Carolina Electric & Gas
6.520%	12,500	1,214
Wisconsin Public Service
6.880%	5,000	477

		6,467

Total Preferred Stock (Cost $36,193) ($ Thousands)		42,652

SEI Tax Exempt Trust / Annual Report / August 31, 2009	73

SCHEDULE OF INVESTMENTS

Tax-Advantaged Income Fund (Concluded)

August 31, 2009

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

CORPORATE BONDS — 7.4%

Financials — 7.4%
ANZ Capital Trust II
5.36%, 12/29/49	$700	$615
AXA (B)
6.379%, 12/14/09	1,000	730
6.463%, 12/14/09	2,400	1,752
BBVA International Preferred Unipersonal (B)
5.919%, 10/18/09	1,000	672
BNP Paribas (B)
7.195%, 12/25/09	1,500	1,275
Commonwealth Bank of Australia (B)
6.024%, 09/15/09	500	362
Credit Agricole (B)
6.637%, 11/30/09	3,272	2,160
JPMorgan Chase (B)
7.9%, 10/30/09	1,600	1,525
Lloyds Banking Group PLC (B)
6.267%, 11/14/09	500	200
PNC Financial Services Group (B)
8.25%, 11/21/09	1,000	911
Rabobank Nederland (B)
11%, 12/31/09	200	236
Societe Generale (B)
5.922%, 10/05/09	200	136
Standard Chartered PLC (B)
7.014%, 01/30/10	1,000	795
Westpac Capital Trust IV (B)
5.256%, 09/30/09	700	537

		11,906

Total Corporate Bond (Cost $11,163) ($ Thousands)		11,906

CASH EQUIVALENT — 3.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A, 0.23%† (F)	5,676,597	5,677

Total Cash Equivalent (Cost $5,677) ($ Thousands)		5,677

Total Investments — 98.9% (Cost $156,270) ($ Thousands)		$159,342

Percentages are based on Net Assets of $161,118 ($ Thousands).

*	Non-income producing security.

†	Investment in Affiliated Security (see Note 2).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2009. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Security in default on interest payment.

(E)	Convertible Security.

(F)	Rate shown is the 7-day effective yield as of August 31, 2009.

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FSA — Financial Security Assistance

GO — General Obligation

LLC — Limited Liability Company

MBIA — Municipal Bond Investors Association

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.

74	SEI Tax Exempt Trust / Annual Report / August 31, 2009

This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

August 31, 2009

	Tax Free Fund		Institutional Tax Free Fund		Massachusetts Tax Free Money Market Fund		Intermediate- Term Municipal Fund		Short Duration Municipal Fund
ASSETS:
Investments at value†	$976,569		$1,361,242		$107,681		$806,073		$439,091
Affiliated investments, at value††	—		—		—		3,205		18
Cash	7,405		2,713		4,730		—		—
Dividends and interest receivable	1,828		2,630		217		9,466		4,104
Receivable for investment securities sold	—		—		—		2,651		—
Receivable for fund shares sold	—		—		—		976		1,173
Prepaid expenses	142		142		56		26		13
Total Assets	985,944		1,366,727		112,684		822,397		444,399
LIABILITIES:
Payable for investment securities purchased	3,633		—		—		8,269		9,566
Administration fees payable	291		340		19		138		90
Investment advisory fees payable	30		46		5		225		117
Income distribution payable	10		150		5		362		118
Trustees fees payable	7		11		1		6		3
Shareholder servicing fees payable	5		—		—		—		—
CCO fees payable	2		2		—		1		1
Distribution fees payable	—		42		16		—		—
Payable for fund shares redeemed	—		—		—		658		429
Accrued expense payable	119		183		15		99		50
Total Liabilities	4,097		774		61		9,758		10,374
Net Assets	$981,847		$1,365,953		$112,623		$812,639		$434,025
† Cost of investments	976,569		1,361,242		107,681		792,887		434,102
†† Cost of affiliated investments	—		—		—		3,205		18
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$981,806		$1,365,910		$112,492		$820,233		$426,627
Undistributed (distributions in excess) net investment income	(92)		(247)		—		108		147
Accumulated net realized gain (loss) on investments	133		290		131		(20,888)		2,262
Net unrealized appreciation on investments	—		—		—		13,186		4,989
Net Assets	$981,847		$1,365,953		$112,623		$812,639		$434,025
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		N/A		$10.83		$10.16
	($981,847,228 ÷ 981,956,045 shares	)	($1,109,466,402 ÷ 1,109,609,100 shares	)			($812,638,625 ÷ 75,003,503 shares	)	($434,024,826 ÷ 42,702,566 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	N/A		$1.00		$1.00		N/A		N/A
			($241,787,903 ÷ 241,749,462 shares	)	($112,622,759 ÷ 112,491,435 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	N/A		$1.00		N/A		N/A		N/A
			($14,698,453 ÷ 14,725,452 shares	)

The accompanying notes are an integral part of the financial statements.

76	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Pennsylvania Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund	California Municipal Bond Fund		Tax-Advantaged Income Fund

$72,163		$32,970		$73,625		$98,918	$142,827		$153,665
375		284		2,009		451	1,095		5,677
—		—		—		—	—		—

967		328		832		1,053	1,938		2,029

491		—		—		—	—		—
33		42		5		113	195		161
3		1		3		4	5		3
74,032		33,625		76,474		100,539	146,060		161,535

—		—		—		—	—		—
5		7		15		20	29		43

23		9		21		28	39		67
90		8		17		26	34		154
1		—		1		1	1		1

6		1		—		3	—		13
—		—		—		—	—		—
—		—		—		—	—		—

20		18		71		61	106		121
9		4		10		13	18		18
154		47		135		152	227		417
$73,878		$33,578		$76,339		$100,387	$145,833		$161,118
71,787		31,988		71,277		96,042	139,960		150,593
375		284		2,009		451	1,095		5,677

$75,516		$32,518		$74,138		$ 97,612	$143,938		$164,292
32		4		—		(1)	78		152

(2,046)		74		(147)		(100)	(1,050)		(6,398)

376		982		2,348		2,876	2,867		3,072
$73,878		$33,578		$76,339		$100,387	$145,833		$161,118

$10.15		$10.26		$10.31		$10.52	$10.24		$8.59
($47,931,670 ÷ 4,721,489 shares	)	($33,577,630 ÷ 3,273,168 shares	)	($76,339,215 ÷ 7,407,267 shares	)	($100,387,374 ÷ 9,542,835 shares )	($145,832,778 ÷ 14,244,519 shares	)	($161,118,081 ÷ 18,747,476 shares	)

$10.16		N/A		N/A		N/A	N/A		N/A
($25,946,061 ÷ 2,554,776 shares	)

N/A		N/A		N/A		N/A	N/A		N/A

SEI Tax Exempt Trust / Annual Report / August 31, 2009	77

Statements of Operations ($ Thousands)

For the year ended August 31, 2009

	Tax Free Fund	Institutional Tax Free Fund	Massachusetts Tax Free Money Market Fund	Intermediate- Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest Income	$15,292	$22,642	$2,253	$35,394	$12,468
Dividend Income	—	—	—	—	—
Dividends from Affiliated Registered Investment Companies*	—	—	—	86	1
Total Investment Income	15,292	22,642	2,253	35,480	12,469
Expenses:
Administration Fees	3,710	5,366	342	2,008	903
Shareholder Servicing Fees — Class A	2,576	2,955	—	2,091	941
Administrative & Shareholder Servicing Fees — Class B(1)	—	886	446	—	—
Administrative & Shareholder Servicing Fees — Class C(1)	—	67	—	—	—
Investment Advisory Fees	376	544	54	2,760	1,242
Trustees’ Fees	20	26	2	13	7
CCO Fees	8	10	1	6	3
Treasury Guaranty Program Fees	343	571	74	—	—
Professional Fees	95	132	13	76	37
Pricing Fees	70	96	11	56	23
Printing Fees	69	88	8	42	25
Custodian/Wire Agent Fees	52	73	7	48	19
Registration Fees	35	62	5	57	12
Insurance Fees	9	15	2	11	3
Other Expenses	31	42	5	24	10
Total Expenses	7,394	10,933	970	7,192	3,225
Less, Waiver of:
Administration Fees	—	(1,522)	(78)	—	—
Shareholder Servicing Fees — Class A	(2,411)	(2,955)	—	(1,511)	(631)
Shareholder Servicing Fees — Class B	—	(63)	(26)	—	—
Shareholder Servicing Fees — Class C	—	(7)	—	—	—
Investment Advisory Fees	—	—	—	(411)	(225)
Fees Paid Indirectly (See Note 2)	(72)	(55)	(18)	—	—
Net Expenses	4,911	6,331	848	5,270	2,369
Net Investment Income	10,381	16,311	1,405	30,210	10,100
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	68	58	135	(11,148)	2,317
Net Realized Loss on Swap Contracts	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	—	—	—	7,131	1,323
Net Change in Unrealized Appreciation on Swap Contracts	—	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$10,449	$16,369	$1,540	$26,193	$13,740

*	See Note 2 in the Notes to Financial Statements.
(1)	Indicates class-specific Administrative and Shareholder Service Fees. Administrative Fees not applicable to Class A.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

78	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Pennsylvania Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	California Municipal Bond Fund	Tax-Advantaged Income Fund

$3,505	$1,485	$3,389	$4,361	$6,325	$5,351
—	—	—	—	—	3,066

14	5	23	8	42	123
3,519	1,490	3,412	4,369	6,367	8,540

159	86	209	262	382	409
138	91	218	276	397	292

74	—	—	—	—	—

—	—	—	—	—	—
279	118	287	358	525	584
1	1	1	2	2	2
1	—	1	1	1	1
—	—	—	—	—	—
7	3	7	10	14	12
5	3	6	7	11	7
4	2	4	5	8	8
5	2	5	6	9	6
5	2	6	8	11	—
1	1	1	1	3	1
2	1	3	3	4	3
681	310	748	939	1,367	1,325

(87)	—	(8)	(10)	(16)	(29)
(12)	(62)	(202)	(174)	(369)	(246)
(53)	—	—	—	—	—
—	—	—	—	—	—
(64)	(21)	(16)	(99)	(28)	(46)
—	—	—	—	—	—
465	227	522	656	954	1,004
3,054	1,263	2,890	3,713	5,413	7,536

(1,918)	74	(61)	(99)	(1,050)	(5,841)
—	—	—	—	—	(273)

(18)	354	204	207	(1,077)	9,345

—	—	—	—	—	16

$1,118	$1,691	$3,033	$3,821	$3,286	$10,783

SEI Tax Exempt Trust / Annual Report / August 31, 2009	79

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

	Tax Free Fund		Institutional Tax Free Fund
	2009	2008	2009	2008
Operations:
Net Investment Income	$10,381	$17,706	$16,311	$32,902
Net Realized Gain (Loss) on Investments	68	245	58	247
Net Change in Unrealized Appreciation on Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	10,449	17,951	16,369	33,149
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(10,381)	(17,720)	(13,522)	(25,261)
Class B	—	—	(2,761)	(7,003)
Class C	—	—	(111)	(514)
Net Realized Gains
Class A	(252)	—	(194)	—
Class B	—	—	(46)	—
Class C	—	—	(2)	—
Total Dividends and Distributions	(10,633)	(17,720)	(16,636)	(32,778)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	5,560,116	5,367,624	5,116,665	5,099,673
Reinvestment of Dividends & Distributions	8,719	13,320	4,982	6,992
Cost of Shares Redeemed	(5,478,026)	(5,197,095)	(5,140,174)	(4,898,906)
Increase (Decrease) in Net Assets from Class A Transactions	90,809	183,849	(18,527)	207,759
Class B:
Proceeds from Shares Issued	—	—	774,312	1,151,963
Reinvestment of Dividends & Distributions	—	—	1,630	4,719
Cost of Shares Redeemed	—	—	(918,727)	(1,101,389)
Increase (Decrease) in Net Assets from Class B Transactions	—	—	(142,785)	55,293
Class C:
Proceeds from Shares Issued	—	—	189,005	340,232
Reinvestment of Dividends & Distributions	—	—	16	39
Cost of Shares Redeemed	—	—	(191,598)	(356,048)
Decrease in Net Assets from Class C Transactions	—	—	(2,577)	(15,777)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	90,809	183,849	(163,889)	247,275
Net Increase (Decrease) in Net Assets	90,625	184,080	(164,156)	247,646
Net Assets:
Beginning of Year	891,222	707,142	1,530,109	1,282,463
End of Year	$981,847	$891,222	$1,365,953	$1,530,109
Undistributed (Distributions in Excess) Net Investment Income	$(92)	$—	$(247)	$82
(1)	For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

80	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Massachusetts Tax Free Money Market Fund		Intermediate-Term Municipal Fund		Short Duration Municipal Fund
2009	2008	2009	2008	2009	2008

$1,405	$3,633	$30,210	$40,286	$10,100	$9,544
135	13	(11,148)	(5,282)	2,317	271
—	—	7,131	12,765	1,323	4,005
1,540	3,646	26,193	47,769	13,740	13,820

—	—	(30,191)	(40,583)	(9,956)	(9,591)
(1,405)	(3,640)	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
(14)	(11)	—	—	—	—
—	—	—	—	—	—
(1,419)	(3,651)	(30,191)	(40,583)	(9,956)	(9,591)

—	—	401,420	267,084	387,852	176,178
—	—	26,024	36,934	8,534	8,649
—	—	(729,907)	(344,122)	(314,896)	(132,521)
—	—	(302,463)	(40,104)	81,490	52,306

496,815	853,397	—	—	—	—
85	156	—	—	—	—
(585,955)	(752,514)	—	—	—	—
(89,055)	101,039	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(89,055)	101,039	(302,463)	(40,104)	81,490	52,306
(88,934)	101,034	(306,461)	(32,918)	85,274	56,535

201,557	100,523	1,119,100	1,152,018	348,751	292,216
$112,623	$201,557	$812,639	$1,119,100	$434,025	$348,751
$—	$—	$108	$89	$147	$3

SEI Tax Exempt Trust / Annual Report / August 31, 2009	81

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

	Pennsylvania Municipal Bond Fund		Massachusetts Municipal Bond Fund
	2009	2008	2009	2008
Operations:
Net Investment Income	$3,054	$4,223	$1,263	$1,567
Net Realized Gain (Loss) on Investments	(1,918)	(123)	74	170
Net Change in Unrealized Appreciation (Depreciation) on Investments	(18)	(83)	354	613
Net Increase in Net Assets Resulting from Operations	1,118	4,017	1,691	2,350
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(2,122)	(3,179)	(1,261)	(1,566)
Class B	(967)	(1,045)	—	—
Net Realized Gains
Class A	—	(93)	(117)	(75)
Class B	—	(30)	—	—
Total Dividends and Distributions	(3,089)	(4,347)	(1,378)	(1,641)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	29,245	21,117	11,623	10,683
Reinvestment of Dividends & Distributions	1,909	3,060	1,280	1,566
Cost of Shares Redeemed	(62,581)	(20,603)	(26,086)	(8,748)
Increase (Decrease) in Net Assets from Class A Transactions	(31,427)	3,574	(13,183)	3,501
Class B:
Proceeds from Shares Issued	4,834	2,532	—	—
Reinvestment of Dividends & Distributions	134	178	—	—
Cost of Shares Redeemed	(4,309)	(4,879)	—	—
Increase (Decrease) in Net Assets from Class B Transactions	659	(2,169)	—	—
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(30,768)	1,405	(13,183)	3,501
Net Increase (Decrease) in Net Assets	(32,739)	1,075	(12,870)	4,210
Net Assets:
Beginning of Year	106,617	105,542	46,448	42,238
End of Year	$73,878	$106,617	$33,578	$46,448
Undistributed (Distributions in Excess) Net Investment Income	$32	$67	$4	$2
(1)	For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

82	SEI Tax Exempt Trust / Annual Report / August 31, 2009

New Jersey Municipal Bond Fund		New York Municipal Bond Fund		California Municipal Bond Fund
2009	2008	2009	2008	2009	2008

$2,890	$4,115	$3,713	$5,053	$5,413	$7,527
(61)	89	(99)	398	(1,050)	716
204	2,145	207	2,240	(1,077)	3,121
3,033	6,349	3,821	7,691	3,286	11,364

(2,892)	(4,115)	(3,717)	(5,053)	(5,446)	(7,541)
—	—	—	—	—	—

—	—	(396)	(86)	(715)	(71)
—	—	—	—	—	—
(2,892)	(4,115)	(4,113)	(5,139)	(6,161)	(7,612)

25,426	36,069	36,443	31,370	64,408	52,291
2,670	3,922	3,770	4,859	5,641	7,054
(77,281)	(35,542)	(91,361)	(37,962)	(142,279)	(61,903)
(49,185)	4,449	(51,148)	(1,733)	(72,230)	(2,558)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
(49,185)	4,449	(51,148)	(1,733)	(72,230)	(2,558)
(49,044)	6,683	(51,440)	819	(75,105)	1,194

125,383	118,700	151,827	151,008	220,938	219,744
$76,339	$125,383	$100,387	$151,827	$145,833	$220,938
$—	$2	$(1)	$5	$78	$112

SEI Tax Exempt Trust / Annual Report / August 31, 2009	83

Statements of Changes in Net Assets ($ Thousands)

For the periods ended August 31,

	Tax-Advantaged Income Fund
	2009	2008*
Operations:
Net Investment Income	$7,536	$3,147
Net Realized Loss on Investments	(6,114)	(282)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swap Contracts	9,361	(6,289)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,783	(3,424)
Dividends and Distributions to Shareholders:
Net Investment Income
Class A	(7,436)	(3,097)
Total Dividends and Distributions	(7,436)	(3,097)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	120,229	126,676
Reinvestment of Dividends & Distributions	6,207	2,859
Cost of Shares Redeemed	(73,383)	(18,296)
Increase in Net Assets from Class A Transactions	53,053	111,239
Net Increase in Net Assets from Capital Share Transactions	53,053	111,239
Net Increase in Net Assets	56,400	104,718
Net Assets:
Beginning of Period	104,718	—
End of Period	$161,118	$104,718
Undistributed Net Investment Income	$152	$50
*	Commenced operations on September 4, 2007.
(1)	For Capital Share Transactions, see Note 9 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

84	SEI Tax Exempt Trust / Annual Report / August 31, 2009

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Financial Highlights

For the years ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains		Total Dividends and Distributions
Tax Free Fund
Class A
2009	$1.00	$0.010	$—	$0.010	$(0.010)	$—	(1)	$(0.010)
2008	1.00	0.023	—	0.023	(0.023)	—		(0.023)
2007	1.00	0.032	—	0.032	(0.032)	—		(0.032)
2006	1.00	0.027	—	0.027	(0.027)	—		(0.027)
2005	1.00	0.016	—	0.016	(0.016)	—		(0.016)
Institutional Tax Free Fund
Class A
2009	$1.00	$0.012	$—	$0.012	$(0.012)	$—	(1)	$(0.012)
2008	1.00	0.024	—	0.024	(0.024)	—		(0.024)
2007	1.00	0.033	—	0.033	(0.033)	—		(0.033)
2006	1.00	0.029	—	0.029	(0.029)	—		(0.029)
2005	1.00	0.017	—	0.017	(0.017)	—		(0.017)
Class B
2009	$1.00	$0.009	$—	$0.009	$(0.009)	$—	(1)	$(0.009)
2008	1.00	0.021	—	0.021	(0.021)	—		(0.021)
2007	1.00	0.030	—	0.030	(0.030)	—		(0.030)
2006	1.00	0.026	—	0.026	(0.026)	—		(0.026)
2005	1.00	0.014	—	0.014	(0.014)	—		(0.014)
Class C
2009	$1.00	$0.008	$—	$0.008	$(0.008)	$—	(1)	$(0.008)
2008	1.00	0.019	—	0.019	(0.019)	—		(0.019)
2007	1.00	0.028	—	0.028	(0.028)	—		(0.028)
2006	1.00	0.024	—	0.024	(0.024)	—		(0.024)
2005	1.00	0.012	—	0.012	(0.012)	—		(0.012)
Massachusetts Tax Free Money Market Fund
Class B
2009	$1.00	$0.008	$—	$0.008	$(0.008)	$—	(1)	$(0.008)
2008	1.00	0.022	—	0.022	(0.022)	—	(1)	(0.022)
2007	1.00	0.031	—	0.031	(0.031)	—		(0.031)
2006	1.00	0.026	—	0.026	(0.026)	—		(0.026)
2005	1.00	0.014	—	0.014	(0.014)	—		(0.014)

*	Per share calculations were performed using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio figure. See Note 3.
(1)	Amount represents less than $0.001 per share.
(2)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.53%.
(3)	The Ratio of Expenses to Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.48%.
(4)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio for Class A, Class B and Class C would have been 0.37%, 0.64% and 0.81%, respectively.
(5)	The Ratio of Expenses to Average Net Assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.57%.
(6)	The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had this waiver and the Treasury Guaranty Program expense been excluded, the expense ratio would have been equal to, or less than, the expense cap ratio. See Note 3.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

86	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets

$1.00	1.06%	$981,847	0.48	%††(3)	0.72%	1.01%
1.00	2.33	891,222	0.45		0.68	2.28
1.00	3.28	707,142	0.45		0.68	3.23
1.00	2.76	667,587	0.45		0.69	2.72
1.00	1.58	732,760	0.45		0.68	1.58

$1.00	1.22%	$1,109,466	0.37	%††(4)	0.72%	1.14%
1.00	2.44	1,128,205	0.33		0.68	2.39
1.00	3.39	920,166	0.33		0.69	3.34
1.00	2.90	786,745	0.33		0.69	2.85
1.00	1.72	813,440	0.33		0.68	1.70

$1.00	0.94%	$241,788	0.64	%††(4)(6)	0.75%	0.93%
1.00	2.14	384,626	0.63		0.73	2.10
1.00	3.09	329,241	0.63		0.74	3.04
1.00	2.59	297,434	0.63		0.74	2.55
1.00	1.41	273,316	0.63		0.73	1.41

$1.00	0.78%	$14,699	0.81	%(4)(6)	0.92%	0.82%
1.00	1.93	17,278	0.83		0.93	1.96
1.00	2.87	33,056	0.83		0.94	2.85
1.00	2.38	21,541	0.83		0.94	2.37
1.00	1.21	29,893	0.83		0.93	1.22

$1.00	0.84%	$112,623	0.58	%††(5)(6)	0.65%	0.94%
1.00	2.27	201,557	0.55	(2)	0.60	2.16
1.00	3.15	100,523	0.55		0.61	3.11
1.00	2.65	104,205	0.55		0.62	2.59
1.00	1.45	87,526	0.55		0.60	1.47

SEI Tax Exempt Trust / Annual Report / August 31, 2009	87

Financial Highlights

For the years ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Dividends and Distributions
Intermediate-Term Municipal Fund
Class A
2009	$10.70	$0.38	$0.13 ††	$0.51	$(0.38)	$—	$(0.38)
2008	10.63	0.38	0.07	0.45	(0.38)	—	(0.38)
2007	10.81	0.39	(0.18)	0.21	(0.39)	—	(0.39)
2006	10.98	0.37	(0.14)	0.23	(0.37)	(0.03)	(0.40)
2005	11.12	0.37	(0.11)	0.26	(0.37)	(0.03)	(0.40)
Short Duration Municipal Fund
Class A
2009	$10.06	$0.27	$0.10	$0.37	$(0.27)	$—	$(0.27)
2008	9.93	0.30	0.13	0.43	(0.30)	—	(0.30)
2007	9.92	0.31	0.01	0.32	(0.31)	—	(0.31)
2006	9.94	0.25	(0.02)	0.23	(0.25)	—	(0.25)
2005	10.02	0.16	(0.08)	0.08	(0.16)	—	(0.16)
Pennsylvania Municipal Bond Fund
Class A
2009	$10.25	$0.38	$(0.10)	$0.28	$(0.38)	$—	$(0.38)
2008	10.28	0.40	(0.02)	0.38	(0.40)	(0.01)	(0.41)
2007	10.43	0.42	(0.15)	0.27	(0.42)	—	(0.42)
2006	10.63	0.42	(0.18)	0.24	(0.42)	(0.02)	(0.44)
2005	10.85	0.42	(0.12)	0.30	(0.42)	(0.10)	(0.52)
Class B
2009	$10.25	$0.39	$(0.09)	$0.30	$(0.39)	$—	$(0.39)
2008	10.28	0.41	(0.02)	0.39	(0.41)	(0.01)	(0.42)
2007	10.43	0.43	(0.15)	0.28	(0.43)	—	(0.43)
2006	10.63	0.43	(0.18)	0.25	(0.43)	(0.02)	(0.45)
2005	10.85	0.43	(0.12)	0.31	(0.43)	(0.10)	(0.53)
Massachusetts Municipal Bond Fund
Class A
2009	$9.99	$0.35	$0.30	$0.65	$(0.35)	$(0.03)	$(0.38)
2008	9.83	0.34	0.18	0.52	(0.34)	(0.02)	(0.36)
2007	9.94	0.35	(0.10)	0.25	(0.35)	(0.01)	(0.36)
2006	10.18	0.35	(0.16)	0.19	(0.35)	(0.08)	(0.43)
2005	10.32	0.35	(0.08)	0.27	(0.35)	(0.06)	(0.41)

*	Per share calculations were performed using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

88	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

$10.83	4.92%	$812,639	0.63%	0.86%	3.61%	36%
10.70	4.26	1,119,100	0.62	0.85	3.49	36
10.63	1.94	1,152,018	0.60	0.86	3.62	34
10.81	2.18	1,046,278	0.60	0.86	3.48	34
10.98	2.39	973,512	0.60	0.87	3.33	27

$10.16	3.70%	$434,025	0.63%	0.86%	2.68%	68%
10.06	4.37	348,751	0.62	0.86	2.95	38
9.93	3.23	292,216	0.60	0.86	3.12	28
9.92	2.33	209,589	0.60	0.86	2.50	28
9.94	0.83	125,927	0.60	0.86	1.71	18

$10.15	2.88%	$47,932	0.63%	0.92%	3.79%	15%
10.25	3.77	81,073	0.62	0.83	3.87	14
10.28	2.61	77,775	0.60	0.84	4.04	23
10.43	2.31	64,573	0.60	0.84	4.00	7
10.63	2.88	55,224	0.60	0.85	3.92	12

$10.16	3.11%	$25,946	0.48%	0.97%	3.92%	15%
10.25	3.90	25,544	0.48	0.88	4.01	14
10.28	2.74	27,767	0.48	0.89	4.16	23
10.43	2.43	42,779	0.48	0.89	4.12	7
10.63	3.00	43,088	0.48	0.89	4.04	12

$10.26	6.67%	$33,578	0.63%	0.86%	3.51%	20%
9.99	5.36	46,448	0.62	0.86	3.44	14
9.83	2.51	42,238	0.60	0.86	3.52	13
9.94	1.96	37,268	0.60	0.86	3.53	14
10.18	2.69	39,304	0.60	0.86	3.44	23

SEI Tax Exempt Trust / Annual Report / August 31, 2009	89

Financial Highlights

For the years or periods ended August 31,

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Investments*	Total from Operations	Dividends from Net Investment Income	Distributions Net Realized Gains	Total Dividends and Distributions
New Jersey Municipal Bond Fund
Class A
2009	$10.13	$0.33	$0.18	$0.51	$(0.33)	$—	$(0.33)
2008	9.95	0.33	0.18	0.51	(0.33)	—	(0.33)
2007	10.05	0.34	(0.10)	0.24	(0.34)	— (1)	(0.34)
2006	10.21	0.34	(0.16)	0.18	(0.34)	—	(0.34)
2005	10.33	0.33	(0.12)	0.21	(0.33)	— (1)	(0.33)
New York Municipal Bond Fund
Class A
2009	$10.37	$0.35	$0.19	$0.54	$(0.35)	$(0.04)	$(0.39)
2008	10.20	0.34	0.18	0.52	(0.34)	(0.01)	(0.35)
2007	10.26	0.35	(0.06)	0.29	(0.35)	— (1)	(0.35)
2006	10.44	0.35	(0.14)	0.21	(0.35)	(0.04)	(0.39)
2005	10.64	0.34	(0.14)	0.20	(0.34)	(0.06)	(0.40)
California Municipal Bond Fund
Class A
2009	$10.22	$0.34	$0.06 ††	$0.40	$(0.34)	$(0.04)	$(0.38)
2008	10.04	0.34	0.18	0.52	(0.34)	— (1)	(0.34)
2007	10.18	0.35	(0.13)	0.22	(0.35)	(0.01)	(0.36)
2006	10.36	0.35	(0.15)	0.20	(0.35)	(0.03)	(0.38)
2005	10.45	0.35	(0.07)	0.28	(0.35)	(0.02)	(0.37)
Tax-Advantaged Income Fund
Class A
2009	$8.95	$0.50	$(0.37)††	$0.13	$(0.49)	$—	$(0.49)
2008**	10.00	0.47	(1.07)	(0.60)	(0.45)	— (1)	(0.45)

*	Per share calculations were performed using average shares.
**	The Tax-Advantaged Income Fund commenced operations on September 4, 2007. All ratios for the period have been annualized.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains (losses) on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
(1)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

90	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†

$10.31	5.21%	$76,339	0.60%	0.86%	3.32%	7%
10.13	5.18	125,383	0.60	0.86	3.26	10
9.95	2.41	118,700	0.60	0.86	3.36	21
10.05	1.83	90,527	0.60	0.87	3.40	17
10.21	2.13	75,784	0.60	0.86	3.24	29

$10.52	5.33%	$100,387	0.60%	0.86%	3.40%	10%
10.37	5.16	151,827	0.60	0.85	3.32	15
10.20	2.88	151,008	0.60	0.86	3.41	8
10.26	2.03	133,089	0.60	0.86	3.38	13
10.44	1.95	102,845	0.60	0.86	3.27	22

$10.24	4.11%	$145,833	0.60%	0.86%	3.40%	25%
10.22	5.29	220,938	0.60	0.85	3.34	16
10.04	2.13	219,744	0.60	0.86	3.45	14
10.18	2.03	196,102	0.60	0.87	3.50	32
10.36	2.70	186,541	0.60	0.86	3.37	12

$8.59	2.34%	$161,118	0.86%	1.13%	6.45%	16%
8.95	(6.15)	104,718	0.86	1.15	5.16	41

SEI Tax Exempt Trust / Annual Report / August 31, 2009	91

Notes to Financial Statements

August 31, 2009

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eleven operational funds (“Funds”): the Tax Free, Institutional Tax Free, and Massachusetts Tax Free Money Market Funds, (each a “Fund,” collectively “the Money Market Funds”), the Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, California Municipal Bond, and Tax-Advantaged Income Funds (each a “Fund,” collectively “the Fixed Income Funds”). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust’s prospectuses provide a description of each Fund’s investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2009, there were no fair valued securities in the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), is effective for the Funds’ financial statements as of September 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value in accordance with FAS 157 during the year ended August 31, 2009

92	SEI Tax Exempt Trust / Annual Report / August 31, 2009

maximized the use of observable inputs and minimized the use of unobservable inputs. For the year ended August 31, 2009, there have been no significant changes to the fair valuation methodologies.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Funds’ investments in accordance with FAS 157 carried at value ($ Thousands):

	Tax Free Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$976,569	$—	$976,569
Total Investments in Securities	$—	$976,569	$—	$976,569

	Institutional Tax Free Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,361,242	$—	$1,361,242
Total Investments in Securities	$—	$1,361,242	$—	$1,361,242

	Massachusetts Tax Free Money Market Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$107,681	$—	$107,681
Total Investments in Securities	$—	$107,681	$—	$107,681

	Intermediate-Term Municipal Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$800,884	$—	$800,884
Tax Exempt Corporate Bond	—	5,189	—	5,189
Cash Equivalent	3,205	—	—	3,205
Total Investments in Securities	$3,205	$806,073	$—	$809,278

	Short Duration Municipal Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$439,091	$—	$439,091
Cash Equivalent	18	—	—	18
Total Investments in Securities	$18	$439,091	$—	$439,109

	Pennsylvania Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$72,163	$—	$72,163
Cash Equivalent	375	—	—	375
Total Investments in Securities	$375	$72,163	$—	$72,538

	Massachusetts Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$32,970	$—	$32,970
Cash Equivalent	284	—	—	284
Total Investments in Securities	$284	$32,970	$—	$33,254

	New Jersey Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$73,625	$—	$73,625
Cash Equivalent	2,009	—	—	2,009
Total Investments in Securities	$2,009	$73,625	$—	$75,634

	New York Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$98,918	$—	$98,918
Cash Equivalent	451	—	—	451
Total Investments in Securities	$451	$98,918	$—	$99,369

	California Municipal Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$141,097	$—	$141,097
Tax Exempt Corporate Bonds	—	1,730	—	1,730
Cash Equivalent	1,095	—	—	1,095
Total Investments in Securities	$1,095	$142,827	$—	$143,922

	Tax-Advantaged Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$99,107	$—	$99,107
Preferred Stock	42,652	—	—	42,652
Corporate Bonds	—	11,906	—	11,906
Cash Equivalent	5,677	—	—	5,677
Total Investments in Securities	$48,329	$111,013	$—	$159,342

In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active (“FSP 157- 3”), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Funds’ approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 — Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) was issued. FSP 157-4 clarifies the

SEI Tax Exempt Trust / Annual Report / August 31, 2009	93

Notes to Financial Statements (Continued)

August 31, 2009

process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 — Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. FSP 157-4 also requires entities to describe the inputs used in valuation techniques used to measure fair value changes and changes in inputs over the period. FSP 157-4 expands the three level hierarchy disclosure and level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. There was no change to the financial position of the Trust and results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the notes to the Financial Statements.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008 and was adopted by the Trust effective February 28, 2009. SFAS No. 161 requires enhanced disclosures about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial position, performance, and cash flows. Based on its analysis, management has determined that the adoption of FAS 161 did not have a material impact to the Funds’ financial statements.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. At August 31, 2009, the Funds did not own any illiquid securities.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Futures Contracts — The Fixed Income Funds may engage in futures contracts. The Fixed Income Funds’ investment in these futures contracts is designed to enable the Fixed Income Funds to more closely approximate the performance of their benchmark indices.

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fixed Income Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. There were no futures contracts during the year ended August 31, 2009.

Swap Agreements — The Fixed Income Funds may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fixed Income Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to a Fixed Income Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons. Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement. There were no swap agreements held as of August 31, 2009.

94	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Investment in Affiliated Registered Investment Company — The Funds may invest in affiliated money market funds. Income received from such investments is listed under dividends from affiliated registered investment companies in the Statement of Operations.

Discount and Premium Amortization — All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

Compensating Balances — Money Market Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with U.S. Bank, NA, the custodian of the Trust (the “Custodian”), on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with the Custodian on the following day.

Fees Paid Indirectly — The Money Market Funds have an arrangement with the Custodian whereby the Money Market Funds receive earnings credits from the Custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Money Market Funds are charged a fee by the Custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as “fees paid indirectly,” if any.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration & Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company (“SEI”), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective Funds, as presented below:

Tax Free Fund	.36%
Institutional Tax Free Fund	.36%
Massachusetts Tax Free Money Market Fund	.23%
Intermediate-Term Municipal Fund	.24%
Short Duration Municipal Fund	.24%
Pennsylvania Municipal Bond Fund	.20%
Massachusetts Municipal Bond Fund	.24%
New Jersey Municipal Bond Fund	.24%
New York Municipal Bond Fund	.24%
California Municipal Bond Fund	.24%
Tax-Advantaged Income Fund	.35%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various Funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds’ daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

Fund	Tax Free	Institutional Tax Free	Massachusetts Tax Free Money Market		Intermediate- Term Municipal	Short Duration Municipal
Class A	.45%	.33%	.25	%*	.63%	.63%
Class B	—	.63%	.55%		—	—
Class C	—	.83%	.75	%*	—	—

Fund	Pennsylvania Municipal Bond	Massachusetts Municipal Bond	New Jersey Municipal Bond	New York Municipal Bond	California Municipal Bond	Tax- Advantaged Income
Class A	.63%	.63%	.60%	.60%	.60%	.86%
Class B	.48%	—	—	—	—	—

* Class not currently operational.

On September 18, 2008 the U.S. Treasury Department (the “Treasury”) commenced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Trust’s Board of Trustees approved the participation of the Money Market Funds in the Program from its commencement on September 18, 2008 through September 18, 2009.

Under the Program, the Treasury guarantees the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share (NAV) falls below $0.995. The Program does not protect investors who were not shareholders of the participating Money Market Funds on September 19, 2008. Participation in the Program requires a payment to the U.S. Department of Treasury ranging from 0.010% to 0.023%. The cost of participating in the Program and the Program extensions is borne by the participating Money Market Funds, and will not be subject to any expense limitation or reimbursement agreements.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective Fund:

Fund	Shareholder Servicing Fees	Administrative Service Fees
Tax Free
Class A	.25%	—
Institutional Tax Free
Class A	.25%	—
Class B	.25%	.05%
Class C	.25%	.25%
Massachusetts Tax Free Money Market
Class B	.25%	.05%
Class C	.25%*	.25%*
Intermediate-Term Municipal
Class A	.25%	—
Short Duration Municipal
Class A	.25%	—
Pennsylvania Municipal Bond
Class A	.25%	—
Class B	.25%	.05%

SEI Tax Exempt Trust / Annual Report / August 31, 2009	95

Notes to Financial Statements (Continued)

August 31, 2009

Fund	Shareholder Servicing Fees	Administrative Service Fees
Massachusetts Municipal Bond
Class A	.25%	—
New Jersey Municipal Bond
Class A	.25%	—
New York Municipal Bond
Class A	.25%	—
California Municipal Bond
Class A	.25%	—
Tax-Advantaged Income
Class A	.25%	—

*Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

The Distributor has voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the year ended August 31, 2009:

Shareholder Service Fee Waiver ($ Thousands)
Institutional Tax Free Fund, Cl B	$63
Institutional Tax Free Fund, Cl C	7
Massachusetts Tax Free Money Market Fund, Cl B	26

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Distributor or SEI Investments Management Corporation (“SIMC”) (the “Adviser”), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Distributor or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisers, Sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board of Trustees.

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% for the Tax-Advantaged Income Fund, .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Fixed Income Funds’ total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of the Money Market Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Adviser for the Money Market Funds.

Pursuant to the “manager of managers” structure, the Board of Trustees approved sub-advisory agreements for the Funds. Neuberger Berman Fixed Income LLC (“NBFI”) acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management (“SMAM”) acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Management Company (“DMC”) act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. (“MIM”) is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Pacifico Investment Management Company LLC (“PIMCO”) and Spectrum Asset Management (“Spectrum”) act as Sub-Advisers to the Tax-Advantaged Income Fund. Each Sub-Adviser is party to an investment sub-advisory agreement approved by the shareholders of each Fund with SIMC. SIMC is responsible for the supervision of, and payment of fees to NBFI, MIM, DMC, SMAM, PIMCO and Spectrum in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended August 31, 2009, were as follows:

	Intermediate-Term Municipal Fund ($ Thousands)	Short Duration Municipal Fund ($ Thousands)	Pennsylvania Municipal Fund ($ Thousands)	Massachusetts Municipal Fund ($ Thousands)
Purchases	$290,213	$193,829	$11,588	$6,801
Sales	562,720	209,603	38,417	19,686

	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	California Municipal Bond Fund	Tax- Advantaged Income Fund
Purchases	$6,180	$10,015	$38,694	$73,840
Sales	55,256	58,810	109,568	15,729

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may

96	SEI Tax Exempt Trust / Annual Report / August 31, 2009

reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of such securities.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, Management believes that based on experience, the risk of loss from such claims is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the re-classification of distributions, accretion on market discount bonds and investments in preferred stock have been reclassified to/from the following accounts as of August 31, 2009:

	Undistributed Net Investment Income ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)
Tax Free Fund	$(92)	$92
Institutional Tax Free Fund	(246)	246
New York Municipal Bond Fund	(2)	2
California Municipal Bond Fund	(1)	1
Tax-Advantaged Income Fund	2	(2)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Tax Free Fund	2009	$10,381	$247	$5	$10,633
	2008	17,719	1	—	17,720
Institutional Tax Free Fund	2009	16,370	266	—	16,636
	2008	32,777	1	—	32,778
Massachusetts Tax Free Money Market Fund	2009	1,405	3	11	1,419
	2008	3,640	5	6	3,651
Intermediate-Term Municipal Fund	2009	30,101	90	—	30,191
	2008	40,570	13	—	40,583
Short Duration Municipal Fund	2009	9,952	4	—	9,956
	2008	9,591	—	—	9,591
Pennsylvania Municipal Bond Fund	2009	3,070	19	—	3,089
	2008	4,222	2	123	4,347
Massachusetts Municipal Bond Fund	2009	1,261	—	117	1,378
	2008	1,566	—	75	1,641
New Jersey Municipal Bond Fund	2009	2,892	—	—	2,892
	2008	4,115	—	—	4,115
New York Municipal Bond Fund	2009	3,716	58	339	4,113
	2008	5,053	—	86	5,139
California Municipal Bond Fund	2009	5,408	39	714	6,161
	2008	7,513	51	48	7,612
Tax-Advantaged Income Fund	2009	4,073	3,363	—	7,436
	2008	2,113	984	—	3,097

SEI Tax Exempt Trust / Annual Report / August 31, 2009	97

Notes to Financial Statements (Continued)

August 31, 2009

As of August 31, 2009, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post-October Losses ($ Thousands)	Unrealized Appreciation/ (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Tax Free Fund	$2	$64	$—	$—	$—	$—	$(25)	$41
Institutional Tax Free Fund	—	148	23	—	—	—	(128)	43
Massachusetts Tax Free Fund	—	119	12	—	—	—	—	131
Intermediate-Term Municipal Fund	14	—	—	(13,192)	(7,696)	13,280	—	(7,594)
Short Duration Municipal Fund	8	1,433	830	—	—	5,127	—	7,398
Pennsylvania Municipal Bond Fund	—	—	—	(497)	(1,550)	409	—	(1,638)
Massachusetts Municipal Bond Fund	—	—	74	—	—	986	—	1,060
New Jersey Municipal Bond Fund	1	—	—	(148)	—	2,348	—	2,201
New York Municipal Bond Fund	—	—	—	(99)	—	2,876	(2)	2,775
California Municipal Bond Fund	1	—	—	(532)	(518)	2,946	(2)	1,895
Tax-Advantage Income Fund	1	—	—	(4,721)	(1,405)	2,951	—	(3,174)

Post October losses represent realized investment transactions from November 1, 2008 through August 31, 2009, that, in accordance with Federal income tax regulations, the funds may defer and treat as having arisen in the following year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund’s capital loss carryforwards will expire as follows:

	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Expires 2011 ($ Thousands)	Expires 2010 ($ Thousands)	Total Capital Loss Carryforward 8/31/2009 ($ Thousands)
Intermediate-Term Municipal Fund	$8,217	$2,045	$2,758	$172	$—	$—	$—	$—	$13,192
Pennsylvania Municipal Bond Fund	497	—	—	—	—	—	—	—	497
New Jersey Municipal Bond Fund	61	87	—	—	—	—	—	—	148
New York Municipal Bond Fund	99	—	—	—	—	—	—	—	99
California Municipal Bond Fund	532	—	—	—	—	—	—	—	532
Tax-Advantage Income Fund	4,721	—	—	—	—	—	—	—	4,721

During the year ended August 31, 2009, the following fund utilized capital loss carryforwards to offset realized capital gains:

Amount ($ Thousands)
Short Duration Municipal Fund	55

At August 31, 2009, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$795,998	$24,543	$(11,263)	$13,280
Short Duration Municipal Fund	433,982	5,179	(52)	5,127
Pennsylvania Municipal Bond Fund	72,129	2,007	(1,598)	409
Massachusetts Municipal Bond Fund	32,268	1,195	(209)	986
New Jersey Municipal Bond Fund	73,286	2,769	(421)	2,348
New York Municipal Bond Fund	96,493	3,414	(538)	2,876
California Municipal Bond Fund	140,976	4,146	(1,200)	2,946
Tax-Advantaged Income Fund	156,391	13,830	(10,879)	2,951

At August 31, 2009, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.

98	SEI Tax Exempt Trust / Annual Report / August 31, 2009

9. SHARE TRANSACTIONS (Thousands):

	Tax Free Fund		Institutional Tax Free Fund		Massachusetts Tax Free Money Market Fund
	2009	2008	2009	2008	2009	2008
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	5,560,116	5,367,624	5,116,665	5,099,673	—	—
Reinvestment of Dividends & Distributions	8,719	13,320	4,982	6,992	—	—
Cost of Shares Redeemed	(5,478,026)	(5,197,095)	(5,140,174)	(4,898,906)	—	—
Total Class A Transactions	90,809	183,849	(18,527)	207,759	—	—
Class B:
Proceeds from Shares Issued	—	—	774,312	1,151,963	496,815	853,397
Reinvestment of Dividends & Distributions	—	—	1,630	4,719	85	156
Cost of Shares Redeemed	—	—	(918,727)	(1,101,389)	(585,955)	(752,514)
Total Class B Transactions	—	—	(142,785)	55,293	(89,055)	101,039
Class C:
Proceeds from Shares Issued	—	—	189,005	340,232	—	—
Reinvestment of Dividends & Distributions	—	—	16	39	—	—
Cost of Shares Redeemed	—	—	(191,598)	(356,048)	—	—
Total Class C Transactions	—	—	(2,577)	(15,777)	—	—
Increase (Decrease) in Share Transactions	90,809	183,849	(163,889)	247,275	(89,055)	101,039

Amounts designated as “—” are either $0 or have been rounded to $0.

	Intermediate- Term Municipal Fund		Short Duration Municipal Fund		Pennsylvania Municipal Bond Fund		Massachusetts Municipal Bond Fund
	2009	2008	2009	2008	2009	2008	2009	2008
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	38,405	24,908	38,405	17,578	2,951	2,041	1,171	1,070
Reinvestment of Dividends & Distributions	2,483	3,455	844	864	192	297	130	157
Cost of Shares Redeemed	(70,509)	(32,115)	(31,214)	(13,213)	(6,331)	(1,994)	(2,675)	(878)
Total Class A Transactions	(29,621)	(3,752)	8,035	5,229	(3,188)	344	(1,374)	349
Class B:
Proceeds from Shares Issued	—	—	—	—	484	245	—	—
Reinvestment of Dividends & Distributions	—	—	—	—	13	17	—	—
Cost of Shares Redeemed	—	—	—	—	(434)	(471)	—	—
Total Class B Transactions	—	—	—	—	63	(209)	—	—
Class C:
Proceeds from Shares Issued	—	—	—	—	—	—	—	—
Reinvestment of Dividends & Distributions	—	—	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—	—	—
Total Class C Transactions	—	—	—	—	—	—	—	—
Increase (Decrease) in Share Transactions	(29,621)	(3,752)	8,035	5,229	(3,125)	135	(1,374)	349

Amounts designated as “—” are either $0 or have been rounded to $0.

	New Jersey Municipal Bond Fund		New York Municipal Bond Fund		California Municipal Bond Fund		Tax-Advantaged Income Fund
	2009	2008	2009	2008	2009	2008	2009	2008*
Shares Issued and Redeemed:
Class A:
Proceeds from Shares Issued	2,534	3,569	3,572	3,033	6,390	5,139	16,153	13,363
Reinvestment of Dividends & Distributions	265	389	370	470	564	695	810	310
Cost of Shares Redeemed	(7,767)	(3,516)	(9,038)	(3,672)	(14,335)	(6,089)	(9,921)	(1,968)
Total Class A Transactions	(4,968)	442	(5,096)	(169)	(7,381)	(255)	7,042	11,705
Increase (Decrease) in Share Transactions	(4,968)	442	(5,096)	(169)	(7,381)	(255)	7,042	11,705

* The Tax-Advantaged Income Fund commenced operations on September 4, 2007.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	99

Notes to Financial Statements (Concluded)

August 31, 2009

10. SUBSEQUENT EVENT

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through October 30, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of August 31, 2009.

However, the following are details relating to subsequent events that have occurred since August 31, 2009 through October 30, 2009. At a meeting of the Board of Trustees held on September 17, 2009, the Board of Trustees approved the closing and liquidation of the STET Massachusetts Tax Free Money Market Fund (the “Fund”) pursuant to a plan of liquidation (the “Plan”) — approved by the Board. The Fund was liquidated in accordance with the Plan on September 30, 2009.

100	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees of

SEI Tax Exempt Trust:

We have audited the accompanying statements of assets and liabilities of SEI Tax Exempt Trust, comprising the Tax Free Fund, Institutional Tax Free Fund, Massachusetts Tax Free Money Market Fund, Intermediate-Term Municipal Bond Fund, Short Duration Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, California Municipal Bond Fund and Tax-Advantaged Income Fund, (collectively “the Funds”), including the schedules of investments as of August 31, 2009 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the four year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2005 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated October 14, 2005.

We conducted our audits in accordance with standards of the Public Company Accounting and Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes, examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with custodians and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the SEI Tax Exempt Trust as of August 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

October 30, 2009

SEI Tax Exempt Trust / Annual Report / August 31, 2009	101

Trustees and Officers of the Trust (Unaudited)

The following information is current as of October 1, 2009.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
INTERESTED TRUSTEES
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 62 yrs. old	Chairman of the Board of Trustees*	since 1982	Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	79	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI Global Master Fund, plc, SEI Global Assets Fund, plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments — Global Fund Services, Limited, SEI Investments (Europe), Limited, SEI Investments — Unit Trust Management (UK), Limited, SEI Global Nominee Ltd., SEI Opportunity Fund, L.P., SEI Structured Credit Fund, L.P., and SEI Multi-Strategy Funds plc.
William M. Doran 1701 Market Street Philadelphia, PA 19103 69 yrs. old	Trustee*	since 1982	Self-employed consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Secretary of SEI since 1978.	79	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, Director of SEI since 1974. Director of the Distributor since 2003. Director of SEI Investments — Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd.
TRUSTEES
James M. Storey One Freedom Valley Drive Oaks, PA 19456 78 yrs. old	Trustee	since 1995	Attorney, sole practitioner since 1994. Partner, Dechert Price & Rhoads, September 1987-December 1993.	79	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, and U.S. Charitable Gift Trust.

*Messrs.	Nesher and Doran are Trustees who may be deemed as “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with SIMC and the Trust’s Distributor.
[1]Each

trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]The

Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

102	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
TRUSTEES (continued)
George J. Sullivan, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 1996	Self-Employed Consultant, Newfound Consultants Inc. since April 1997.	79	Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Opportunity Fund, L.P., and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds since 2009
Rosemarie B. Greco One Freedom Valley Drive Oaks, PA 19456 63 yrs. old	Trustee	since 1999	Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania since 2003. Founder and Principal, Grecoventures Ltd. from 1999 to 2002.	79	Director, Sonoco, Inc.; Director, Exelon Corporation; Trustee, Pennsylvania Real Estate Investment Trust.
Nina Lesavoy One Freedom Valley Drive Oaks, PA 19456 52 yrs. old	Trustee	since 2003	Founder and Managing Director, Avec Capital since 2008, Managing Director, Cue Capital from March 2002-March 2008.	79	Director of SEI Opportunity Fund, L.P., and SEI Structured Credit Fund, L.P.
James M. Williams One Freedom Valley Drive Oaks, PA 19456 61 yrs. old	Trustee	since 2004	Vice President and Chief Investment Officer, J. Paul Getty Trust, Non-Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002.	79	Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., and SEI Structured Credit Fund, L.P.
Mitchell A. Johnson One Freedom Valley Drive Oaks, PA 19456 67 yrs. old	Trustee	since 2007	Private Investor since 1994.	79	Trustee of the Advisors’ Inner Circle Fund, The Advisor’s Inner Circle Fund II, and Bishop Street Funds.
Hubert L. Harris, Jr. One Freedom Valley Drive Oaks, PA 19456 66 yrs. old	Trustee	since 2008	Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., 1997-December 2005. Chief Executive Officer, INVESCO North America, September 2003-December 2005.	79	Director of Colonial BancGroup, Inc. and Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation).
OFFICERS
Robert A. Nesher One Freedom Valley Drive Oaks, PA 19456 62 yrs. old	President & CEO	since 2005	Currently performs various services on behalf of SEI for which Mr. Nesher is compensated.	N/A	N/A

SEI Tax Exempt Trust / Annual Report / August 31, 2009	103

Trustees and Officers of the Trust (Unaudited) (Continued)

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
Stephen F. Panner One Freedom Valley Drive Oaks, PA 19456 39 yrs. old	Controller and Chief Financial Officer	since 2005	Fund Accounting Director of the Administrator since 2005. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Advisors Fund, 2004-2005.	N/A	N/A
Russell Emery One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Chief Compliance Officer	since 2006	Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Institutional Investments Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, and Bishop Street Funds, since March 2006. Chief Compliance Officer of SEI Structural Credit Fund, LP and SEI Alpha Strategy Portfolio, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006.	N/A	N/A
Timothy D. Barto One Freedom Valley Drive Oaks, PA 19456 41 yrs. old	Vice President and Secretary	since 2002	General Counsel, Vice President and Secretary of SIMC and the Administrator since 2004. Vice President and Assistant Secretary of SEI since 2001. Vice President of SIMC and the Administrator since 1999. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.	N/A	N/A
James Ndiaye One Freedom Valley Drive Oaks, PA 19456 40 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management (2003-2004). Associate, Morgan, Lewis & Bockius LLP (2000-2003).	N/A	N/A
Michael T. Pang One Freedom Valley Drive Oaks, PA 19456 37 yrs. old	Vice President and Assistant Secretary	since 2005	Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust’s Mutual Funds Group (2004). Counsel, Permal Asset Management (2001-2004).	N/A	N/A
Aaron Buser One Freedom Valley Drive Oaks, PA 19456 38 yrs. old	Vice President and Assistant Secretary	since 2008	Vice President and Assistant Secretary of SIMC since 2007. Associate at Stark & Stark (2004-2007). Associate at Flaster/Greenberg, P.C. (2000-2004).	N/A	N/A

104	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Name Address, and Age	Position(s) Held with Trusts	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee
OFFICERS (continued)
David F. McCann One Freedom Valley Drive Oaks, PA 19456 33 yrs. old	Vice President and Assistant Secretary	since 2009	Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.	N/A	N/A
John J. McCue One Freedom Valley Drive Oaks, PA 19456 46 yrs. old	Vice President	since 2004	Director of Portfolio Implementations for SIMC since 1995. Managing Director of Money Market Investments for SIMC since 2003.	N/A	N/A
Andrew S. Decker One Freedom Valley Drive Oaks, PA 19456 45 yrs. old	Anti-Money Laundering Compliance Officer	since 2008	Compliance Officer and Product Manager, SEI 2005-2008. Vice President, Old Mutual Capital, 2000-2005.	N/A	N/A

[1]

Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

[2]

The Fund Complex includes the following Trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, L.P.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	105

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

106	SEI Tax Exempt Trust / Annual Report / August 31, 2009

	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Annualized Expense Ratios	Expenses Paid During Period*
Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,002.20	0.48%	$2.42
Hypothetical 5% Return
Class A	$1,000.00	$1,022.79	0.48%	$2.45
Institutional Tax Free Fund
Actual Fund Return
Class A	$1,000.00	$1,002.80	0.37%	$1.87
Class B	1,000.00	1,001.50	0.63	3.18
Class C	1,000.00	1,000.90	0.75	3.78
Hypothetical 5% Return
Class A	$1,000.00	$1,023.32	0.37%	$1.89
Class B	1,000.00	1,021.99	0.63	3.22
Class C	1,000.00	1,021.38	0.75	3.83
Massachusetts Tax Free Money Market Fund
Actual Fund Return
Class B	$1,000.00	$1,000.90	0.57%	$2.87
Hypothetical 5% Return
Class B	$1,000.00	$1,022.30	0.57%	$2.91
Intermediate-Term Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,047.80	0.63%	$3.25
Hypothetical 5% Return
Class A	$1,000.00	$1,021.99	0.63%	$3.22
Short Duration Municipal Fund
Actual Fund Return
Class A	$1,000.00	$1,016.00	0.63%	$3.20
Hypothetical 5% Return
Class A	$1,000.00	$1,021.99	0.63%	$3.22
Pennsylvania Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,038.10	0.63%	$3.24
Class B	1,000.00	1,039.70	0.48	2.47
Hypothetical 5% Return
Class A	$1,000.00	$1,021.99	0.63%	$3.22
Class B	1,000.00	1,022.76	0.48	2.45

	Beginning Account Value 3/1/09	Ending Account Value 8/31/09	Annualized Expense Ratios	Expenses Paid During Period*
Massachusetts Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,047.00	0.63%	$3.25
Hypothetical 5% Return
Class A	$1,000.00	$1,021.99	0.63%	$3.22
New Jersey Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,032.80	0.60%	$3.07
Hypothetical 5% Return
Class A	$1,000.00	$1,022.14	0.60%	$3.06
New York Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,041.80	0.60%	$3.09
Hypothetical 5% Return
Class A	$1,000.00	$1,022.14	0.60%	$3.06
California Municipal Bond Fund
Actual Fund Return
Class A	$1,000.00	$1,027.50	0.60%	$3.07
Hypothetical 5% Return
Class A	$1,000.00	$1,022.14	0.60%	$3.06
Tax-Advantaged Income Fund
Actual Fund Return
Class A	$1,000.00	$1,290.40	0.86%	$4.96
Hypothetical 5% Return
Class A	$1,000.00	$1,020.82	0.86%	$4.39

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

SEI Tax Exempt Trust / Annual Report / August 31, 2009	107

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”) and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

108	SEI Tax Exempt Trust / Annual Report / August 31, 2009

At the February 18, 2009, March 25-26, 2009 and June 24, 2009 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	109

Board of Trustees Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Concluded)

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers are reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

110	SEI Tax Exempt Trust / Annual Report / August 31, 2009

Notice to Shareholders (Unaudited)

For shareholders that do not have an August 31, 2009, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2009, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2009, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions	(D) Total Distributions	(E) Dividends Received Deduction (1)
Tax Free	0.04%	2.11%	97.85%	100.00%	0.00%
Institutional Tax Free	0.00%	1.44%	98.56%	100.00%	0.00%
Massachusetts Tax Free Money Market	0.68%	0.19%	99.13%	100.00%	0.00%
Intermediate-Term Municipal	0.00%	0.29%	99.71%	100.00%	0.00%
Short Duration Municipal	0.00%	0.03%	99.97%	100.00%	0.00%
Pennsylvania Municipal Bond	0.00%	0.58%	99.42%	100.00%	0.00%
Massachusetts Municipal Bond	8.27%	0.00%	91.73%	100.00%	0.00%
New Jersey Municipal Bond	0.00%	0.00%	100.00%	100.00%	0.00%
New York Municipal Bond	7.97%	1.36%	90.67%	100.00%	0.00%
California Municipal Bond	11.21%	0.61%	88.18%	100.00%	0.00%
Tax-Advantaged Income	0.00%	47.14%	52.86%	100.00%	19.45%

Fund	(F) Qualifying Dividend Income (2)	(G) U.S. Government Interest (3)	(H) Interest Related Dividends (4)	(I) Short-Term Capital Gain Dividends (5)
Tax Free	0.00%	0.00%	0.00%	100.00%
Institutional Tax Free	0.00%	0.00%	0.00%	100.00%
Massachusetts Tax Free Money Market	0.00%	0.00%	0.00%	0.00%
Intermediate-Term Municipal	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal	0.00%	0.00%	0.00%	0.00%
Pennsylvania Municipal Bond	0.00%	0.00%	0.00%	0.00%
Massachusetts Municipal Bond	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond	0.00%	0.00%	0.00%	100.00%
California Municipal Bond	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income	25.78%	0.00%	0.00%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.

(3)	“U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	“Interest Related Dividends” represent qualifying interest that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(5)	“Short-Term Capital Gain Dividends” represent qualifying short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004. This provision of the IRC will be expiring for years beginning after January 1, 2010.

(6)	These funds did not meet the state specific statutory threshold criteria for California, Connecticut, New Jersey, or New York.

(7)	For California income tax purposes, for the fiscal year ended August 31, 2009, the Fund designates 93.80% of its distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B), (C) and (D) are based on the percentage of each fund’s total distribution.

Items (E) and (F) are based on the percentage of “Ordinary Income Distributions.”

Item (G) is based on the percentage of gross income of each Fund.

Item (H) is based on the percentage of net investment income distributions.

Item (I) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

SEI Tax Exempt Trust / Annual Report / August 31, 2009	111

SEI TAX EXEMPT TRUST ANNUAL REPORT AUGUST 31, 2009

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Michael T. Pang

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-024 (8/09)

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George J. Sullivan, Jr. and Hubert L. Harris, Jr. Mrrs. Sullivan and Harris are independent trustees as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

For each of the last two fiscal years, the aggregate fees for which KPMG LLP (“KPMG”) billed the Registrant for services as follows:

		Fiscal Year 2009			Fiscal Year 2008
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees (1)	$200,000	N/A	N/A	$214,500	N/A	N/A
(b)	Audit-Related Fees	$0	$0	N/A	$0	$0	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	$0	$244,500	$0	$0	$234,500	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer (“CFO”) of the Registrant and must include a detailed description of the services proposed to be rendered. The Registrant’s CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2009	FYE 2008
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $244,500 and $234,500 for 2009 and 2008, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations for various service affiliates of the Registrant.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Tax Exempt Trust

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher
President & CEO
Date: November 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ ROBERT A. NESHER
Robert A. Nesher
President & CEO
Date: November 6, 2009

By (Signature and Title)	/s/ STEPHEN F. PANNER
Stephen F. Panner
Controller & CFO
Date: November 6, 2009